UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.55%)
Consumer Discretionary (15.93%)
Advance Auto Parts Inc.	3,100	$129,952
Amazon.com Inc. (a)	2,400	325,752
Comcast Corp. Class A	21,200	398,984
DIRECTV Class A (a)	9,300	314,433
Dollar Tree Inc. (a)	3,100	183,582
Expedia Inc.	9,000	224,640
Family Dollar Stores Inc.	4,500	164,745
GAP Inc., The	15,800	365,138
Hasbro Inc.	8,800	336,864
ITT Educational Services Inc. (a)	1,400	157,472
McDonald’s Corp.	4,200	280,224
NIKE Inc. Class B	6,100	448,350
Priceline.com Inc. (a)	1,600	408,000
Ross Stores Inc.	4,500	240,615
Starbucks Corp. (a)	6,400	155,328
Thomson Reuters Corp.	3,900	141,570
TJX Companies Inc.	11,600	493,232
TRW Automotive Holdings Corp. (a)	12,500	357,250
Walt Disney Co., The	6,500	226,915

		5,353,046

Consumer Staples (7.60%)
Brown-Forman Corp. Class B	2,800	166,460
Coca-Cola Co., The	2,600	143,000
CVS Caremark Corp.	10,300	376,568
Estee Lauder Companies Inc. Class A, The	6,600	428,142
General Mills Inc.	2,200	155,738
Green Mountain Coffee Roasters Inc. (a)	900	87,138
Kraft Foods Inc. Class A	5,000	151,200
PepsiCo Inc.	2,200	145,552
Philip Morris International Inc.	6,000	312,960
Procter & Gamble Co., The	2,800	177,156
Sysco Corp.	7,000	206,500
Walgreen Co.	5,500	203,995

		2,554,409

Energy (9.90%)
Anadarko Petroleum Corp.	5,700	415,131
Apache Corp.	3,800	385,700
Cameron International Corp. (a)	4,300	184,298
Chevron Corp.	6,500	492,895
Devon Energy Corp.	2,100	135,303
Diamond Offshore Drilling Inc.	2,600	230,906
Exxon Mobil Corp.	9,100	609,518
Occidental Petroleum Corp.	4,900	414,246
Southwestern Energy Co. (a)	5,700	232,104
Transocean Ltd. (a)	2,600	224,588

		3,324,689

Financials (13.21%)
ACE Ltd.	6,800	355,640
Aflac Inc.	3,400	184,586
Ameriprise Financial Inc.	4,800	217,728
Aon Corp.	3,500	149,485

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank of America Corp.	24,500	$437,325
BlackRock Inc.	900	195,984
Franklin Resources Inc.	4,400	487,960
Hudson City Bancorp Inc.	18,300	259,128
JPMorgan Chase & Co.	11,600	519,100
MetLife Inc.	9,900	429,066
New York Community Bancorp Inc.	10,400	172,016
State Street Corp.	2,300	103,822
Travelers Companies Inc., The	7,400	399,156
Wells Fargo & Co.	16,900	525,928

		4,436,924

Health Care (13.89%)
Allergan Inc.	2,800	182,896
Amgen Inc. (a)	3,800	227,088
Baxter International Inc.	5,600	325,920
Biogen Idec Inc. (a)	3,700	212,232
Bristol-Myers Squibb Co.	13,871	370,356
Cerner Corp. (a)	2,900	246,674
Covidien PLC	3,800	191,064
CR Bard Inc.	1,600	138,592
Express Scripts Inc. (a)	2,400	244,224
Gilead Sciences Inc. (a)	4,700	213,756
Intuitive Surgical Inc. (a)	900	313,317
Johnson & Johnson	9,300	606,360
Life Technologies Corp. (a)	3,100	162,037
Medtronic Inc.	2,900	130,587
Merck & Co. Inc.	5,500	205,425
Mylan Inc. (a)	8,800	199,848
Myriad Genetics Inc. (a)	3,800	91,390
Pfizer Inc.	23,200	397,880
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,300	208,164

		4,667,810

Industrials (11.51%)
3M Co.	1,700	142,069
Boeing Co., The	2,900	210,569
CH Robinson Worldwide Inc.	2,300	128,455
CSX Corp.	2,500	127,250
Cummins Inc.	3,900	241,605
Deere & Co.	7,000	416,220
FedEx Corp.	2,400	224,160
First Solar Inc. (a)	1,400	171,710
General Electric Co.	25,100	456,820
Honeywell International Inc.	9,800	443,646
ITT Corp.	3,700	198,357
Lockheed Martin Corp.	2,000	166,440
Raytheon Co.	3,700	211,344
Union Pacific Corp.	7,600	557,080
WW Grainger Inc.	1,600	172,992

		3,868,717

Information Technology (20.74%)
Amphenol Corp. Class A	3,900	164,541

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Apple Inc. (a)	1,900	$446,367
CA Inc.	15,800	370,826
Cisco Systems Inc. (a)	20,100	523,203
Cognizant Technology Solutions Corp. Class A (a)	4,600	234,508
Corning Inc.	17,100	345,591
eBay Inc. (a)	8,200	220,990
EMC Corp. (a)	10,900	196,636
Equinix Inc. (a)	3,100	301,754
Google Inc. Class A (a)	650	368,556
Hewlett-Packard Co.	3,800	201,970
Intel Corp.	17,500	389,550
International Business Machines Corp.	4,800	615,600
Juniper Networks Inc. (a)	6,900	211,692
MasterCard Inc. Class A	1,000	254,000
Micron Technology Inc. (a)	36,100	375,079
Microsoft Corp.	19,900	582,473
Oracle Corp.	8,100	208,089
Seagate Technology (a)	11,300	206,338
Visa Inc. Class A	2,100	191,163
Western Digital Corp. (a)	14,400	561,456

		6,970,382

Materials (2.78%)
E.I. du Pont de Nemours & Co.	9,700	361,228
Lubrizol Corp., The	2,100	192,612
Nucor Corp.	4,700	213,286
Potash Corporation of Saskatchewan Inc.	1,400	167,090

		934,216

Telecommunication Services (1.22%)
AT&T Inc.	15,900	410,856

		410,856

Utilities (1.77%)
Dominion Resources Inc.	10,100	415,211
EQT Corp.	4,400	180,400

		595,611

Total Common Stocks
(cost $29,371,317)		33,116,660

	Shares	Value
Short-term Investments (1.04%)
JPMorgan U.S. Government Money Market Fund	349,951	$349,951

Total Short-term Investments
(cost $349,951)		349,951

TOTAL INVESTMENTS (99.59%)
(cost $29,721,268)		33,466,611
OTHER ASSETS, NET OF LIABILITIES (0.41%)		138,994

NET ASSETS (100.00%)		$33,605,605

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.72%)
Consumer Discretionary (21.02%)
American Greetings Corp. Class A	12,900	$268,836
Bally Technologies Inc. (a)	2,955	119,796
Big Lots Inc. (a)	6,230	226,897
Bob Evans Farms Inc.	7,100	219,461
BorgWarner Inc. (a)	2,500	95,450
Carnival Corp.	2,180	84,758
Carrols Restaurant Group Inc. (a)	18,500	125,800
Chipotle Mexican Grill Inc. (a)	750	84,503
Cinemark Holdings Inc.	24,800	454,832
Coach Inc.	2,550	100,776
DeVry Inc.	2,460	160,392
Discovery Communications Inc. Class A (a)	6,190	209,160
DreamWorks Animation SKG Inc. Class A (a)	3,320	130,775
Fossil Inc. (a)	2,270	85,670
Guess? Inc.	3,670	172,417
Jarden Corp.	5,690	189,420
Jo-Ann Stores Inc. (a)	9,500	398,810
Joe’s Jeans Inc. (a)	39,700	104,411
Kirkland’s Inc. (a)	9,200	193,200
Kohl’s Corp. (a)	1,540	84,361
La-Z-Boy Inc. (a)	29,300	367,422
LKQ Corp. (a)	3,675	74,602
Macy’s Inc.	4,700	102,319
MarineMax Inc. (a)	16,100	173,236
Marriott International Inc. Class A	4,100	129,232
Nordstrom Inc.	3,380	138,073
NVR Inc. (a)	170	123,505
Pier 1 Imports Inc. (a)	35,200	224,224
Priceline.com Inc. (a)	540	137,700
Saga Communications Inc. Class A (a)	15,975	359,118
Select Comfort Corp. (a)	40,200	320,394
Steak n Shake Co., The (a)	630	240,200
Thor Industries Inc.	1,520	45,919
Tiffany & Co.	3,260	154,817
Tractor Supply Co.	1,440	83,592
UniFirst Corp.	4,600	236,900
Universal Travel Group (a)	15,900	157,569
Urban Outfitters Inc. (a)	4,510	171,515
Valassis Communications Inc. (a)	9,300	258,819
Warnaco Group Inc., The (a)	2,720	129,771
Whirlpool Corp.	1,460	127,385

		7,266,037

Consumer Staples (3.05%)
Avon Products Inc.	3,555	120,408
Casey’s General Stores Inc.	3,300	103,620
Church & Dwight Co. Inc.	2,100	140,595
Estee Lauder Companies Inc. Class A, The	1,940	125,848
General Mills Inc.	2,550	180,515
J.M. Smucker Co., The	3,835	231,097
Seneca Foods Corp. Class A (a)	5,200	151,424

		1,053,507

	Shares	Value
Common Stocks (Cont.)
Energy (5.50%)
Cameron International Corp. (a)	4,320	$185,155
Concho Resources Inc. (a)	3,755	189,102
Crosstex Energy Inc. (a)	27,800	241,582
Dresser-Rand Group Inc. (a)	5,890	185,064
EXCO Resources Inc.	4,830	88,775
Forest Oil Corp. (a)	5,040	130,133
Oceaneering International Inc. (a)	980	62,220
Rosetta Resources Inc. (a)	8,200	193,110
Vanguard Natural Resources LLC	12,200	293,166
Whiting Petroleum Corp. (a)	4,110	332,252

		1,900,559

Financials (20.25%)
Affiliated Managers Group Inc. (a)	3,740	295,460
Alliance Financial Corp.	5,500	162,140
American Physicians Capital Inc.	6,800	217,260
Ameriprise Financial Inc.	7,210	327,046
AmTrust Financial Services Inc.	11,300	157,635
Beneficial Mutual Bancorp Inc. (a)	20,800	197,184
BioMed Realty Trust Inc.	10,930	180,782
BofI Holding Inc. (a)	8,575	119,450
California First National Bancorp	10,748	143,486
Cardinal Financial Corp.	16,400	175,152
Commerce Bancshares Inc.	3,559	146,417
Danvers Bancorp Inc.	12,500	172,875
Digital Realty Trust Inc.	4,995	270,729
ESSA Bancorp Inc.	13,100	164,274
Evercore Partners Inc. Class A	6,300	189,000
First Niagara Financial Group Inc.	14,850	211,167
First Potomac Realty Trust	6,600	99,198
Franklin Resources Inc.	2,100	232,890
Infinity Property & Casualty Corp.	3,400	154,496
Kilroy Realty Corp.	3,200	98,688
Meadowbrook Insurance Group Inc.	15,900	125,610
MSCI Inc. Class A (a)	1,370	49,457
Nelnet Inc. Class A	11,300	209,728
New York Community Bancorp Inc.	6,990	115,615
One Liberty Properties Inc.	20,763	346,742
PNC Financial Services Group Inc.	2,520	150,444
Primerica Inc. (a)	870	13,050
Radian Group Inc.	12,900	201,756
Raymond James Financial Inc.	5,870	156,964
SEI Investments Co.	5,540	121,714
Signature Bank (a)	5,280	195,624
Southside Bancshares Inc.	8,200	176,874
State Street Corp.	3,910	176,497
Stifel Financial Corp. (a)	1,990	106,962
T Rowe Price Group Inc.	3,810	209,283
United Financial Bancorp Inc.	11,700	163,566
Unitrin Inc.	7,300	204,765
Weingarten Realty Investors	9,021	194,493
Winthrop Realty Trust	13,000	156,520
World Acceptance Corp. (a)	5,800	209,264

		7,000,257

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (11.11%)
Alexion Pharmaceuticals Inc. (a)	2,280	$123,964
Allscripts-Misys Healthcare Solutions Inc. (a)	6,070	118,729
AmerisourceBergen Corp.	2,610	75,481
BioScrip Inc. (a)	20,600	164,388
Celgene Corp. (a)	2,330	144,367
Cephalon Inc. (a)	1,650	111,837
Community Health Systems Inc. (a)	2,720	100,450
Covance Inc. (a)	1,590	97,610
Emergency Medical Services Corp. Class A (a)	1,780	100,659
ev3 Inc. (a)	31,200	494,832
Express Scripts Inc. (a)	1,520	154,675
Gentiva Health Services Inc. (a)	4,200	118,776
Healthspring Inc. (a)	23,400	411,840
Hi-Tech Pharmacal Co. Inc. (a)	5,900	130,626
Invacare Corp.	6,200	164,548
Inverness Medical Innovations Inc. (a)	3,040	118,651
Life Technologies Corp. (a)	2,930	153,151
Medicis Pharmaceutical Corp. Class A	9,200	231,472
Mylan Inc. (a)	4,960	112,642
Par Pharmaceutical Companies Inc. (a)	8,600	213,280
Providence Service Corp. (a)	1,710	25,975
QIAGEN NV (a)	8,820	202,772
Shire PLC ADR	2,110	139,176
United Therapeutics Corp. (a)	2,360	130,579

		3,840,480

Industrials (9.23%)
Alaska Air Group Inc. (a)	3,430	141,419
AMETEK Inc.	4,215	174,754
AMR Corp. (a)	12,880	117,337
Briggs & Stratton Corp.	7,600	148,200
Bucyrus International Inc.	3,310	218,427
Chicago Bridge & Iron Co. N.V. NY Reg. Shares (a)	6,840	159,098
CSX Corp.	2,500	127,250
Cummins Inc.	3,560	220,542
EMCOR Group Inc. (a)	6,100	150,243
Expeditors International of Washington Inc.	1,970	72,732
Flowserve Corp.	1,780	196,281
FTI Consulting Inc. (a)	3,000	117,960
International Shipholding Corp.	4,800	141,072
Iron Mountain Inc.	6,790	186,046
Kennametal Inc.	5,880	165,346
M & F Worldwide Corp. (a)	6,200	189,720
MSC Industrial Direct Company Inc. Class A	4,470	226,450
Polypore International Inc. (a)	16,600	289,836
Precision Castparts Corp.	1,165	147,617

		3,190,330

Information Technology (18.21%)
Acxiom Corp. (a)	8,000	143,520

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
Agilysys Inc.	22,600	$252,442
Alliance Data Systems Corp. (a)	4,750	303,953
Amphenol Corp. Class A	1,975	83,325
ANSYS Inc. (a)	2,855	123,165
Broadcom Corp. Class A	3,545	117,623
Brocade Communications Systems Inc. (a)	11,860	67,721
CEVA Inc. (a)	22,900	267,014
Check Point Software Technologies Ltd. (a)	3,895	136,559
Citrix Systems Inc. (a)	2,220	105,383
Cognizant Technology Solutions Corp. Class A (a)	1,910	97,372
CSG Systems International Inc. (a)	7,600	159,296
EarthLink Inc.	19,400	165,676
F5 Networks Inc. (a)	1,450	89,190
GSI Technology Inc. (a)	25,981	121,071
Hewitt Associates Inc. Class A (a)	4,395	174,833
InfoSpace Inc. (a)	15,700	173,485
Integrated Silicon Solution Inc. (a)	29,400	310,170
JDS Uniphase Corp. (a)	11,500	144,095
Juniper Networks Inc. (a)	3,150	96,642
Marchex Inc. Class B	27,400	140,014
Marvell Technology Group Ltd. (a)	10,295	209,812
Mercury Computer Systems Inc. (a)	14,000	192,080
MICROS Systems Inc. (a)	4,710	154,865
Multi-Fineline Electronix Inc. (a)	8,200	211,232
NetApp Inc. (a)	3,040	98,982
Nuance Communications Inc. (a)	11,470	190,861
NVIDIA Corp. (a)	6,590	114,534
ON Semiconductor Corp. (a)	14,990	119,920
Richardson Electronics Ltd.	26,000	206,700
Sanmina-SCI Corp. (a)	24,700	407,550
Silicon Laboratories Inc. (a)	2,915	138,958
Teradyne Inc. (a)	9,220	102,987
Trimble Navigation Ltd. (a)	3,320	95,350
Unisys Corp. (a)	12,200	425,658
United Online Inc.	19,001	142,127
UTStarcom Inc. (a)	58,800	164,052
Wave Systems Corp. Class A (a)	11,900	47,600

		6,295,817

Materials (5.96%)
Airgas Inc.	2,420	153,960
Albemarle Corp.	4,080	173,930
Cliffs Natural Resources Inc.	3,150	223,493
Glatfelter	12,100	175,329
Greif Inc.	3,360	184,531
PolyOne Corp. (a)	19,600	200,704
Scotts Miracle-Gro Co. Class A, The	2,950	136,732
Silver Wheaton Corp. (a)	8,810	138,229
Stepan Co.	2,400	134,136
US Gold Corp. (a)	27,200	73,440
Valspar Corp.	6,150	181,302

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (cont.)
Walter Energy Inc.	3,070	$283,269

		2,059,055

Telecommunication Services (1.77%)
American Tower Corp. Class A (a)	3,820	162,770
SBA Communications Corp. Class A (a)	4,000	144,280
Vonage Holdings Corp. (a)	225,300	304,155

		611,205

Utilities (2.62%)
AES Corp., The (a)	25,900	284,900
Aqua America Inc.	9,960	174,997
ITC Holdings Corp.	3,545	194,975
Nicor Inc.	2,000	83,840
NorthWestern Corp.	6,300	168,903

		907,615

Total Common Stocks
(cost $28,973,244)		34,124,862

Registered Investment Companies (0.91%)
Financials (0.91%)
Prospect Capital Corp.	10,600	128,790
Triangle Capital Corp.	13,300	186,732

		315,522

Total Registered Investment Companies
(cost $257,383)		315,522

Short-term Investments (0.93%)
JPMorgan U.S. Government Money Market Fund	320,400	320,400

Total Short-term Investments
(cost $320,400)		320,400

TOTAL INVESTMENTS (100.56%)
(cost $29,551,027)		34,760,784
LIABILITIES, NET OF OTHER ASSETS (-0.56%)		(194,198)

NET ASSETS (100.00%)		$34,566,586

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (91.51%)
Australia (1.54%)
BHP Billiton PLC	10,678	$366,207
CSL Ltd.	5,436	181,726

		547,933

Austria (0.44%)
Erste Group Bank AG	3,731	156,722

Belgium (2.23%)
Anheuser-Busch InBev NV	15,758	793,770

Brazil (4.50%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,500	195,400
Gafisa SA	30,400	210,092
Itau Unibanco Holding SA ADR	18,920	416,051
OGX Petroleo e Gas Participacoes SA	29,000	271,516
PDG Realty SA Empreendimentos e Participacoes	20,300	169,057
Redecard SA	3,563	65,917
Vale SA Sponsored ADR	8,500	273,615

		1,601,648

Canada (3.31%)
Cameco Corp.	8,051	220,678
Canadian National Railway Co.	4,132	250,358
Research In Motion Ltd. (a)	5,872	434,234
Teck Resources Ltd. Class B (a)	2,081	90,665
Toronto-Dominion Bank, The	2,445	182,235

		1,178,170

China (3.27%)
China Life Insurance Co. Ltd. H	51,000	244,351
China Mobile Ltd.	18,000	173,178
China Pacific Insurance (Group) Company Ltd. H (a)	8,200	36,436
China Petroleum and Chemical Corp. (Sinopec) H	218,000	178,572
China Resources Enterprise Ltd.	24,000	88,714
CNOOC Ltd.	104,000	171,185
Ctrip.com International Ltd. ADR (a)	1,900	74,480
Longtop Financial Technologies Ltd. Sponsored ADR (a)	2,926	94,246
PetroChina Company Ltd. H	86,000	100,574

		1,161,736

Denmark (3.26%)
A P Moller-Maersk A/S Class B	23	175,260
Novo Nordisk A/S Class B	11,321	878,477
Novozymes A/S B Shares	941	104,142

		1,157,879

France (13.36%)
Accor SA	8,310	459,731
Alstom SA	4,014	250,311
AXA SA	12,732	283,226
BNP Paribas	9,689	744,096

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Compagnie de Saint-Gobain	6,149	$295,663
Compagnie Generale des Etablissements Michelin Class B	2,388	175,975
DANONE SA	2,802	168,790
JC Decaux SA (a)	6,500	181,642
L’Oreal SA	2,200	231,356
Pernod Ricard SA	6,917	587,360
Publicis Groupe	4,343	185,831
Schneider Electric SA	5,495	644,511
Total SA	3,291	191,046
Unibail-Rodamco SE	300	60,779
Veolia Environnement	8,299	287,848

		4,748,165

Germany (6.18%)
Adidas AG	3,265	174,631
Allianz SE Reg.	1,775	222,551
BASF SE	8,493	526,752
Daimler AG Registered Shares	4,848	228,229
Infineon Technologies AG (a)	25,489	176,919
Linde AG	3,400	405,676
Metro AG	4,852	287,823
ThyssenKrupp AG	5,060	173,967

		2,196,548

Hong Kong (2.01%)
Cheung Kong Holdings Ltd.	23,000	296,230
Hang Lung Properties Ltd.	25,000	100,782
Li & Fung Ltd.	48,000	235,850
Noble Group Ltd.	38,000	83,120

		715,982

India (1.26%)
ICICI Bank Ltd. Sponsored ADR	6,174	263,630
Reliance Industries Ltd. Sponsored GDR (b)	3,800	183,160

		446,790

Ireland (0.76%)
Covidien PLC	5,400	271,512

Israel (1.19%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	6,730	424,528

Italy (0.53%)
Eni SpA	8,000	187,686

Japan (8.81%)
Canon Inc.	10,300	477,046
Daikin Industries Ltd.	2,200	90,010
Daiwa Securities Group Inc.	32,000	168,403
FamilyMart Co. Ltd.	5,500	175,019
Fanuc Ltd.	3,800	403,209
Honda Motor Co. Ltd.	13,600	480,051
Japan Tobacco Inc.	79	294,064

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Marubeni Corp.	56,000	$348,016
Mizuho Financial Group Inc.	82,100	162,461
Nintendo Co. Ltd.	700	234,357
Panasonic Corp.	12,700	194,256
SUMCO Corp. (a)	4,900	104,195

		3,131,087

Malaysia (1.30%)
Genting Berhad	98,400	199,093
Sime Darby Berhad	98,000	261,674

		460,767

Netherlands (1.85%)
Akzo Nobel NV	3,180	181,231
Heineken NV	5,024	258,195
Royal Dutch Shell PLC Class A	7,584	219,361

		658,787

Norway (0.64%)
Statoil ASA	9,800	226,895

Singapore (2.72%)
Capitaland Ltd.	101,500	288,041
DBS Group Holdings Ltd.	25,176	257,348
Keppel Corp. Ltd.	35,000	228,171
United Overseas Bank Ltd.	14,000	192,344

		965,904

South Africa (0.57%)
AngloGold Ashanti Ltd. Sponsored ADR	4,400	166,980
Sasol Ltd.	860	35,744

		202,724

Spain (4.16%)
Banco Bilbao Vizcaya Argentaria SA	21,554	294,904
Industria de Diseno Textil SA	6,487	427,613
Telefonica SA	31,864	754,871

		1,477,388

Sweden (2.70%)
Atlas Copco AB Class A	22,900	355,206
Investor AB B Shares	9,000	172,631
Sandvik AB	20,098	251,204
Telefonaktiebolaget LM Ericsson B Shares	17,336	182,709

		961,750

Switzerland (13.33%)
ABB Ltd. Reg. (a)	26,549	579,878
Compagnie Financiere Richemont SA Class A	7,151	276,911
Credit Suisse Group AG Reg.	8,504	438,346
Holcim Ltd. Reg. (a)	4,123	307,348
Julius Baer Group Ltd.	4,951	179,605
Lonza Group AG Reg.	2,046	166,878

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA	13,246	$678,381
Novartis AG	6,427	347,134
Roche Holding AG	2,187	354,682
Swatch Group AG, The	401	127,861
Syngenta AG Reg.	2,348	652,024
Transocean Ltd. (a)	4,019	347,161
UBS AG Reg. (a)	17,300	281,223

		4,737,432

Taiwan (0.73%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	24,602	258,075

United Kingdom (10.86%)
Anglo American PLC (a)	7,954	346,897
Autonomy Corp. PLC (a)	7,853	217,245
BG Group PLC	14,994	259,502
BP PLC	33,198	314,056
British American Tobacco PLC	8,007	276,001
Compass Group PLC	27,774	221,693
Diageo PLC	17,893	300,308
HSBC Holdings PLC	39,638	401,806
Imperial Tobacco Group PLC	5,511	168,095
Reckitt Benckiser Group PLC	3,204	175,861
Rolls-Royce Group PLC (a)	9,615	86,888
Standard Chartered PLC	19,759	538,967
Tesco PLC	25,780	170,353
Xstrata PLC (a)	20,133	381,439

		3,859,111

Total Common Stocks
(cost $31,352,877)		32,528,989

Preferred Stocks (5.09%)
Brazil (4.84%)
Banco Bradesco SA Pfd.	22,060	406,876
Net Servicos de Comunicacao SA (a)	6,600	86,473
Petroleo Brasileiro SA Pfd.	31,300	622,885
Suzano Papel e Celulose SA	21,800	297,883
Vale SA Pfd. Class A	11,000	306,492

		1,720,609

Germany (0.25%)
Fresenius SE PFD	1,163	87,808

Total Preferred Stocks
(cost $1,779,041)		1,808,417

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (3.56%)
State Street Bank & Trust Repurchase Agreement, (c), agreement date 03/31/2010, to be repurchased at $1,265,632 on 04/01/2010	$1,265,631	$1,265,631

Total Repurchase Agreement
(cost $1,265,631)		1,265,631

TOTAL INVESTMENTS (100.16%)
(cost $34,397,549)		35,603,037
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.16%)		(58,166)

NET ASSETS (100.00%)		$35,544,871

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $1,294,209 as of March 31, 2010.

ADR - American Depository Receipt

GDR - Government Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$10,306,874	28.95
United States Dollar	4,944,339	13.89
Swiss Franc	4,390,271	12.33
British Pound	4,225,318	11.87
Japanese Yen	3,131,087	8.79
Brazilian Real	2,632,591	7.39
Hong Kong Dollar	1,625,872	4.57
Danish Krone	1,157,879	3.25
Singapore Dollar	1,049,024	2.95
Swedish Krona	961,750	2.70
Malaysian Ringgit	460,767	1.29
Canadian Dollar	272,900	0.77
Norwegian Krone	226,895	0.64
Australian Dollar	181,726	0.51
South African Rand	35,744	0.10

Total Investments	$35,603,037	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$6,790,044	19.10
Consumer Staples	4,654,090	13.09
Materials	4,581,318	12.89
Consumer Discretionary	4,304,869	12.11
Industrials	4,303,479	12.11
Energy	3,530,021	9.93
Health Care	2,712,745	7.63
Information Technology	2,244,943	6.32
Telecommunication Services	928,049	2.61
Utilities	287,848	0.81

Total Stocks	34,337,406	96.60
Repurchase Agreement	1,265,631	3.56
Liabilities, Net of Cash and Other Assets	(58,166)	(0.16)

Net Assets	$35,544,871	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (99.06%)
Consumer Discretionary (10.02%)
Abercrombie & Fitch Co. Class A	3,826	$174,619
Amazon.com Inc. (a)	14,826	2,012,333
Apollo Group Inc. Class A (a)	5,592	342,734
AutoNation Inc. (a)	3,923	70,928
AutoZone Inc. (a)	1,292	223,632
Bed Bath & Beyond Inc. (a)	11,365	497,332
Best Buy Company Inc.	14,866	632,400
Big Lots Inc. (a)	3,594	130,893
Carnival Corp.	18,823	731,838
CBS Corp. Class B	29,245	407,675
Coach Inc.	13,632	538,737
Comcast Corp. Class A	122,964	2,314,182
Darden Restaurants Inc.	6,045	269,244
DeVry Inc.	2,672	174,214
DIRECTV Class A (a)	40,532	1,370,387
Discovery Communications Inc. Class A (a)	12,282	415,009
DR Horton Inc.	11,990	151,074
Eastman Kodak Co. (a)	11,724	67,882
Expedia Inc.	9,247	230,805
Family Dollar Stores Inc.	5,984	219,074
Ford Motor Co. (a)	145,885	1,833,774
Fortune Brands Inc.	6,578	319,099
GameStop Corp. Class A (a)	7,136	156,350
Gannett Co. Inc.	10,358	171,114
GAP Inc., The	20,659	477,430
Genuine Parts Co.	6,895	291,314
Goodyear Tire & Rubber Co., The (a)	10,450	132,088
H&R Block Inc.	14,616	260,165
Harley-Davidson Inc.	10,157	285,107
Harman International Industries Inc. (a)	3,019	141,229
Hasbro Inc.	5,338	204,339
Home Depot Inc.	73,719	2,384,810
International Game Technology	12,873	237,507
Interpublic Group of Companies Inc., The (a)	21,178	176,201
J.C. Penney Company Inc.	10,252	329,807
Johnson Controls Inc.	29,098	959,943
Kohl’s Corp. (a)	13,295	728,300
Leggett & Platt Inc.	6,470	140,011
Lennar Corp.	7,075	121,761
Limited Brands Inc.	11,621	286,109
Lowe’s Companies Inc.	63,821	1,547,021
Macy’s Inc.	18,259	397,498
Marriott International Inc. Class A	11,017	347,256
Mattel Inc.	15,741	357,950
McDonald’s Corp.	46,620	3,110,486
McGraw-Hill Companies Inc., The	13,667	487,229
Meredith Corp.	1,577	54,265
New York Times Co. Class A, The (a)	5,032	56,006
Newell Rubbermaid Inc.	12,013	182,598
News Corp. Class A	97,691	1,407,727
NIKE Inc. Class B	16,893	1,241,636
Nordstrom Inc.	7,181	293,344
Office Depot Inc. (a)	11,880	94,802
Omnicom Group Inc.	13,479	523,120
O’Reilly Automotive Inc. (a)	5,955	248,383

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Polo Ralph Lauren Corp.	2,474	$210,389
Priceline.com Inc. (a)	1,974	503,370
Pulte Group Inc. (a)	13,764	154,845
RadioShack Corp.	5,418	122,609
Ross Stores Inc.	5,372	287,241
Scripps Networks Interactive Class A	3,909	173,364
Sears Holdings Corp. (a)	2,105	228,245
Sherwin-Williams Co., The	3,999	270,652
Stanley Black & Decker Inc.	6,825	391,823
Staples Inc.	31,567	738,352
Starbucks Corp. (a)	32,213	781,810
Starwood Hotels & Resorts Worldwide Inc.	8,084	377,038
Target Corp.	32,616	1,715,602
Tiffany & Co.	5,401	256,493
Time Warner Cable Inc.	15,282	814,683
Time Warner Inc.	49,852	1,558,872
TJX Companies Inc.	18,199	773,821
Urban Outfitters Inc. (a)	5,673	215,744
VF Corp.	3,814	305,692
Viacom Inc. Class B (a)	26,320	904,882
Walt Disney Co., The	84,007	2,932,684
Washington Post Co., The	265	117,708
Whirlpool Corp.	3,238	282,516
Wyndham Worldwide Corp.	7,692	197,915
Wynn Resorts, Ltd.	3,001	227,566
Yum! Brands Inc.	20,346	779,862

		46,284,549

Consumer Staples (11.15%)
Altria Group Inc.	90,110	1,849,057
Archer-Daniels-Midland Co.	27,853	804,952
Avon Products Inc.	18,519	627,239
Brown-Forman Corp. Class B	4,723	280,782
Campbell Soup Co.	8,194	289,658
Clorox Co.	6,071	389,394
Coca-Cola Co., The	99,867	5,492,685
Coca-Cola Enterprises Inc.	13,832	382,593
Colgate-Palmolive Co.	21,398	1,824,393
ConAgra Foods Inc.	19,169	480,567
Constellation Brands Inc. (a)	8,648	142,173
Costco Wholesale Corp.	19,026	1,136,042
CVS Caremark Corp.	60,257	2,202,996
Dean Foods Co. (a)	7,783	122,115
Dr. Pepper Snapple Group Inc.	11,009	387,187
Estee Lauder Companies Inc. Class A, The	5,120	332,134
General Mills Inc.	14,271	1,010,244
H.J. Heinz Co.	13,688	624,310
Hershey Co., The	7,201	308,275
Hormel Foods Corp.	3,050	128,130
J.M. Smucker Co., The	5,158	310,821
Kellogg Co.	11,024	589,012
Kimberly-Clark Corp.	18,010	1,132,469
Kraft Foods Inc. Class A	75,193	2,273,836
Kroger Co., The	28,222	611,289

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lorillard Inc.	6,717	$505,387
McCormick & Co. Inc.	5,700	218,652
Mead Johnson Nutrition Co. Class A	8,856	460,778
Molson Coors Brewing Co. Class B	6,855	288,321
PepsiCo Inc.	70,786	4,683,202
Philip Morris International Inc.	81,495	4,250,779
Procter & Gamble Co., The	125,832	7,961,391
Reynolds American Inc.	7,295	393,784
Safeway Inc.	16,875	419,512
Sara Lee Corp.	30,243	421,285
Supervalu Inc.	9,245	154,207
Sysco Corp.	25,663	757,058
Tyson Foods Inc.	13,203	252,837
Walgreen Co.	42,699	1,583,706
Wal-Mart Stores Inc.	92,442	5,139,775
Whole Foods Market Inc. (a)	7,393	267,257

		51,490,284

Energy (10.77%)
Anadarko Petroleum Corp.	21,345	1,554,556
Apache Corp.	14,575	1,479,363
Baker Hughes Inc.	13,506	632,621
BJ Services Co.	12,706	271,908
Cabot Oil & Gas Corp.	4,520	166,336
Cameron International Corp. (a)	10,594	454,059
Chesapeake Energy Corp.	28,226	667,263
Chevron Corp.	87,008	6,597,817
ConocoPhillips	64,401	3,295,399
CONSOL Energy Inc.	7,878	336,075
Denbury Resources Inc. (a)	17,135	289,067
Devon Energy Corp.	19,350	1,246,721
Diamond Offshore Drilling Inc.	3,018	268,029
El Paso Corp.	30,365	329,157
EOG Resources Inc.	10,942	1,016,949
Exxon Mobil Corp.	204,526	13,699,151
FMC Technologies Inc. (a)	5,297	342,345
Halliburton Co.	39,198	1,181,036
Helmerich & Payne Inc.	4,618	175,853
Hess Corp.	12,622	789,506
Marathon Oil Corp.	30,692	971,095
Massey Energy Co.	4,117	215,278
Murphy Oil Corp.	8,283	465,422
Nabors Industries Ltd. (a)	12,417	243,746
National-Oilwell Varco Inc.	18,139	736,081
Noble Energy Inc.	7,553	551,369
Occidental Petroleum Corp.	35,189	2,974,878
Peabody Energy Corp.	11,612	530,668
Pioneer Natural Resources Co.	5,008	282,051
Range Resources Corp.	6,888	322,841
Rowan Companies Inc. (a)	4,980	144,968
Schlumberger Ltd.	51,846	3,290,147
Smith International Inc.	10,730	459,459
Southwestern Energy Co. (a)	14,973	609,701
Spectra Energy Corp.	28,046	631,876
Sunoco Inc.	5,081	150,957
Tesoro Corp.	6,130	85,207

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	24,410	$480,877
Williams Companies Inc., The	25,288	584,153
XTO Energy Inc.	25,263	1,191,908

		49,715,893

Financials (16.36%)
Aflac Inc.	20,333	1,103,879
Allstate Corp., The	23,263	751,628
American Express Co.	51,832	2,138,588
American International Group Inc. (a)	5,903	201,528
Ameriprise Financial Inc.	11,062	501,772
Aon Corp.	11,579	494,539
Apartment Investment and Management Co.	5,078	93,486
Assurant Inc.	5,073	174,410
AvalonBay Communities Inc.	3,542	305,852
Bank of America Corp.	434,545	7,756,628
Bank of New York Mellon Corp.	52,327	1,615,858
BB&T Corp.	29,910	968,785
Berkshire Hathaway Inc. Class B (a)	71,694	5,826,571
Boston Properties Inc.	6,025	454,526
Capital One Financial Corp.	19,715	816,398
CB Richard Ellis Group Inc. Class A (a)	11,711	185,619
Charles Schwab Corp., The	42,333	791,204
Chubb Corp.	14,249	738,811
Cincinnati Financial Corp.	7,072	204,381
Citigroup Inc. (a)	851,079	3,446,870
CME Group Inc.	2,885	911,977
Comerica Inc.	7,539	286,784
Discover Financial Services	23,530	350,597
E*TRADE Financial Corp. (a)	68,797	113,515
Equity Residential	12,204	477,787
Federated Investors Inc. Class B	3,832	101,088
Fifth Third Bancorp	34,493	468,760
First Horizon National Corp. (a)	9,873	138,716
Franklin Resources Inc.	6,434	713,531
Genworth Financial Inc. Class A (a)	21,192	388,661
Goldman Sachs Group Inc., The	22,795	3,889,511
Hartford Financial Services Group Inc.	19,214	546,062
HCP Inc.	12,721	419,793
Healthcare Realty Trust Inc.	5,401	244,287
Host Hotels & Resorts Inc.	28,274	414,214
Hudson City Bancorp Inc.	20,546	290,931
Huntington Bancshares Inc.	30,836	165,589
IntercontinentalExchange Inc. (a)	3,186	357,405
Invesco Ltd.	18,591	407,329
Janus Capital Group Inc.	8,095	115,678
JPMorgan Chase & Co.	172,094	7,701,207
KeyCorp	38,114	295,384
Kimco Realty Corp.	17,603	275,311
Legg Mason Inc.	7,056	202,296
Leucadia National Corp. (a)	8,258	204,881
Lincoln National Corp.	13,096	402,047
Loews Corp.	15,393	573,851
M&T Bank Corp.	3,593	285,212
Marsh & McLennan Companies Inc.	23,042	562,686

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Marshall & Ilsley Corp.	22,742	$183,073
MetLife Inc.	35,500	1,538,570
Moody’s Corp.	8,519	253,440
Morgan Stanley	60,553	1,773,597
NASDAQ OMX Group Inc., The (a)	6,421	135,612
Northern Trust Corp.	10,470	578,572
NYSE Euronext	11,297	334,504
People’s United Financial Inc.	16,396	256,433
Plum Creek Timber Co. Inc.	7,072	275,172
PNC Financial Services Group Inc.	22,416	1,338,235
Principal Financial Group Inc.	13,829	403,945
Progressive Corp., The	29,194	557,313
ProLogis	20,523	270,904
Prudential Financial Inc.	20,118	1,217,139
Public Storage	5,873	540,257
Regions Financial Corp.	51,627	405,272
Simon Property Group Inc.	12,559	1,053,700
SLM Corp. (a)	20,983	262,707
State Street Corp.	21,448	968,163
Suntrust Banks Inc.	21,589	578,369
T Rowe Price Group Inc.	11,214	615,985
Torchmark Corp.	3,626	194,027
Travelers Companies Inc., The	22,262	1,200,812
Unum Group	14,387	356,366
US Bancorp	82,911	2,145,737
Ventas Inc.	6,782	322,009
Vornado Realty Trust	6,826	516,728
Wells Fargo & Co.	224,407	6,983,546
XL Capital Ltd. Class A	14,862	280,892
Zions Bancorporation	6,503	141,895

		75,559,397

Health Care (12.04%)
Abbott Laboratories	67,251	3,542,783
Aetna Inc.	18,696	656,417
Allergan Inc.	13,334	870,977
AmerisourceBergen Corp.	12,262	354,617
Amgen Inc. (a)	42,435	2,535,916
Baxter International Inc.	26,137	1,521,173
Becton Dickinson and Co.	10,221	804,699
Biogen Idec Inc. (a)	11,691	670,596
Boston Scientific Corp. (a)	65,429	472,397
Bristol-Myers Squibb Co.	74,210	1,981,407
Cardinal Health Inc.	15,653	563,978
CareFusion Corp. (a)	7,734	204,410
Celgene Corp. (a)	19,927	1,234,677
Cephalon Inc. (a)	3,263	221,166
Cigna Corp.	11,903	435,412
Coventry Health Care Inc. (a)	6,489	160,408
CR Bard Inc.	4,160	360,339
DaVita Inc. (a)	4,466	283,144
DENTSPLY International Inc.	6,399	223,005
Eli Lilly & Co.	43,950	1,591,869
Express Scripts Inc. (a)	11,912	1,212,165
Forest Laboratories Inc. (a)	13,156	412,572
Genzyme Corp. (a)	11,508	596,460

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Gilead Sciences Inc. (a)	39,126	$1,779,450
Hospira Inc. (a)	7,093	401,819
Humana Inc. (a)	7,369	344,648
Intuitive Surgical Inc. (a)	1,686	586,947
Johnson & Johnson	119,219	7,773,079
King Pharmaceuticals Inc. (a)	10,702	125,856
Laboratory Corp. of America Holdings (a)	4,539	343,648
Life Technologies Corp. (a)	7,828	409,170
McKesson Corp.	11,665	766,624
Medco Health Solutions Inc. (a)	20,115	1,298,624
Medtronic Inc.	47,869	2,155,541
Merck & Co. Inc.	134,940	5,040,009
Millipore Corp. (a)	2,422	255,763
Mylan Inc. (a)	13,365	303,519
Patterson Companies Inc.	4,046	125,628
PerkinElmer Inc.	5,035	120,336
Pfizer Inc.	349,636	5,996,257
Quest Diagnostics Inc.	6,525	380,342
St. Jude Medical Inc. (a)	14,118	579,544
Stryker Corp.	12,246	700,716
Tenet Healthcare Corp. (a)	18,617	106,489
Thermo Fisher Scientific Inc. (a)	17,756	913,369
UnitedHealth Group Inc.	50,167	1,638,956
Varian Medical Systems Inc. (a)	5,345	295,739
Waters Corp. (a)	4,067	274,685
Watson Pharmaceuticals Inc. (a)	4,635	193,604
WellPoint Inc. (a)	19,243	1,238,864
Zimmer Holdings Inc. (a)	9,231	546,475

		55,606,288

Industrials (10.41%)
3M Co.	30,828	2,576,296
Avery Dennison Corp.	4,865	177,135
Boeing Co., The	32,787	2,380,664
Caterpillar Inc.	27,057	1,700,532
CH Robinson Worldwide Inc.	7,236	404,131
Cintas Corp.	5,668	159,214
CSX Corp.	16,912	860,821
Cummins Inc.	8,713	539,770
Danaher Corp.	11,347	906,739
Deere & Co.	18,380	1,092,875
Dover Corp.	8,083	377,880
Dun & Bradstreet Corp.	2,221	165,287
Eaton Corp.	7,171	543,347
Emerson Electric Co.	32,610	1,641,587
Equifax Inc.	5,456	195,325
Expeditors International of Washington Inc.	9,183	339,036
Fastenal Co.	5,727	274,839
FedEx Corp.	13,550	1,265,570
First Solar Inc. (a)	2,105	258,178
Flowserve Corp.	2,425	267,405
Fluor Corp.	7,759	360,871
General Dynamics Corp.	16,728	1,291,402
General Electric Co.	462,174	8,411,567

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Goodrich Corp.	5,429	$382,853
Honeywell International Inc.	33,083	1,497,667
Illinois Tool Works Inc.	16,779	794,653
Iron Mountain Inc.	7,841	214,843
ITT Corp.	7,961	426,789
Jacobs Engineering Group Inc. (a)	5,414	244,659
L-3 Communications Holdings Inc.	5,029	460,807
Lockheed Martin Corp.	13,671	1,137,701
Masco Corp.	15,570	241,646
Norfolk Southern Corp.	16,008	894,687
Northrop Grumman Corp.	13,128	860,803
Paccar Inc.	15,763	683,168
Pall Corp.	5,112	206,985
Parker Hannifin Corp.	6,997	452,986
Pitney Bowes Inc.	9,066	221,664
Precision Castparts Corp.	6,135	777,366
Quanta Services Inc. (a)	9,167	175,640
Raytheon Co.	16,436	938,824
Republic Services Inc.	14,077	408,515
Robert Half International Inc.	6,464	196,700
Rockwell Automation Inc.	6,179	348,248
Rockwell Collins Inc.	6,789	424,924
Roper Industries Inc.	4,053	234,426
RR Donnelley & Sons Co.	9,001	192,171
Ryder System Inc.	2,330	90,311
Snap-On Inc.	2,517	109,087
Southwest Airlines Co.	32,231	426,094
Stericycle Inc. (a)	3,693	201,268
Textron Inc.	11,885	252,319
Union Pacific Corp.	21,875	1,603,438
United Parcel Service Inc. Class B	43,001	2,769,694
United Technologies Corp.	40,575	2,986,726
Waste Management Inc.	21,032	724,132
WW Grainger Inc.	2,675	289,221

		48,061,486

Information Technology (18.70%)
Adobe Systems Inc. (a)	22,711	803,288
Advanced Micro Devices Inc. (a)	24,426	226,429
Agilent Technologies Inc. (a)	15,102	519,358
Akamai Technologies Inc. (a)	7,461	234,350
Altera Corp.	12,871	312,894
Amphenol Corp. Class A	7,498	316,341
Analog Devices Inc.	12,886	371,375
Apple Inc. (a)	39,279	9,227,815
Applied Materials Inc.	58,159	783,983
Autodesk Inc. (a)	9,979	293,582
Automatic Data Processing Inc.	21,880	973,004
BMC Software Inc. (a)	7,875	299,250
Broadcom Corp. Class A	18,679	619,769
CA Inc.	17,155	402,628
Cisco Systems Inc. (a)	248,051	6,456,768
Citrix Systems Inc. (a)	7,957	377,719
Cognizant Technology Solutions Corp. Class A (a)	12,884	656,826
Computer Sciences Corp. (a)	6,649	362,304

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Compuware Corp. (a)	9,735	$81,774
Corning Inc.	67,468	1,363,528
Dell Inc. (a)	74,657	1,120,602
eBay Inc. (a)	48,944	1,319,041
Electronic Arts Inc. (a)	14,232	265,569
EMC Corp. (a)	88,904	1,603,828
Fidelity National Information Services Inc.	14,304	335,286
Fiserv Inc. (a)	6,624	336,234
FLIR Systems Inc. (a)	6,655	187,671
Google Inc. Class A (a)	10,468	5,935,461
Harris Corp.	5,684	269,933
Hewlett-Packard Co.	101,989	5,420,715
Intel Corp.	239,274	5,326,239
International Business Machines Corp.	56,276	7,217,397
Intuit Inc. (a)	13,622	467,779
Jabil Circuit Inc.	8,349	135,170
JDS Uniphase Corp. (a)	9,653	120,952
Juniper Networks Inc. (a)	22,785	699,044
KLA-Tencor Corp.	7,491	231,622
Lexmark International Inc. (a)	3,430	123,754
Linear Technology Corp.	9,693	274,118
LSI Corp. (a)	28,423	173,949
MasterCard Inc. Class A	4,180	1,061,720
McAfee Inc. (a)	6,914	277,459
MEMC Electronic Materials Inc. (a)	9,839	150,832
Microchip Technology Inc.	8,006	225,449
Micron Technology Inc. (a)	36,853	382,903
Microsoft Corp.	330,553	9,675,286
Molex Inc.	5,844	121,906
Monster Worldwide Inc. (a)	5,557	92,302
Motorola Inc. (a)	100,209	703,467
National Semiconductor Corp.	10,282	148,575
NetApp Inc. (a)	14,921	485,828
Novell Inc. (a)	15,330	91,827
Novellus Systems Inc. (a)	4,107	102,675
NVIDIA Corp. (a)	23,958	416,390
Oracle Corp.	169,350	4,350,602
Paychex Inc.	13,898	426,669
QLogic Corp. (a)	4,884	99,145
QUALCOMM Inc.	72,792	3,056,536
Red Hat Inc. (a)	8,191	239,751
SAIC Inc. (a)	13,147	232,702
Salesforce.com Inc. (a)	4,764	354,680
SanDisk Corp. (a)	9,899	342,802
Symantec Corp. (a)	34,973	591,743
Tellabs Inc.	16,483	124,776
Teradata Corp. (a)	7,251	209,481
Teradyne Inc. (a)	7,565	84,501
Texas Instruments Inc.	53,829	1,317,196
Total System Services Inc.	8,612	134,864
VeriSign Inc. (a)	7,978	207,508
Visa Inc. Class A	19,346	1,761,066
Western Digital Corp. (a)	9,897	385,884
Western Union Co.	29,626	502,457
Xerox Corp.	58,590	571,252

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Xilinx Inc.	11,965	$305,108
Yahoo! Inc. (a)	51,638	853,576

		86,336,267

Materials (3.44%)
Air Products & Chemicals Inc.	9,181	678,935
Airgas Inc.	3,576	227,505
AK Steel Holding Corp.	4,705	107,556
Alcoa Inc.	44,177	629,080
Allegheny Technologies Inc.	4,275	230,807
Ball Corp.	4,080	217,790
Bemis Co. Inc.	4,713	135,357
CF Industries Holdings Inc.	2,108	192,207
Cliffs Natural Resources Inc.	5,853	415,270
Dow Chemical Co., The	49,819	1,473,148
E.I. du Pont de Nemours & Co.	39,182	1,459,138
Eastman Chemical Co.	3,177	202,311
Ecolab Inc.	10,270	451,367
FMC Corp.	3,154	190,943
Freeport-McMoRan Copper & Gold Inc.	18,638	1,557,019
International Flavors & Fragrances Inc.	3,434	163,699
International Paper Co.	18,724	460,798
MeadWestvaco Corp.	7,406	189,223
Monsanto Co.	23,631	1,687,726
Newmont Mining Corp.	21,253	1,082,415
Nucor Corp.	13,652	619,528
Owens-Illinois Inc. (a)	7,315	259,975
Pactiv Corp. (a)	5,690	143,274
PPG Industries Inc.	7,184	469,834
Praxair Inc.	13,272	1,101,576
Sealed Air Corp.	6,898	145,410
Sigma-Aldrich Corp.	5,283	283,486
Titanium Metals Corp. (a)	3,715	61,632
United States Steel Corp.	6,210	394,459
Vulcan Materials Co.	5,455	257,694
Weyerhaeuser Co.	9,122	412,953

		15,902,115

Telecommunication Services (2.78%)
American Tower Corp. Class A (a)	17,465	744,184
AT&T Inc.	255,695	6,607,159
CenturyTel Inc.	12,969	459,881
Frontier Communications Corp.	13,501	100,447
MetroPCS Communications Inc. (a)	11,598	82,114
Qwest Communications International Inc.	64,498	336,680
Sprint Nextel Corp. (a)	128,916	489,881
Verizon Communications Inc.	122,864	3,811,241
Windstream Corp.	19,768	215,274

		12,846,861

Utilities (3.39%)
AES Corp., The (a)	29,085	319,935
Allegheny Energy Inc.	7,387	169,901
Ameren Corp.	10,222	266,590

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
American Electric Power Company Inc.	20,712	$707,936
CenterPoint Energy Inc.	17,011	244,278
CMS Energy Corp.	9,972	154,167
Consolidated Edison Inc.	12,159	541,562
Constellation Energy Group Inc.	8,705	305,633
Dominion Resources Inc.	25,988	1,068,367
DTE Energy Co.	7,149	318,845
Duke Energy Corp.	56,718	925,638
Edison International	14,086	481,319
Entergy Corp.	8,193	666,501
EQT Corp.	6,228	255,348
Exelon Corp.	28,588	1,252,440
FirstEnergy Corp.	13,203	516,105
FPL Group Inc.	17,923	866,219
Integrys Energy Group Inc.	3,293	156,022
Nicor Inc.	1,964	82,331
NiSource Inc.	12,017	189,869
Northeast Utilities	7,673	212,082
NRG Energy Inc. (a)	5,573	116,476
ONEOK Inc.	4,570	208,620
Pepco Holdings Inc.	9,688	166,149
PG&E Corp.	16,086	682,368
Pinnacle West Capital Corp.	4,389	165,597
PPL Corp.	16,315	452,089
Progress Energy Inc.	12,322	484,994
Public Service Enterprise Group Inc.	21,941	647,698
Questar Corp.	7,560	326,592
SCANA Corp.	4,859	182,650
Sempra Energy	10,676	532,732
Southern Co.	35,528	1,178,108
TECO Energy Inc.	9,225	146,585
Wisconsin Energy Corp.	5,062	250,113
Xcel Energy Inc.	19,801	419,781

		15,661,640

Total Common Stocks
(cost $490,603,841)		457,464,780

	Principal amount	Value
Short-term Investments (0.87%)
U.S. Treasury Bill (b)
0.141%, 05/13/2010	$4,034,000	$4,033,318

Total Short-term Investments
(cost $4,033,337)		4,033,318

TOTAL INVESTMENTS (99.93%)
(cost $494,637,178)		461,498,098
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.07%)		338,173

NET ASSETS (100.00%)		$461,836,271

(a)	Non-income producing security.

(b)	At March 31, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.37%)
Consumer Discretionary (14.76%)
1-800-FLOWERS.COM Inc. (a)	5,927	$14,877
99 Cents Only Stores (a)	9,938	161,989
AFC Enterprises Inc. (a)	5,030	53,972
Ambassadors Group Inc.	4,188	46,277
American Apparel Inc. (a)	7,425	22,498
American Axle & Manufacturing Holdings Inc. (a)	12,166	121,417
American Greetings Corp. Class A	8,729	181,912
American Public Education Inc. (a)	3,920	182,672
America’s Car-Mart Inc. (a)	2,197	52,992
Amerigon Inc. (a)	4,985	50,398
Ameristar Casinos Inc.	5,305	96,657
AnnTaylor Stores Corp. (a)	12,875	266,512
Arbitron Inc.	5,645	150,496
ArvinMeritor Inc. (a)	20,363	271,846
Asbury Automotive Group Inc. (a)	6,578	87,487
Ascent Media Corp. Class A (a)	2,882	78,534
Audiovox Corp. (a)	3,821	29,727
Bally Technologies Inc. (a)	11,718	475,048
Beazer Homes USA Inc. (a)	13,583	61,667
bebe stores inc.	5,533	49,244
Belo Corp. Class A	19,572	133,481
Benihana Inc. Class A (a)	3,103	20,170
Big 5 Sporting Goods Corp.	4,389	66,801
BJ’s Restaurants Inc. (a)	4,056	94,505
Blue Nile Inc. (a)	2,652	145,913
Bluegreen Corp. (a)	2,821	9,225
Blyth Inc.	1,375	42,969
Bob Evans Farms Inc.	6,594	203,821
Books-A-Million Inc.	1,675	12,127
Borders Group Inc. (a)	11,312	19,457
Bridgepoint Education Inc. (a)	2,819	69,291
Brookfield Homes Corp. (a)	2,200	19,228
Brown Shoe Co. Inc.	9,296	143,902
Brunswick Corp.	19,317	308,492
Buckle Inc., The	5,394	198,283
Buffalo Wild Wings Inc. (a)	3,807	183,155
Build-A-Bear Workshop Inc. (a)	3,308	23,553
Cabela’s Inc. (a)	8,676	151,743
California Pizza Kitchen Inc. (a)	4,001	67,177
Callaway Golf Co.	13,415	118,320
Capella Education Co. (a)	3,157	293,096
Caribou Coffee Company Inc. (a)	1,812	11,995
Carmike Cinemas Inc. (a)	2,584	35,840
Carrols Restaurant Group Inc. (a)	2,666	18,129
Carter’s Inc. (a)	12,194	367,771
Cato Corp. Class A	5,923	126,989
Cavco Industries Inc. (a)	1,418	48,411
CEC Entertainment Inc. (a)	4,976	189,586
Charming Shoppes Inc. (a)	24,661	134,649
Cheesecake Factory Inc., The (a)	13,076	353,837
Cherokee Inc.	1,879	33,822
Children’s Place Retail Stores Inc., The (a)	4,675	208,271
China Automotive Systems Inc. (a)	690	15,946
ChinaCast Education Corp. (a)	6,846	50,044
Christopher & Banks Corp.	7,821	62,568

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Churchill Downs Inc.	2,112	$79,200
Cinemark Holdings Inc.	6,752	123,832
Citi Trends Inc. (a)	3,029	98,261
CKE Restaurants Inc.	10,090	111,696
CKX Inc. (a)	11,841	72,585
Coinstar Inc. (a)	6,541	212,582
Coldwater Creek Inc. (a)	12,485	86,646
Collective Brands Inc. (a)	13,799	313,789
Columbia Sportswear Co.	2,471	129,802
Conn’s Inc. (a)	2,383	18,659
Cooper Tire & Rubber Co.	12,962	246,537
Core-Mark Holding Co. Inc. (a)	2,250	68,872
Corinthian Colleges Inc. (a)	17,113	301,018
CPI Corp.	1,179	16,341
Cracker Barrel Old Country Store Inc.	4,867	225,731
Crocs Inc. (a)	18,277	160,289
Crown Media Holdings Inc. (a)	3,483	6,687
CSS Industries Inc.	1,725	34,672
Dana Holding Corp. (a)	29,985	356,222
Deckers Outdoor Corp. (a)	2,803	386,814
Denny’s Corp. (a)	20,836	80,010
Destination Maternity Corp. (a)	1,114	28,585
Dillard’s Inc. Class A	11,167	263,541
DineEquity Inc. (a)	3,649	144,354
Dolan Media Co. (a)	5,999	65,209
Domino’s Pizza Inc. (a)	7,622	103,964
Dorman Products Inc. (a)	2,397	45,519
Dover Downs Gaming & Entertainment Inc.	3,524	13,955
Dress Barn Inc. (a)	13,550	354,468
Drew Industries Inc. (a)	3,868	85,173
drugstore.com Inc. (a)	18,300	65,331
DSW Inc. (a)	2,806	71,637
E.W. Scripps Co Class A (a)	6,813	57,570
Eastman Kodak Co. (a)	57,779	334,540
Einstein Noah Restaurant Group Inc. (a)	955	11,603
Ethan Allen Interiors Inc.	5,426	111,938
Exide Technologies (a)	10,347	59,495
Finish Line Inc. Class A, The	9,369	152,902
Fisher Communications Inc. (a)	1,344	18,950
Fossil Inc. (a)	10,041	378,947
Fred’s Inc. Class A	8,353	100,069
Frisch’s Restaurants Inc.	527	11,647
Fuel Systems Solutions Inc. (a)	2,912	93,068
Fuqi International Inc. (a)	2,750	29,975
Furniture Brands International Inc. (a)	9,133	58,725
Gaiam Inc. Class A	3,939	32,694
Gaylord Entertainment Co. (a)	8,462	247,852
Genesco Inc. (a)	4,739	146,956
G-III Apparel Group Ltd. (a)	2,905	80,062
Global Sources Ltd. (a)	4,005	26,073
Grand Canyon Education Inc. (a)	3,200	83,648
Great Wolf Resorts Inc. (a)	6,249	19,872
Group 1 Automotive Inc. (a)	5,238	166,883
Gymboree Corp. (a)	6,226	321,448
Harte-Hanks Inc.	7,841	100,835

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Haverty Furniture Companies Inc.	4,011	$65,460
Hawk Corp. Class A (a)	1,295	25,252
Helen of Troy Ltd. (a)	6,630	172,778
hhgregg Inc. (a)	2,890	72,944
Hibbett Sports Inc. (a)	6,347	162,356
Hooker Furniture Corp.	2,155	34,652
Hot Topic Inc. (a)	9,743	63,329
Hovnanian Enterprises Inc. (a)	11,674	50,782
HSN Inc. (a)	8,600	253,184
Iconix Brand Group Inc. (a)	15,373	236,129
Interval Leisure Group Inc. (a)	8,303	120,892
iRobot Corp. (a)	4,303	65,233
Isle of Capri Casinos Inc. (a)	3,230	25,129
J. Crew Group Inc. (a)	10,945	502,376
Jack in the Box Inc. (a)	12,423	292,562
Jackson Hewitt Tax Service Inc. (a)	6,606	13,212
JAKKS Pacific Inc. (a)	5,723	74,685
Jo-Ann Stores Inc. (a)	5,778	242,560
Jones Apparel Group Inc.	18,424	350,424
Jos. A. Bank Clothiers Inc. (a)	3,906	213,463
Journal Communications Inc. Class A (a)	9,883	41,509
K12 Inc. (a)	4,976	110,517
Kenneth Cole Productions Inc. (a)	1,851	23,711
Kirkland’s Inc. (a)	2,905	61,005
Knology Inc. (a)	6,778	91,096
Krispy Kreme Doughnuts Inc. (a)	13,280	53,386
K-Swiss Inc. Class A (a)	5,676	59,371
Lakes Entertainment Inc. (a)	4,434	10,198
Landry’s Restaurants Inc. (a)	1,692	30,321
La-Z-Boy Inc. (a)	11,284	141,501
Leapfrog Enterprises Inc. (a)	7,131	46,708
Learning Tree International Inc. (a)	1,957	27,535
Life Time Fitness Inc. (a)	8,698	244,414
Lin TV Corp. (a)	5,603	32,217
Lincoln Educational Services Corp. (a)	2,259	57,153
Lithia Motors Inc. Class A (a)	3,921	25,094
Live Nation Entertainment Inc. (a)	29,897	433,506
Liz Claiborne Inc. (a)	20,230	150,309
LodgeNet Interactive Corp. (a)	4,779	33,310
Luby’s Inc. (a)	4,719	18,593
Lululemon Athletica Inc. (a)	8,691	360,676
Lumber Liquidators Holdings Inc. (a)	3,008	80,223
M/I Homes Inc. (a)	4,289	62,834
Mac-Gray Corp.	2,678	30,235
Maidenform Brands Inc. (a)	3,912	85,477
Marcus Corp.	4,404	57,208
Marine Products Corp. (a)	2,326	14,003
Martha Stewart Living Omnimedia Inc. (a)	5,601	31,254
Matthews International Corp.	6,664	236,572
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,484	35,084
Mediacom Communications Corp. Class A (a)	8,650	51,468
Men’s Wearhouse Inc., The	11,118	266,165
Meritage Homes Corp. (a)	6,534	137,214

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Midas Inc. (a)	3,045	$34,348
Modine Manufacturing Co. (a)	10,399	116,885
Monarch Casino & Resort Inc. (a)	2,067	17,652
Monro Muffler Brake Inc.	3,517	125,768
Morgans Hotel Group Co. (a)	5,025	32,210
Movado Group Inc. (a)	3,484	39,300
Multimedia Games Inc. (a)	6,238	24,328
National CineMedia Inc.	8,925	154,046
National Presto Industries Inc.	1,048	124,618
New York & Co. Inc. (a)	5,088	24,372
NIVS IntelliMedia Technology Group Inc. (a)	681	2,615
Nobel Learning Communities Inc. (a)	974	7,636
NutriSystem Inc.	6,569	116,994
O’Charley’s Inc. (a)	3,981	35,590
OfficeMax Inc. (a)	16,243	266,710
Orbitz Worldwide Inc. (a)	8,023	57,044
Orient-Express Hotels Ltd. Class A (a)	19,728	279,743
Outdoor Channel Holdings Inc. (a)	3,518	23,184
Overstock.com Inc. (a)	3,311	53,804
Oxford Industries Inc.	2,558	52,004
Pacific Sunwear of California Inc. (a)	13,758	73,055
Papa John’s International Inc. (a)	4,544	116,826
Peet’s Coffee & Tea Inc. (a)	2,331	92,424
Pep Boys-Manny, Moe & Jack, The	10,160	101,803
Perry Ellis International Inc. (a)	1,743	39,479
PetMed Express Inc.	5,206	115,417
PF Chang’s China Bistro Inc. (a)	5,088	224,533
Pier 1 Imports Inc. (a)	25,226	160,690
Pinnacle Entertainment Inc. (a)	12,704	123,737
Playboy Enterprises Inc. (a)	4,731	17,315
Polaris Industries Inc.	6,593	337,298
Pool Corp.	10,359	234,528
Pre-Paid Legal Services Inc. (a)	1,359	51,438
Primedia Inc.	3,863	13,289
Princeton Review Inc. (a)	2,918	10,184
Quiksilver Inc. (a)	27,686	130,955
Raser Technologies Inc. (a)	12,620	12,330
RC2 Corp. (a)	4,797	71,811
RCN Corp. (a)	7,611	114,774
Reading International Inc. Class A (a)	4,075	17,400
Red Lion Hotels Corp. (a)	3,157	22,794
Red Robin Gourmet Burgers Inc. (a)	3,222	78,746
Regis Corp.	12,346	230,623
Rent-A-Center Inc. (a)	14,416	340,938
Rentrak Corp. (a)	2,206	47,539
Retail Ventures Inc. (a)	4,788	45,534
Ruby Tuesday Inc. (a)	13,542	143,139
Rue21 Inc. (a)	1,481	51,346
Ruth’s Hospitality Group Inc. (a)	4,036	21,391
Ryland Group Inc.	9,142	205,146
Saks Inc. (a)	26,875	231,125
Sally Beauty Holdings Inc. (a)	19,796	176,580
Scholastic Corp.	4,695	131,460
Sealy Corp. (a)	10,019	35,066
Shoe Carnival Inc. (a)	1,823	41,674

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Shuffle Master Inc. (a)	11,037	$90,393
Shutterfly Inc. (a)	4,676	112,645
Sinclair Broadcast Group Inc. Class A (a)	8,403	42,687
Skechers U.S.A. Inc. (a)	7,209	261,831
Skyline Corp.	1,501	27,919
Smith & Wesson Holding Corp. (a)	12,378	46,789
Sonic Automotive Inc. (a)	6,868	75,548
Sonic Corp. (a)	13,267	146,600
Sotheby’s	14,426	448,504
Spartan Motors Inc.	7,181	40,214
Speedway Motorsports Inc.	2,987	46,627
Sport Supply Group Inc.	2,172	29,192
Stage Stores Inc.	8,168	125,706
Standard Motor Products Inc.	3,672	36,426
Standard Pacific Corp. (a)	20,775	93,903
Stanley Furniture Company Inc. (a)	2,423	24,618
Steak n Shake Co., The (a)	281	107,137
Stein Mart Inc. (a)	5,902	53,295
Steiner Leisure Ltd. (a)	3,255	144,262
Steinway Musical Instruments Inc. (a)	1,507	28,377
Steven Madden Ltd. (a)	3,342	163,090
Stewart Enterprises Inc.	16,731	104,569
Stoneridge Inc. (a)	3,207	31,717
Sturm, Ruger & Company Inc.	4,436	53,188
Superior Industries International Inc.	5,059	81,349
Syms Corp. (a)	1,450	14,442
Systemax Inc.	2,362	51,350
Talbots Inc. (a)	5,360	69,466
Tempur-Pedic International Inc. (a)	16,234	489,617
Tenneco Inc. (a)	12,997	307,379
Texas Roadhouse Inc. Class A (a)	10,586	147,040
Timberland Co. Class A, The (a)	9,366	199,870
Town Sports International Holdings Inc. (a)	3,831	14,979
Tractor Supply Co.	7,766	450,816
True Religion Apparel Inc. (a)	5,312	161,272
Tuesday Morning Corp. (a)	7,227	47,626
Tupperware Brands Corp.	13,552	653,477
Ulta Salon Cosmetics & Fragrance Inc. (a)	5,785	130,857
Under Armour Inc. Class A (a)	7,119	209,370
Unifi Inc. (a)	9,869	35,923
UniFirst Corp.	2,966	152,749
Universal Electronics Inc. (a)	3,113	69,544
Universal Technical Institute Inc. (a)	4,457	101,709
Universal Travel Group (a)	2,351	23,298
US Auto Parts Network Inc. (a)	1,581	11,889
Vail Resorts Inc. (a)	6,395	256,376
Valassis Communications Inc. (a)	10,551	293,634
Value Line Inc.	312	7,204
Vitacost.com Inc. (a)	2,407	29,004
Vitamin Shoppe Inc. (a)	1,992	44,720
Volcom Inc. (a)	3,866	75,464
Warnaco Group Inc., The (a)	9,969	475,621
West Marine Inc. (a)	3,363	36,489
Wet Seal Inc. Class A (a)	20,321	96,728

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Weyco Group Inc.	1,588	$37,350
Winnebago Industries Inc. (a)	6,470	94,527
Wolverine World Wide Inc.	10,468	305,247
Wonder Auto Technology Inc. (a)	3,213	33,994
World Wrestling Entertainment Inc.	4,453	77,037
Youbet.com Inc. (a)	7,043	20,706
Zale Corp. (a)	5,507	15,089
Zumiez Inc. (a)	4,309	88,291

		32,831,769

Consumer Staples (3.12%)
AgFeed Industries Inc. (a)	6,441	28,276
Alico Inc.	831	20,983
Alliance One International Inc. (a)	18,717	95,270
American Dairy Inc. (a)	2,253	43,145
American Italian Pasta Co. Class A (a)	4,531	176,120
American Oriental Bioengineering Inc. (a)	13,552	55,292
Andersons Inc., The	3,781	126,588
Arden Group Inc. Class A	240	25,507
B&G Foods Inc. Class A	10,288	107,818
Boston Beer Co. Inc. (a)	1,807	94,434
Calavo Growers Inc.	2,269	41,387
Cal-Maine Foods Inc.	2,807	95,129
Casey’s General Stores Inc.	10,953	343,924
Cellu Tissue Holdings Inc. (a)	1,793	17,894
Central Garden & Pet Co. (a)	12,193	111,688
China Sky One Medical Inc. (a)	2,437	38,285
China-Biotics Inc. (a)	1,720	30,805
Chiquita Brands International Inc. (a)	9,755	153,446
Coca-Cola Bottling Co. Consolidated	896	52,559
Darling International Inc. (a)	17,961	160,931
Diamond Foods Inc.	4,710	198,008
Diedrich Coffee Inc. (a)	715	24,882
Dole Food Company Inc. (a)	7,829	92,774
Elizabeth Arden Inc. (a)	5,393	97,074
Farmer Brothers Co.	1,392	26,086
Female Health Co., The	3,747	26,866
Fresh Del Monte Produce Inc. (a)	8,860	179,415
Great Atlantic & Pacific Tea Company Inc., The (a)	7,747	59,419
Griffin Land & Nurseries Inc.	730	21,206
Hain Celestial Group Inc., The (a)	8,609	149,366
Harbinger Group Inc. (a)	2,137	14,467
Heckmann Corp. (a)	18,599	107,874
HQ Sustainable Maritime Industries Inc. (a)	2,658	15,948
Imperial Sugar Co.	2,561	39,721
Ingles Markets Inc.	2,759	41,468
Inter Parfums Inc.	3,080	45,646
J&J Snack Foods Corp.	2,972	129,193
Lancaster Colony Corp.	4,134	243,741
Lance Inc.	6,008	138,965
Lifeway Foods Inc. (a)	1,050	12,464
Mannatech Inc.	3,189	10,651
Medifast Inc. (a)	2,731	68,630

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Nash Finch Co.	2,841	$95,600
National Beverage Corp.	2,198	24,442
Nu Skin Enterprises Inc.	10,630	309,333
Nutraceutical International Corp. (a)	2,555	38,172
Oil-Dri Corporation of America	1,213	23,423
Omega Protein Corp. (a)	4,026	23,150
Orchids Paper Products Co. (a)	1,141	18,769
Overhill Farms Inc. (a)	3,723	21,705
Pantry Inc., The (a)	5,107	63,786
Prestige Brands Holdings Inc. (a)	7,407	66,663
PriceSmart Inc.	3,260	75,795
Revlon Inc. Class A (a)	4,059	60,195
Ruddick Corp.	9,138	289,126
Sanderson Farms Inc.	4,385	235,080
Schiff Nutrition International Inc.	2,028	16,589
Seneca Foods Corp. Class A (a)	2,122	61,793
Smart Balance Inc. (a)	12,899	83,586
Spartan Stores Inc.	4,803	69,259
Star Scientific Inc. (a)	14,390	36,694
Susser Holdings Corp. (a)	1,698	14,348
Synutra International Inc. (a)	3,614	81,713
Tootsie Roll Industries Inc.	5,546	149,908
TreeHouse Foods Inc. (a)	7,517	329,771
United Natural Foods Inc. (a)	9,362	263,353
Universal Corp.	5,489	289,215
USANA Health Sciences Inc. (a)	1,449	45,513
Vector Group Ltd.	8,373	129,195
Village Super Market Inc. Class A	1,434	40,195
WD-40 Co.	3,475	114,084
Weis Markets Inc.	2,424	88,137
Winn-Dixie Stores Inc. (a)	11,897	148,594
Zhongpin Inc. (a)	5,353	67,983

		6,938,514

Energy (4.95%)
Allis-Chalmers Energy Inc. (a)	13,806	48,873
Alon USA Energy Inc.	1,885	13,666
Apco Oil and Gas International Inc.	2,131	57,665
Approach Resources Inc. (a)	2,009	18,242
Arena Resources Inc. (a)	8,363	279,324
Atlas Energy Inc. (a)	14,645	455,752
ATP Oil & Gas Corp. (a)	8,825	165,998
Basic Energy Services Inc. (a)	5,235	40,362
Berry Petroleum Co.	11,021	310,351
Bill Barrett Corp. (a)	8,360	256,736
Bolt Technology Corp. (a)	1,889	21,365
Boots & Coots Inc. (a)	18,333	44,549
BPZ Resources Inc. (a)	19,838	145,809
Brigham Exploration Co. (a)	21,679	345,780
Bristow Group Inc. (a)	7,856	296,407
Bronco Drilling Co. Inc. (a)	5,767	27,105
Cal Dive International Inc. (a)	10,340	75,792
CARBO Ceramics Inc.	4,112	256,342
Carrizo Oil & Gas Inc. (a)	5,909	135,612
Cheniere Energy Inc. (a)	10,787	33,332
Clayton Williams Energy Inc. (a)	1,187	41,521

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Clean Energy Fuels Corp. (a)	7,515	$171,192
Cloud Peak Energy Inc. (a)	6,697	111,438
Complete Production Services Inc. (a)	12,681	146,466
Contango Oil & Gas Co. (a)	2,685	137,338
CREDO Petroleum Corp. (a)	1,659	16,408
Crosstex Energy Inc. (a)	8,836	76,785
Cubic Energy Inc. (a)	6,994	7,414
CVR Energy Inc. (a)	5,049	44,179
Dawson Geophysical Co. (a)	1,697	49,620
Delek US Holdings Inc.	2,909	21,178
Delta Petroleum Corp. (a)	37,187	52,434
DHT Holdings Inc.	10,655	41,768
Dril-Quip Inc. (a)	6,220	378,425
Endeavour International Corp. (a)	24,933	31,665
ENGlobal Corp. (a)	4,301	11,914
Evergreen Energy Inc. (a)	30,506	5,491
FX Energy Inc. (a)	9,399	32,239
General Maritime Corp.	9,886	71,080
Geokinetics Inc. (a)	1,051	7,578
GeoResources Inc. (a)	1,706	26,051
Global Industries Ltd. (a)	22,109	141,940
GMX Resources Inc. (a)	6,936	57,014
Golar LNG Ltd. (a)	6,782	79,349
Goodrich Petroleum Corp. (a)	5,472	85,582
Gran Tierra Energy Inc. (a)	44,738	263,954
Green Plains Renewable Energy Inc. (a)	2,217	31,637
GreenHunter Energy Inc. Warrants (a) (b)	94	0
Gulf Island Fabrication Inc.	2,673	58,138
GulfMark Offshore Inc. Class A (a)	4,729	125,555
Gulfport Energy Corp. (a)	5,755	64,686
Harvest Natural Resources Inc. (a)	7,698	57,966
Hercules Offshore Inc. (a)	25,477	109,806
Hornbeck Offshore Services Inc. (a)	5,093	94,577
International Coal Group Inc. (a)	25,668	117,303
ION Geophysical Corp. (a)	23,852	117,352
Isramco Inc. (a)	253	16,584
James River Coal Co. (a)	6,268	99,661
Key Energy Services Inc. (a)	26,212	250,325
Knightsbridge Tankers Ltd.	3,754	63,593
Lufkin Industries Inc.	3,186	252,172
Matrix Service Co. (a)	5,709	61,429
McMoRan Exploration Co. (a)	17,618	257,751
Natural Gas Services Group (a)	2,653	42,103
Newpark Resources Inc. (a)	19,731	103,588
Nordic American Tanker Shipping Ltd.	10,234	309,783
Northern Oil and Gas Inc. (a)	7,833	124,153
Oilsands Quest Inc. (a)	47,489	35,104
OYO Geospace Corp. (a)	826	39,491
Panhandle Oil & Gas Inc.	1,605	37,926
Parker Drilling Co. (a)	24,929	122,900
Patriot Coal Corp. (a)	15,892	325,150
Penn Virginia Corp.	9,899	242,526
Petroleum Development Corp. (a)	4,318	100,048
Petroquest Energy Inc. (a)	11,933	60,023

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
PHI Inc. (a)	2,963	$62,756
Pioneer Drilling Co. (a)	9,918	69,823
PrimeEnergy Corp. (a)	201	5,413
Rex Energy Corp. (a)	5,930	67,543
REX Stores Corp. (a)	1,232	19,958
Rosetta Resources Inc. (a)	11,349	267,269
RPC Inc.	6,496	72,300
Ship Finance International Ltd.	9,415	167,210
Stone Energy Corp. (a)	8,784	155,916
SulphCo Inc. (a)	17,948	5,205
Superior Well Services Inc. (a)	3,939	52,704
Swift Energy Co. (a)	7,999	245,889
Syntroleum Corp. (a)	14,757	31,285
T-3 Energy Services Inc. (a)	2,741	67,319
Teekay Tankers Ltd. Class A	2,430	30,545
TETRA Technologies Inc. (a)	16,336	199,626
TGC Industries Inc. (a)	3,132	12,653
Toreador Resources Corp. (a)	4,411	36,082
Union Drilling Inc. (a)	2,310	14,230
Uranerz Energy Corp. (a)	10,637	19,785
Uranium Energy Corp. (a)	10,856	34,956
USEC Inc. (a)	24,070	138,884
VAALCO Energy Inc. (a)	13,284	65,623
Vantage Drilling Co. (a)	15,136	22,401
Venoco Inc. (a)	3,564	45,726
W&T Offshore Inc.	7,032	59,069
Warren Resources Inc. (a)	16,867	42,505
Western Refining Inc. (a)	9,149	50,320
Westmoreland Coal Co. (a)	2,081	26,262
Willbros Group Inc. (a)	8,329	100,031
World Fuel Services Corp.	12,894	343,496
Zion Oil & Gas Inc. (a)	2,794	17,295

		11,010,494

Financials (19.87%)
1st Source Corp.	3,385	59,407
Abington Bancorp Inc.	4,131	32,635
Acadia Realty Trust	8,338	148,917
Advance America Cash Advance Centers Inc.	9,722	56,582
Agree Realty Corp.	1,730	39,548
Alexander’s Inc. (a)	431	128,925
Alliance Financial Corp.	962	28,360
Ambac Financial Group Inc. (a)	62,982	35,068
American Campus Communities Inc.	11,094	306,860
American Capital Agency Corp.	3,552	90,931
American Equity Investment Life Holding Co.	12,286	130,846
American National Bankshares Inc.	1,429	28,794
American Physicians Capital Inc.	1,886	60,258
American Physicians Service Group Inc.	1,491	37,275
American Realty Investors Inc. (a)	982	10,556
American Safety Insurance Holdings Ltd. (a)	1,989	32,998
Ameris Bancorp	2,823	25,492

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Amerisafe Inc. (a)	4,129	$67,592
Ames National Corp.	1,410	28,270
AmTrust Financial Services Inc.	4,586	63,975
Anworth Mortgage Asset Corp.	24,177	162,953
Apollo Commercial Real Estate Finance Inc.	2,188	39,406
Argo Group International Holdings Ltd.	6,738	219,591
Arrow Financial Corp.	2,061	55,420
Artio Global Investors Inc.	6,049	149,652
Ashford Hospitality Trust Inc. (a)	10,102	72,431
Asset Acceptance Capital Corp. (a)	3,279	20,690
Associated Estates Realty Corp.	4,263	58,787
Assured Guaranty Ltd.	26,476	581,678
Astoria Financial Corp.	18,208	264,016
Auburn National Bancorporation Inc.	555	11,461
Avatar Holdings Inc. (a)	1,336	29,045
Baldwin & Lyons Inc.	1,878	45,241
BancFirst Corp.	1,511	63,326
Banco Latinoamericano de Comercio Exterior SA	5,988	85,988
Bancorp Inc. (a)	4,490	39,961
Bancorp Rhode Island Inc.	860	23,521
Bank Mutual Corp.	10,075	65,487
Bank of Kentucky Financial Corp.	727	14,496
Bank of Marin Bancorp	1,209	39,994
Bank of the Ozarks Inc.	2,951	103,846
BankFinancial Corp.	4,925	45,162
Banner Corp.	3,073	11,800
Bar Harbor Bankshares	676	20,618
Beneficial Mutual Bancorp Inc. (a)	7,546	71,536
Berkshire Hills Bancorp Inc.	3,188	58,436
BGC Partners Inc. Class A	10,804	66,012
BioMed Realty Trust Inc.	21,174	350,218
Boston Private Financial Holdings Inc.	13,909	102,509
Bridge Bancorp Inc.	1,451	33,953
Broadpoint Gleacher Securities Inc. (a)	11,679	46,716
Brookline Bancorp Inc.	12,614	134,213
Brooklyn Federal Bancorp Inc.	733	6,157
Bryn Mawr Bank Corp.	1,505	27,316
Calamos Asset Management Inc. Class A	4,572	65,562
California First National Bancorp	849	11,334
Camden National Corp.	1,686	54,137
Cape Bancorp Inc. (a)	2,761	22,281
Capital City Bank Group Inc.	2,640	37,620
CapLease Inc.	10,014	55,578
Capstead Mortgage Corp.	15,153	181,230
Cardinal Financial Corp.	5,659	60,438
Cardtronics Inc. (a)	2,497	31,387
Cash America International Inc.	6,452	254,725
Cathay General Bancorp	17,082	199,005
CBL & Associates Properties Inc.	29,954	410,370
Cedar Shopping Centers Inc.	8,414	66,555
Center Bancorp Inc.	2,585	21,481
Centerstate Banks Inc.	4,171	51,095

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Central Pacific Financial Corp. (a)	6,221	$10,451
Century Bancorp Inc. Class A	832	15,974
Chemical Financial Corp.	4,464	105,440
Chesapeake Lodging Trust (a)	1,620	31,541
Cheviot Financial Corp.	1,064	9,810
Chicopee Bancorp Inc. (a)	1,520	19,304
China Housing & Land Development Inc. (a)	6,015	22,857
Citizens & Northern Corp.	1,964	24,648
Citizens Holding Co.	931	22,977
Citizens Inc. (a)	6,756	46,684
Citizens Republic Bancorp Inc. (a)	87,659	103,438
City Holding Co.	3,317	113,740
Clifton Savings Bancorp Inc.	2,287	21,200
CNA Surety Corp. (a)	3,748	66,677
CNB Financial Corp.	2,024	31,251
CoBiz Financial Inc.	6,659	41,486
Cogdell Spencer Inc.	6,518	48,233
Cohen & Steers Inc.	3,684	91,953
Colonial Properties Trust	13,964	179,856
Colony Financial Inc.	3,146	62,920
Columbia Banking System Inc.	6,309	128,136
Community Bank System Inc.	7,058	160,781
Community Trust Bancorp Inc.	3,089	83,681
Compass Diversified Holdings	5,227	79,764
CompuCredit Holdings Corp.	4,225	21,801
Conseco Inc. (a)	54,888	341,403
Consolidated-Tomoka Land Co.	1,176	37,056
Cousins Properties Inc.	16,560	137,614
Cowen Group Inc. Class A (a)	3,497	19,793
Crawford & Co. Class B (a)	4,811	19,581
Credit Acceptance Corp. (a)	1,302	53,694
CreXus Investment Corp.	2,976	39,789
CVB Financial Corp.	18,032	179,058
Cypress Sharpridge Investments Inc.	3,685	49,305
Danvers Bancorp Inc.	4,849	67,062
DCT Industrial Trust Inc.	43,798	229,064
Delphi Financial Group Inc. Class A	9,937	250,015
Developers Diversified Realty Corp.	44,677	543,719
Diamond Hill Investment Group	451	30,939
DiamondRock Hospitality Co. (a)	26,731	270,250
Dime Community Bancshares	5,472	69,111
Dollar Financial Corp. (a)	5,319	127,975
Donegal Group Inc.	2,812	40,802
Doral Financial Corp. (a)	1,174	5,060
Duff & Phelps Corp. Class A	3,770	63,110
DuPont Fabros Technology Inc.	5,495	118,637
Dynex Capital Inc.	2,642	23,778
E*TRADE Financial Corp. (a)	338,443	558,431
Eagle Bancorp Inc. (a)	3,389	40,160
East West Bancorp Inc.	24,051	418,968
Eastern Insurance Holdings Inc.	1,846	18,718
EastGroup Properties Inc.	5,794	218,666
Education Realty Trust Inc.	12,870	74,002
eHealth Inc. (a)	4,784	75,348
EMC Insurance Group Inc.	1,133	25,515

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Employers Holdings Inc.	7,377	$109,548
Encore Capital Group Inc. (a)	2,680	44,086
Enstar Group Ltd. (a)	1,414	97,792
Enterprise Bancorp Inc.	1,193	14,567
Enterprise Financial Services Corp.	2,423	26,798
Entertainment Properties Trust	8,960	368,525
Epoch Holding Corp.	2,964	33,464
Equity Lifestyle Properties Inc.	5,514	297,094
Equity One Inc.	7,523	142,109
ESB Financial Corp.	2,149	27,701
ESSA Bancorp Inc.	2,882	36,140
Evercore Partners Inc. Class A	3,170	95,100
Extra Space Storage Inc.	18,648	236,457
EZCORP Inc. (a)	9,607	197,904
Farmers Capital Bank Corp.	1,358	11,638
FBL Financial Group Inc.	2,889	70,723
FBR Capital Markets Corp. (a)	3,960	18,018
FelCor Lodging Trust Inc. (a)	13,814	78,740
Financial Institutions Inc.	2,403	35,132
First Acceptance Corp. (a)	3,296	6,724
First Bancorp (North Carolina)	3,147	42,547
First BanCorp (Puerto Rico)	19,017	45,831
First Bancorp Inc.	1,896	30,222
First Busey Corp.	9,105	40,244
First California Financial Group Inc. (a)	1,589	4,195
First Cash Financial Services Inc. (a)	4,878	105,218
First Commonwealth Financial Corp.	17,795	119,404
First Community Bancshares Inc.	3,193	39,497
First Defiance Financial Corp.	1,905	19,279
First Financial Bancorp	12,581	223,816
First Financial Bankshares Inc.	4,482	231,047
First Financial Corp. Indiana	2,591	75,035
First Financial Holdings Inc.	3,532	53,192
First Financial Northwest Inc.	4,227	28,870
First Financial Service Corp.	953	8,339
First Industrial Realty Trust Inc. (a)	11,749	91,172
First Marblehead Corp., The (a)	11,872	33,716
First Merchants Corp.	4,813	33,498
First Mercury Financial Corp.	3,186	41,514
First Midwest Bancorp Inc.	16,085	217,952
First of Long Island Corp., The	1,264	30,462
First Potomac Realty Trust	8,171	122,810
First South Bancorp Inc.	1,918	23,975
FirstMerit Corp.	18,788	405,257
Flagstar Bancorp Inc. (a)	18,788	11,273
Flagstone Reinsurance Holdings Ltd.	8,197	93,938
Flushing Financial Corp.	6,725	85,139
FNB Corp. (PA)	24,387	197,779
Forestar Group Inc. (a)	7,725	145,848
Fox Chase Bancorp Inc. (a)	1,345	14,539
FPIC Insurance Group Inc. (a)	2,142	58,070
Franklin Street Properties Corp.	14,155	204,257
GAMCO Investors Inc.	1,446	65,793
German American Bancorp Inc.	2,586	39,126
Getty Realty Corp.	3,567	83,468
GFI Group Inc.	14,513	83,885

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Glacier Bancorp Inc.	15,535	$236,598
Gladstone Commercial Corp.	2,004	28,958
Glimcher Realty Trust	13,778	69,854
Government Properties Income Trust	3,656	95,093
Gramercy Capital Corp. (a)	9,141	25,503
Great Southern Bancorp Inc.	2,100	47,124
Greenlight Capital Re Ltd. Class A (a)	5,915	157,812
Guaranty Bancorp (a)	12,018	19,109
Hallmark Financial Services Inc. (a)	1,369	12,321
Hampton Roads Bankshares Inc.	4,313	6,728
Hancock Holding Co.	6,041	252,574
Harleysville Group Inc.	2,994	101,077
Harleysville National Corp.	9,408	63,034
Hatteras Financial Corp.	7,665	197,527
Healthcare Realty Trust Inc.	12,958	301,792
Heartland Financial USA Inc.	2,871	45,850
Heritage Financial Corp. (a)	1,318	19,889
Heritage Financial Group	462	5,581
Hersha Hospitality Trust	26,157	135,493
Highwoods Properties Inc.	15,158	480,963
Hilltop Holdings Inc. (a)	8,327	97,842
Home Bancorp Inc. (a)	2,094	29,316
Home Bancshares Inc.	3,910	103,380
Home Federal Bancorp Inc.	3,895	56,516
Home Properties Inc.	7,542	352,966
Horace Mann Educators Corp.	8,790	132,377
IBERIABANK Corp.	5,777	346,678
Independence Holding Co.	1,268	12,033
Independent Bank Corp. (MA)	4,664	115,014
Infinity Property & Casualty Corp.	3,034	137,865
Inland Real Estate Corp.	15,206	139,135
International Assets Holding Corp. (a)	2,498	37,395
International Bancshares Corp.	11,125	255,764
Invesco Mortgage Capital	3,666	84,318
Investors Bancorp Inc. (a)	9,860	130,152
Investors Real Estate Trust	16,219	146,295
iStar Financial Inc. (a)	20,539	94,274
JMP Group Inc.	3,431	29,164
Kansas City Life Insurance Co.	1,005	31,738
KBW Inc. (a)	7,560	203,364
Kearny Financial Corp.	4,186	43,660
Kentucky First Federal Bancorp	838	8,791
K-Fed Bancorp	1,049	9,357
Kilroy Realty Corp.	9,374	289,094
Kite Realty Group Trust	9,198	43,507
Knight Capital Group Inc. Class A (a)	20,066	306,006
LaBranche & Co. Inc. (a)	8,957	47,114
Lakeland Bancorp Inc.	4,500	39,825
Lakeland Financial Corp.	3,469	66,084
LaSalle Hotel Properties	13,850	322,705
Legacy Bancorp Inc.	1,734	16,456
Lexington Realty Trust	20,836	135,642
Life Partners Holdings Inc.	1,621	35,938
LTC Properties Inc.	5,136	138,980
Maiden Holdings Ltd.	10,780	79,664

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MainSource Financial Group Inc.	4,982	$33,529
MarketAxess Holdings Inc.	6,874	108,128
Max Capital Group Ltd.	9,965	229,095
MB Financial Inc.	10,721	241,544
Meadowbrook Insurance Group Inc.	12,792	101,057
Medical Properties Trust Inc.	16,986	178,013
Mercer Insurance Group Inc.	1,313	23,634
Merchants Bancshares Inc.	1,122	24,359
Meridian Interstate Bancorp Inc. (a)	2,297	23,889
Metro Bancorp Inc. (a)	2,136	29,413
MF Global Holdings Ltd. (a)	21,080	170,116
MFA Financial Inc.	60,211	443,153
MGIC Investment Corp. (a)	26,790	293,886
Mid-America Apartment Communities Inc.	6,139	317,939
MidSouth Bancorp Inc.	1,080	17,820
Mission West Properties Inc.	4,317	29,701
Monmouth Real Estate Investment Corp. Class A	4,326	36,382
Montpelier Re Holdings Ltd.	15,440	259,546
Nara Bancorp Inc. (a)	7,336	64,263
NASB Financial Inc.	797	18,427
National Bankshares Inc.	1,617	44,063
National Financial Partners Corp. (a)	8,636	121,768
National Health Investors Inc.	5,554	215,273
National Interstate Corp.	1,344	27,834
National Penn Bancshares Inc.	26,761	184,651
National Retail Properties Inc.	17,265	394,160
National Western Life Insurance Co.	508	93,650
Navigators Group Inc. (a)	2,704	106,348
NBT Bancorp Inc.	7,232	165,251
Nelnet Inc. Class A	4,374	81,181
NewAlliance Bancshares Inc.	22,796	287,686
NewStar Financial Inc. (a)	5,235	33,399
Northeast Community Bancorp Inc.	1,399	10,059
Northfield Bancorp Inc.	4,198	60,787
Northrim BanCorp Inc.	1,489	25,432
NorthStar Realty Finance Corp.	13,140	55,319
Northwest Bancshares Inc.	8,662	101,692
Norwood Financial Corp.	445	12,015
NYMAGIC Inc.	1,234	26,198
OceanFirst Financial Corp.	1,936	21,993
Ocwen Financial Corp. (a)	11,896	131,927
Ohio Valley Banc Corp.	933	20,097
Old National Bancorp	18,658	222,963
Old Point Financial Corp.	524	7,734
Old Second Bancorp Inc.	2,479	16,337
Omega Healthcare Investors Inc.	19,171	373,643
OmniAmerican Bancorp Inc. (a)	2,571	29,644
Oppenheimer Holdings Inc. Class A	2,102	53,622
optionsXpress Holdings Inc. (a)	8,947	145,747
Oriental Financial Group Inc.	7,125	96,188
Oritani Financial Corp.	2,339	37,588
Orrstown Financial Services Inc.	1,194	30,292
Pacific Capital Bancorp (a)	10,180	18,426
Pacific Continental Corp.	4,091	42,956

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PacWest Bancorp	5,712	$130,348
Park National Corp.	2,426	151,164
Parkway Properties Inc.	4,850	91,083
Peapack-Gladstone Financial Corp.	1,909	29,990
Pebblebrook Hotel Trust (a)	4,065	85,487
Penns Woods Bancorp Inc.	898	30,128
Pennsylvania Real Estate Investment Trust	8,010	99,885
Pennymac Mortgage Investment Trust (a)	3,286	54,580
Penson Worldwide Inc. (a)	4,668	47,007
Peoples Bancorp Inc.	2,164	35,663
Peoples Financial Corp.	893	13,368
PHH Corp. (a)	11,639	274,331
Phoenix Companies Inc., The (a)	25,131	60,817
PICO Holdings Inc. (a)	4,782	177,843
Pinnacle Financial Partners Inc. (a)	6,814	102,960
Piper Jaffray Companies Inc. (a)	4,239	170,832
Platinum Underwriters Holdings Ltd.	10,933	405,396
PMA Capital Corp. (a)	7,092	43,545
PMI Group Inc., The (a)	14,894	80,725
Porter Bancorp Inc.	730	9,563
Portfolio Recovery Associates Inc. (a)	3,691	202,525
Post Properties Inc.	10,302	226,850
Potlatch Corp.	8,721	305,584
PremierWest Bancorp (a)	4,446	2,001
Presidential Life Corp.	4,808	47,936
Primus Guaranty Ltd. (a)	5,119	21,500
PrivateBancorp Inc.	11,600	158,920
ProAssurance Corp. (a)	7,147	418,385
Prosperity Bancshares Inc.	9,969	408,729
Provident Financial Services Inc.	12,863	153,070
Provident New York Bancorp	8,010	75,935
Prudential Bancorp Inc. of Pennsylvania	956	8,069
PS Business Parks Inc.	3,816	203,774
Pzena Investment Management Inc. Class A (a)	1,311	10,003
QC Holdings Inc.	1,687	8,722
Radian Group Inc.	17,857	279,283
RAIT Financial Trust (a)	13,604	26,936
Ramco-Gershenson Properties Trust	5,802	65,331
Redwood Trust Inc.	16,992	262,017
Renasant Corp.	4,597	74,379
Republic Bancorp Inc. (Kentucky)	2,036	38,358
Republic First Bancorp Inc. (a)	1,704	6,594
Resource America Inc. Class A	2,649	12,715
Resource Capital Corp.	6,650	44,954
Rewards Network Inc.	1,507	20,194
Riskmetrics Group Inc. (a)	4,551	102,898
RLI Corp.	3,979	226,883
Rockville Financial Inc.	1,779	21,686
Roma Financial Corp.	2,179	27,325
S&T Bancorp Inc.	4,866	101,699
Safeguard Scientifics Inc. (a)	4,648	60,424
Safety Insurance Group Inc.	2,797	105,363
Sanders Morris Harris Group Inc.	4,259	26,363

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sandy Spring Bancorp Inc.	5,202	$78,030
Santander BanCorp (a)	864	10,601
Saul Centers Inc.	1,486	61,520
SCBT Financial Corp.	2,804	103,860
Seabright Insurance Holdings	4,651	51,208
Selective Insurance Group Inc.	11,667	193,672
Shore Bancshares Inc.	1,840	26,220
Sierra Bancorp	1,626	20,959
Signature Bank (a)	8,800	326,040
Simmons First National Corp.	3,656	100,796
Smithtown Bancorp Inc.	3,420	14,125
Solar Capital Ltd. (a)	1,210	25,579
South Financial Group Inc., The	52,058	35,988
Southside Bancshares Inc.	3,019	65,120
Southwest Bancorp Inc.	3,244	26,828
Sovran Self Storage Inc.	5,824	203,025
Starwood Property Trust Inc.	10,168	196,242
State Auto Financial Corp.	3,126	56,112
State Bancorp Inc.	3,136	24,680
StellarOne Corp.	4,955	66,248
Sterling Bancorp NY	5,777	58,059
Sterling Bancshares Inc. TX	22,157	123,636
Sterling Financial Corp. WA (a)	11,875	6,769
Stewart Information Services Corp.	3,746	51,695
Stifel Financial Corp. (a)	6,536	351,310
Strategic Hotels & Resorts Inc. (a)	16,341	69,449
Suffolk Bancorp	2,063	63,355
Sun Bancorp Inc. (New Jersey) (a)	3,251	12,809
Sun Communities Inc.	3,611	90,997
Sunstone Hotel Investors Inc. (a)	20,917	233,643
Susquehanna Bancshares Inc.	27,998	274,660
SVB Financial Group (a)	8,763	408,882
SWS Group Inc.	5,343	61,605
SY Bancorp Inc.	2,648	60,242
Tanger Factory Outlet Centers Inc.	8,794	379,549
Tejon Ranch Co. (a)	2,443	74,560
Terreno Realty Corp. (a)	1,890	37,290
Territorial Bancorp Inc.	2,732	51,990
Teton Advisors Inc. Class B (a) (b)	25	275
Texas Capital Bancshares Inc. (a)	7,673	145,710
Thomas Weisel Partners Group Inc. (a)	4,908	19,239
Tompkins Financial Corp.	1,994	72,741
Tower Bancorp Inc.	816	21,844
Tower Group Inc.	9,418	208,797
TowneBank	4,554	63,574
TradeStation Group Inc. (a)	7,702	53,991
Transcontinental Realty Investors Inc. (a)	317	3,969
Tree.com Inc. (a)	1,518	13,890
Trico Bancshares	3,216	63,998
Trustco Bank Corp. NY	16,217	100,059
Trustmark Corp.	13,937	340,481
U.S. Global Investors Inc. Class A	2,775	27,445
UMB Financial Corp.	6,835	277,501
UMH Properties Inc.	2,068	16,896
Umpqua Holdings Corp.	20,772	275,437

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Union First Market Bankshares Corp.	5,602	$84,590
United America Indemnity Ltd. Class A (a)	7,881	75,421
United Bankshares Inc.	8,181	214,506
United Community Banks Inc. (a)	18,237	80,425
United Financial Bancorp Inc.	3,893	54,424
United Fire & Casualty Co.	4,998	89,914
United Security Bancshares Inc.	1,409	21,093
Universal Health Realty Income Trust	2,261	79,904
Universal Insurance Holdings Inc.	3,123	15,802
Univest Corp. of Pennsylvania	3,694	69,041
Urstadt Biddle Properties Inc.	4,525	71,540
U-Store-It Trust	16,514	118,901
ViewPoint Financial Group	2,260	36,635
Virtus Investment Partners Inc. (a)	1,256	26,175
Walter Investment Management Corp.	5,117	81,872
Washington Banking Co.	3,350	42,176
Washington Real Estate Investment Trust	12,558	383,647
Washington Trust Bancorp Inc.	3,132	58,380
Waterstone Financial Inc. (a)	1,525	5,520
Webster Financial Corp.	14,490	253,430
WesBanco Inc.	4,676	76,032
West Bancorporation	3,812	25,083
Westamerica Bancorporation	6,283	362,215
Western Alliance Bancorp (a)	10,660	60,655
Westfield Financial Inc.	6,950	63,870
Westwood Holdings Group Inc.	1,296	47,693
Wilber Corp.	1,377	9,019
Wilshire Bancorp Inc.	4,217	46,514
Winthrop Realty Trust	3,277	39,455
Wintrust Financial Corp.	6,512	242,312
World Acceptance Corp. (a)	3,638	131,259
WSFS Financial Corp.	1,364	53,196
Yadkin Valley Financial Corp.	4,347	18,692
Zenith National Insurance Corp.	8,173	313,189

		44,214,422

Health Care (14.18%)
Abaxis Inc. (a)	4,583	124,612
Abiomed Inc. (a)	6,876	71,029
Accelrys Inc. (a)	5,864	36,122
Accuray Inc. (a)	7,890	48,050
Acorda Therapeutics Inc. (a)	8,166	279,277
Acura Pharmaceuticals Inc. (a)	1,778	9,583
Adolor Corp. (a)	10,092	18,166
Affymax Inc. (a)	3,811	89,292
Affymetrix Inc. (a)	14,765	108,375
AGA Medical Holdings Inc. (a)	3,005	48,831
Air Methods Corp. (a)	2,354	80,036
Akorn Inc. (a)	12,611	19,295
Albany Molecular Research Inc. (a)	5,087	42,476
Align Technology Inc. (a)	12,590	243,491
Alkermes Inc. (a)	20,734	268,920
Alliance HealthCare Services Inc. (a)	5,809	32,647

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Allied Healthcare International Inc. (a)	10,573	$28,759
Allos Therapeutics Inc. (a)	16,146	119,965
Almost Family Inc. (a)	1,584	59,701
Alnylam Pharmaceuticals Inc. (a)	7,812	132,960
Alphatec Holdings Inc. (a)	7,634	48,629
AMAG Pharmaceuticals Inc. (a)	4,580	159,888
Amedisys Inc. (a)	5,874	324,362
America Service Group Inc.	1,934	31,118
American Caresource Holdings Inc. (a)	2,674	4,733
American Dental Partners Inc. (a)	3,034	39,594
American Medical Systems Holdings Inc. (a)	16,193	300,866
AMERIGROUP Corp. (a)	11,289	375,246
AMICAS Inc. (a)	8,269	49,779
Amicus Therapeutics Inc. (a)	3,542	11,299
AMN Healthcare Services Inc. (a)	7,429	65,375
Amsurg Corp. (a)	6,633	143,206
Analogic Corp.	2,665	113,875
Angiodynamics Inc. (a)	5,306	82,880
Ardea Biosciences Inc. (a)	3,117	56,916
Arena Pharmaceuticals Inc. (a)	21,025	65,177
Ariad Pharmaceuticals Inc. (a)	24,447	83,120
ArQule Inc. (a)	9,294	53,533
Array Biopharma Inc. (a)	10,688	29,285
ARYx Therapeutics Inc. (a)	4,890	4,254
Assisted Living Concepts Inc. Class A (a)	2,011	66,041
athenahealth Inc. (a)	7,354	268,862
Atrion Corp.	329	47,060
ATS Medical Inc. (a)	11,075	28,795
Auxilium Pharmaceuticals Inc. (a)	9,952	310,104
AVANIR Pharmaceuticals Inc. Class A (a)	14,204	32,953
AVI BioPharma Inc. (a)	23,848	28,379
BioCryst Pharmaceuticals Inc. (a)	5,043	33,133
Biodel Inc. (a)	3,332	14,228
BioDelivery Sciences International Inc. (a)	2,232	8,549
BioMimetic Therapeutics Inc. (a)	2,903	38,174
Bio-Reference Laboratories Inc. (a)	2,601	114,366
BioScrip Inc. (a)	8,114	64,750
BioSpecifics Technologies Corp. (a)	851	23,615
BMP Sunstone Corp. (a)	7,568	38,294
Bovie Medical Corp. (a)	3,977	24,856
Bruker Corp. (a)	10,282	150,631
Cadence Pharmaceuticals Inc. (a)	4,846	44,244
Cambrex Corp. (a)	6,570	26,608
Cantel Medical Corp.	2,732	54,230
Capital Senior Living Corp. (a)	4,614	24,270
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	13,226
Cardiac Science Corp. (a)	4,258	7,962
CardioNet Inc. (a)	5,518	42,213
Cardiovascular Systems Inc. (a)	2,136	11,342
Cardium Therapeutics Inc. (a)	9,182	4,045
Catalyst Health Solutions Inc. (a)	7,869	325,619

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Celera Corp. (a)	17,154	$121,793
Cell Therapeutics Inc. (a)	121,678	65,791
Celldex Therapeutics Inc. (a)	5,564	34,163
Centene Corp. (a)	10,523	252,973
Cepheid Inc. (a)	12,658	221,262
Chelsea Therapeutics International Ltd. (a)	5,548	19,695
Chemed Corp.	4,944	268,855
Chindex International Inc. (a)	2,599	30,694
Clarient Inc. (a)	7,019	18,390
Clinical Data Inc. (a)	2,918	56,609
Computer Programs & Systems Inc.	2,152	84,100
Conceptus Inc. (a)	6,413	128,003
Conmed Corp. (a)	6,159	146,646
Continucare Corp. (a)	6,910	25,567
Cornerstone Therapeutics Inc. (a)	1,538	9,766
Corvel Corp. (a)	1,434	51,266
Cross Country Healthcare Inc. (a)	6,774	68,485
CryoLife Inc. (a)	6,105	39,499
Cubist Pharmaceuticals Inc. (a)	12,497	281,682
Cumberland Pharmaceuticals Inc. (a)	1,805	19,007
Curis Inc. (a)	14,968	45,952
Cutera Inc. (a)	3,115	32,303
Cyberonics Inc. (a)	5,863	112,335
Cynosure Inc. Class A (a)	2,094	23,537
Cypress Bioscience Inc. (a)	8,706	42,659
Cytokinetics Inc. (a)	8,286	26,515
Cytori Therapeutics Inc. (a)	5,785	26,380
Delcath Systems Inc. (a)	6,990	56,619
DepoMed Inc. (a)	10,518	37,339
Dexcom Inc. (a)	10,808	105,162
Dionex Corp. (a)	3,839	287,080
Discovery Laboratories Inc. (a)	30,534	15,878
Durect Corp. (a)	18,266	54,981
Dyax Corp. (a)	15,132	51,600
Eclipsys Corp. (a)	12,204	242,616
Electro-Optical Sciences Inc. (a)	4,125	30,608
Emergency Medical Services Corp. Class A (a)	6,355	359,375
Emergent Biosolutions Inc. (a)	3,798	63,844
Emeritus Corp. (a)	4,320	87,912
Endologix Inc. (a)	10,260	41,450
Ensign Group Inc., The	2,567	44,486
EnteroMedics Inc. (a)	3,609	1,841
Enzo Biochem Inc. (a)	7,253	43,663
Enzon Pharmaceuticals Inc. (a)	12,845	130,762
eResearch Technology Inc. (a)	9,493	65,597
ev3 Inc. (a)	15,804	250,651
Exactech Inc. (a)	1,888	39,591
Exelixis Inc. (a)	23,390	141,977
Facet Biotech Corp. (a)	5,242	141,482
Genomic Health Inc. (a)	2,995	52,682
Genoptix Inc. (a)	3,618	128,403
Gentiva Health Services Inc. (a)	6,284	177,712
Geron Corp. (a)	20,126	114,316
Greatbatch Inc. (a)	5,238	110,993
GTx Inc. (a)	4,085	13,644

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Haemonetics Corp. (a)	5,458	$311,925
Halozyme Therapeutics Inc. (a)	14,655	117,093
Hanger Orthopedic Group Inc. (a)	5,232	95,118
Hansen Medical Inc. (a)	5,606	12,838
Harvard Bioscience Inc. (a)	5,775	22,349
Health Grades Inc. (a)	5,587	35,533
Healthsouth Corp. (a)	20,429	382,022
Healthspring Inc. (a)	10,697	188,267
Healthways Inc. (a)	7,130	114,579
HeartWare International Inc. (a)	1,549	68,884
Hemispherx Biopharma Inc. (a)	25,749	19,054
Hi-Tech Pharmacal Co. Inc. (a)	1,915	42,398
HMS Holdings Corp. (a)	5,620	286,564
Human Genome Sciences Inc. (a)	39,361	1,188,702
ICU Medical Inc. (a)	2,544	87,641
Idenix Pharmaceuticals Inc. (a)	5,477	15,445
Idera Pharmaceuticals Inc. (a)	4,508	27,995
Immucor Inc. (a)	15,074	337,507
ImmunoGen Inc. (a)	12,764	103,261
Immunomedics Inc. (a)	14,307	47,499
Impax Laboratories Inc. (a)	12,928	231,153
Incyte Corp. (a)	18,623	259,977
Infinity Pharmaceuticals Inc. (a)	4,208	25,669
Insmed Inc. (a)	29,222	34,482
Inspire Pharmaceuticals Inc. (a)	13,789	86,043
Insulet Corp. (a)	7,707	116,299
Integra LifeSciences Holdings Corp. (a)	4,081	178,870
InterMune Inc. (a)	9,709	432,730
Invacare Corp.	6,248	165,822
inVentiv Health Inc. (a)	7,020	157,669
IPC The Hospitalist Co. (a)	3,431	120,462
IRIS International Inc. (a)	4,038	41,228
Ironwood Pharmaceuticals Inc. (a)	4,141	56,400
Isis Pharmaceuticals Inc. (a)	20,517	224,046
ISTA Pharmaceuticals Inc. (a)	7,764	31,599
Javelin Pharmaceuticals Inc. (a)	10,759	13,879
Kendle International Inc. (a)	3,270	57,160
Kensey Nash Corp. (a)	1,784	42,085
Kindred Healthcare Inc. (a)	8,459	152,685
KV Pharmaceutical Co. Class A (a)	7,460	13,130
Landauer Inc.	1,951	127,244
Lannett Company Inc. (a)	2,393	10,170
LCA-Vision Inc. (a)	3,890	32,365
Lexicon Pharmaceuticals Inc. (a)	34,602	51,211
LHC Group Inc. (a)	3,136	105,150
Ligand Pharmaceuticals Inc. Class B (a)	27,137	47,490
Luminex Corp. (a)	8,795	148,020
Magellan Health Services Inc. (a)	7,725	335,883
MAKO Surgical Corp. (a)	3,353	45,198
MannKind Corp. (a)	12,180	79,901
MAP Pharmaceuticals Inc. (a)	1,706	27,108
Martek Biosciences Corp. (a)	7,173	161,464
Masimo Corp.	10,781	286,236
Matrixx Initiatives Inc. (a)	2,257	11,443
Maxygen Inc. (a)	4,495	29,532

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MedAssets Inc. (a)	8,398	$176,358
Medcath Corp. (a)	3,490	36,540
Medical Action Industries Inc. (a)	3,253	39,914
Medicines Co., The (a)	10,917	85,589
Medicis Pharmaceutical Corp. Class A	12,851	323,331
Medidata Solutions Inc. (a)	1,619	24,609
Medivation Inc. (a)	6,144	64,451
MedQuist Inc.	2,185	17,065
Merge Healthcare Inc. (a)	6,087	12,600
Meridian Bioscience Inc.	8,860	180,478
Merit Medical Systems Inc. (a)	5,856	89,304
Metabolix Inc. (a)	4,159	50,657
Metropolitan Health Networks Inc. (a)	6,296	20,336
Micromet Inc. (a)	14,559	117,637
Micrus Endovascular Corp. (a)	3,408	67,206
MiddleBrook Pharmaceuticals Inc. (a)	7,842	2,353
Molecular Insight Pharmaceuticals Inc. (a)	3,868	5,067
Molina Healthcare Inc. (a)	2,978	74,956
Momenta Pharmaceuticals Inc. (a)	8,171	122,320
MWI Veterinary Supply Inc. (a)	2,294	92,678
Myriad Pharmaceuticals Inc. (a)	5,336	24,119
Nabi Biopharmaceuticals (a)	11,390	62,303
Nanosphere Inc. (a)	2,818	13,498
National Healthcare Corp.	1,863	65,913
National Research Corp.	371	9,394
Natus Medical Inc. (a)	5,762	91,673
Nektar Therapeutics (a)	19,912	302,862
Neogen Corp. (a)	4,093	102,734
Neurocrine Biosciences Inc. (a)	8,635	22,019
NeurogesX Inc. (a)	2,452	23,049
Nighthawk Radiology Holdings Inc. (a)	3,911	12,437
NovaMed Inc. (a)	4,708	16,007
Novavax Inc. (a)	13,182	30,450
NPS Pharmaceuticals Inc. (a)	10,344	52,134
NuVasive Inc. (a)	8,389	379,183
NxStage Medical Inc. (a)	4,328	49,556
Obagi Medical Products Inc. (a)	3,884	47,307
Odyssey HealthCare Inc. (a)	7,191	130,229
Omeros Corp. (a)	1,495	10,525
Omnicell Inc. (a)	6,534	91,672
OncoGenex Pharmaceutical Inc. (a)	943	19,360
Onyx Pharmaceuticals Inc. (a)	13,490	408,477
Opko Health Inc. (a)	10,460	20,711
Optimer Pharmaceuticals Inc. (a)	6,293	77,278
OraSure Technologies Inc. (a)	10,350	61,376
Orexigen Therapeutics Inc. (a)	5,967	35,146
Orthofix International NV (a)	3,577	130,131
Orthovita Inc. (a)	14,487	61,715
Osiris Therapeutics Inc. (a)	3,677	27,210
Owens & Minor Inc.	9,042	419,458
OXiGENE Inc. (a)	6,468	7,956
Pain Therapeutics Inc. (a)	7,727	48,448
Palomar Medical Technologies Inc. (a)	4,226	45,894
Par Pharmaceutical Companies Inc. (a)	7,531	186,769
Parexel International Corp. (a)	12,584	293,333

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PDL BioPharma Inc.	26,563	$164,956
Pharmasset Inc. (a)	4,630	124,084
PharMerica Corp. (a)	6,357	115,825
Phase Forward Inc. (a)	8,801	115,029
Poniard Pharmaceuticals Inc. (a)	5,399	6,209
Pozen Inc. (a)	5,665	54,271
Progenics Pharmaceuticals Inc. (a)	5,845	31,154
Protalix BioTherapeutics Inc. (a)	8,085	53,038
Providence Service Corp. (a)	2,574	39,099
PSS World Medical Inc. (a)	13,019	306,077
Psychiatric Solutions Inc. (a)	12,194	363,381
Quality Systems Inc.	5,047	310,088
Questcor Pharmaceuticals Inc. (a)	12,221	100,579
Quidel Corp. (a)	5,243	76,233
Radnet Inc. (a)	5,343	16,991
Regeneron Pharmaceuticals Inc. (a)	13,761	364,529
RehabCare Group Inc. (a)	5,399	147,231
Repligen Corp. (a)	6,799	27,604
Repros Therapeutics Inc. (a)	2,239	1,511
Res-Care Inc. (a)	5,790	69,422
Rigel Pharmaceuticals Inc. (a)	11,123	88,650
Rochester Medical Corp. (a)	2,342	30,024
Rockwell Medical Technologies Inc. (a)	3,320	19,190
RTI Biologics Inc. (a)	11,797	51,081
Salix Pharmaceuticals Ltd. (a)	11,874	442,306
Sangamo BioSciences Inc. (a)	10,132	54,915
Santarus Inc. (a)	12,113	65,168
Savient Pharmaceuticals Inc. (a)	14,108	203,861
SciClone Pharmaceuticals Inc. (a)	8,411	29,691
Seattle Genetics Inc. (a)	17,739	211,804
Select Medical Holdings Corp. (a)	7,378	62,270
Sequenom Inc. (a)	13,726	86,611
SIGA Technologies Inc. (a)	6,042	40,058
Sirona Dental Systems Inc. (a)	3,705	140,901
Skilled Healthcare Group Inc. Class A (a)	3,845	23,724
Somanetics Corp. (a)	2,819	53,956
SonoSite Inc. (a)	3,184	102,238
Spectranetics Corp. (a)	7,119	49,192
Spectrum Pharmaceuticals Inc. (a)	8,808	40,605
StemCells Inc. (a)	24,083	27,936
Stereotaxis Inc. (a)	6,177	30,947
STERIS Corp.	12,637	425,361
Sucampo Pharmaceuticals Inc. Class A (a)	1,995	7,122
Sun Healthcare Group Inc. (a)	9,004	85,898
Sunrise Senior Living Inc. (a)	9,860	50,483
SuperGen Inc. (a)	13,841	44,291
SurModics Inc. (a)	3,384	70,861
Symmetry Medical Inc. (a)	7,788	78,192
Synovis Life Technologies Inc. (a)	2,731	42,412
Synta Pharmaceuticals Corp. (a)	3,657	15,762
Team Health Holdings Inc. (a)	3,304	55,507
Theravance Inc. (a)	15,105	201,199
Thoratec Corp. (a)	12,139	406,050
TomoTherapy Inc. (a)	8,980	30,622

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
TranS1 Inc. (a)	2,672	$8,684
Transcend Services Inc. (a)	1,473	23,936
Triple-S Management Corp. Class B (a)	4,167	74,006
U.S. Physical Therapy Inc. (a)	2,600	45,240
Universal American Financial Corp. (a)	5,517	85,072
Utah Medical Products Inc.	758	21,323
Vanda Pharmaceuticals Inc. (a)	5,347	61,704
Varian Inc. (a)	6,154	318,654
Vascular Solutions Inc. (a)	3,785	34,027
Vical Inc. (a)	10,004	33,613
ViroPharma Inc. (a)	16,830	229,393
Virtual Radiologic Corp. (a)	1,526	16,786
Vital Images Inc. (a)	3,328	53,814
VIVUS Inc. (a)	16,830	146,758
Volcano Corp. (a)	10,396	251,167
WellCare Health Plans Inc. (a)	9,254	275,584
West Pharmaceutical Services Inc.	6,994	293,398
Wright Medical Group Inc. (a)	8,095	143,848
Xenoport Inc. (a)	6,227	57,662
Young Innovations Inc.	1,277	35,960
Zoll Medical Corp. (a)	4,443	117,117
ZymoGenetics Inc. (a)	8,495	48,676

		31,558,335

Industrials (15.12%)
3D Systems Corp. (a)	3,684	50,287
Aaon Inc.	2,476	56,007
AAR Corp. (a)	8,366	207,644
ABM Industries Inc.	9,925	210,410
Acacia Research - Acacia Technologies (a)	6,438	69,724
ACCO Brands Corp. (a)	11,895	91,116
Aceto Corp.	5,355	32,344
Actuant Corp. Class A	14,763	288,617
Acuity Brands Inc.	9,237	389,894
Administaff Inc.	4,737	101,088
Advanced Battery Technologies Inc. (a)	11,610	45,279
Advisory Board Co., The (a)	3,221	101,461
Aerovironment Inc. (a)	2,748	71,750
Air Transport Services Group Inc. (a)	13,027	43,901
Aircastle Ltd.	10,241	96,982
Airtran Holdings Inc. (a)	29,901	151,897
Alamo Group Inc.	1,355	27,086
Alaska Air Group Inc. (a)	7,881	324,934
Albany International Corp. Class A	5,793	124,723
Allegiant Travel Co. (a)	3,240	187,466
Altra Holdings Inc. (a)	5,797	79,593
Amerco Inc. (a)	1,975	107,223
American Commercial Lines Inc. (a)	1,962	49,246
American Railcar Industries Inc.	2,027	24,648
American Reprographics Co. (a)	7,995	71,715
American Science & Engineering Inc.	1,922	143,996
American Superconductor Corp. (a)	9,539	275,677
American Woodmark Corp.	2,358	45,722
Ameron International Corp.	1,946	122,384
Ampco-Pittsburgh Corp.	1,816	45,073

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
AMREP Corp. (a)	461	$6,698
AO Smith Corp.	4,836	254,229
APAC Customer Services Inc. (a)	5,956	34,247
Apogee Enterprises Inc.	5,724	90,496
Applied Industrial Technologies Inc.	9,111	226,408
Applied Signal Technology Inc.	2,966	58,074
Argan Inc. (a)	1,741	22,633
ARGON ST Inc. (a)	2,745	73,044
Arkansas Best Corp.	5,350	159,858
Ascent Solar Technologies Inc. (a)	3,647	14,041
Astec Industries Inc. (a)	4,045	117,143
Astronics Corp. (a)	2,173	21,317
ATC Technology Corp. (a)	4,138	71,008
Atlas Air Worldwide Holdings Inc. (a)	4,569	242,385
Avis Budget Group Inc. (a)	21,597	248,365
AZZ Inc.	2,760	93,426
Badger Meter Inc.	3,321	127,892
Baldor Electric Co.	9,944	371,906
Barnes Group Inc.	9,970	194,016
Barrett Business Services Inc.	1,808	24,516
Beacon Roofing Supply Inc. (a)	9,860	188,622
Belden Inc.	10,135	278,307
Blount International Inc. (a)	8,487	87,925
BlueLinx Holdings Inc. (a)	3,572	13,609
Bowne & Co. Inc.	8,601	95,987
Brady Corp.	10,221	318,078
Briggs & Stratton Corp.	10,936	213,252
Broadwind Energy Inc. (a)	7,302	32,640
Builders FirstSource Inc. (a)	10,428	32,848
CAI International Inc. (a)	1,609	19,823
Cascade Corp.	1,993	64,195
CBIZ Inc. (a)	10,141	66,626
CDI Corp.	2,940	43,100
Celadon Group Inc. (a)	4,880	68,027
Cenveo Inc. (a)	11,979	103,738
Ceradyne Inc. (a)	5,390	122,299
Chart Industries Inc. (a)	5,947	118,940
Chase Corp.	1,437	18,135
China BAK Battery Inc. (a)	6,913	16,660
China Fire & Security Group Inc. (a)	3,062	39,714
CIRCOR International Inc.	3,517	116,800
Clarcor Inc.	11,011	379,769
Clean Harbors Inc. (a)	4,694	260,799
Colfax Corp. (a)	4,912	57,814
Columbus McKinnon Corp. (a)	4,169	66,162
Comfort Systems USA Inc.	7,997	99,883
COMSYS IT Partners Inc. (a)	2,935	51,304
Consolidated Graphics Inc. (a)	2,187	90,564
Cornell Companies Inc. (a)	2,436	44,603
Corporate Executive Board Co., The	7,232	192,299
CoStar Group Inc. (a)	4,228	175,547
Courier Corp.	2,394	39,525
CRA International Inc. (a)	2,428	55,650
Cubic Corp.	3,292	118,512
Curtiss-Wright Corp.	9,697	337,456
Deluxe Corp.	11,136	216,261

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Diamond Management & Technology Consultants Inc.	5,601	$43,968
DigitalGlobe Inc. (a)	3,005	83,809
Dollar Thrifty Automotive Group Inc. (a)	6,237	200,395
Ducommun Inc.	2,316	48,659
Duoyuan Printing Inc. (a)	1,891	20,423
DXP Enterprises Inc. (a)	1,570	20,049
Dycom Industries Inc. (a)	8,883	77,904
Dynamex Inc. (a)	2,021	34,761
Dynamic Materials Corp.	2,766	43,205
DynCorp International Inc. Class A (a)	5,693	65,470
Eagle Bulk Shipping Inc. (a)	13,923	73,931
Eastern Co., The	1,401	18,970
EMCOR Group Inc. (a)	14,222	350,288
Encore Wire Corp.	4,008	83,366
Ener1 Inc. (a)	10,108	47,811
Energy Conversion Devices Inc. (a)	9,533	74,643
Energy Recovery Inc. (a)	7,814	49,228
EnergySolutions Inc.	16,420	105,581
EnerNOC Inc. (a)	3,152	93,551
EnerSys (a)	8,868	218,685
Ennis Inc.	5,646	91,860
EnPro Industries Inc. (a)	4,385	127,516
ESCO Technologies Inc.	5,711	181,667
Esterline Technologies Corp. (a)	6,491	320,850
Evergreen Solar Inc. (a)	43,992	49,711
Exponent Inc. (a)	2,807	80,056
Federal Signal Corp.	10,791	97,227
Flow International Corp. (a)	8,247	24,823
Force Protection Inc. (a)	14,452	87,001
Forward Air Corp.	6,142	161,535
Franklin Covey Co. (a)	3,003	23,844
Franklin Electric Co. Inc.	5,068	151,989
Freightcar America Inc.	2,628	63,492
Fuel Tech Inc. (a)	4,092	32,818
FuelCell Energy Inc. (a)	15,057	42,461
Furmanite Corp. (a)	7,989	41,463
Fushi Copperweld Inc. (a)	4,283	48,055
G&K Services Inc. Class A	4,147	107,324
Genco Shipping & Trading Ltd. (a)	5,465	115,366
GenCorp Inc. (a)	10,356	59,651
Generac Holdings Inc. (a)	4,051	56,755
Genesee & Wyoming Inc. (a)	8,045	274,495
Geo Group Inc., The (a)	11,207	222,123
GeoEye Inc. (a)	4,559	134,490
Gibraltar Industries Inc. (a)	5,901	74,412
Global Defense Technology & Systems Inc. (a)	1,007	13,494
Gorman-Rupp Co., The	3,206	81,561
GP Strategies Corp. (a)	3,701	30,940
GrafTech International Ltd. (a)	26,123	357,101
Graham Corp.	2,178	39,182
Granite Construction Inc.	7,412	223,991
Great Lakes Dredge & Dock Co.	8,729	45,827
Greenbrier Companies Inc. (a)	3,591	39,537
Griffon Corp. (a)	9,213	114,794
GT Solar International Inc. (a)	6,652	34,790

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
H&E Equipment Services Inc. (a)	6,357	$68,528
Harbin Electric Inc. (a)	3,379	72,953
Hawaiian Holdings Inc. (a)	10,861	80,046
Healthcare Services Group Inc.	8,923	199,786
Heartland Express Inc.	10,843	178,910
Heico Corp.	5,040	259,560
Heidrick & Struggles International Inc.	3,490	97,825
Heritage-Crystal Clean Inc. (a)	977	11,040
Herley Industries Inc. (a)	2,959	43,379
Herman Miller Inc.	11,781	212,765
Hexcel Corp. (a)	21,176	305,781
Hill International Inc. (a)	5,140	29,966
HNI Corp.	9,749	259,616
Horizon Lines Inc.	6,887	37,465
Houston Wire & Cable Co.	3,904	45,208
Hub Group Inc. (a)	8,107	226,834
Hurco Companies Inc. (a)	1,407	23,680
Huron Consulting Group Inc. (a)	4,873	98,922
ICF International Inc. (a)	2,051	50,947
II-VI Inc. (a)	5,282	178,743
Innerworkings Inc. (a)	5,691	29,593
Insituform Technologies Inc. (a)	8,496	226,079
Insteel Industries Inc.	3,948	42,204
Integrated Electrical Services Inc. (a)	1,701	9,611
Interface Inc.	10,177	117,850
Interline Brands Inc. (a)	6,851	131,128
International Shipholding Corp.	1,325	38,942
Jetblue Airways Corp. (a)	55,162	307,804
John Bean Technologies Corp.	5,879	103,118
Kadant Inc. (a)	2,308	33,258
Kaman Corp.	5,613	140,381
Kaydon Corp.	7,280	273,728
Kelly Services Inc. Class A (a)	5,761	95,978
Kforce Inc. (a)	5,905	89,815
Kimball International Inc. Class B	7,002	48,664
Knight Transportation Inc.	12,446	262,486
Knoll Inc.	9,801	110,261
Korn/Ferry International (a)	9,635	170,058
K-Tron International Inc. (a)	532	79,784
L.B. Foster Co. (a)	2,346	67,776
LaBarge Inc. (a)	2,670	29,504
Ladish Co. Inc. (a)	3,184	64,189
Lawson Products Inc.	834	12,902
Layne Christensen Co. (a)	4,065	108,576
Lihua International Inc. (a)	681	6,252
Lindsay Corp.	2,777	114,996
LMI Aerospace Inc. (a)	1,901	35,321
LSI Industries Inc.	4,226	28,821
M & F Worldwide Corp. (a)	2,224	68,054
Marten Transport Ltd. (a)	3,359	66,206
MasTec Inc. (a)	11,243	141,774
McGrath Rentcorp	5,086	123,234
Metalico Inc. (a)	7,772	46,554
Met-Pro Corp.	3,296	32,268
Michael Baker Corp. (a)	1,756	60,547
Microvision Inc. (a)	19,409	54,733

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Middleby Corp. (a)	3,448	$198,570
Miller Industries Inc.	2,369	29,447
Mine Safety Appliances Co.	5,810	162,448
Mistras Group Inc. (a)	2,188	21,858
Mobile Mini Inc. (a)	7,961	123,316
Moog Inc. Class A (a)	9,741	345,026
Mueller Industries Inc.	8,178	219,089
Mueller Water Products Inc.	32,318	154,480
Multi-Color Corp.	2,151	25,769
MYR Group Inc. (a)	4,004	65,305
NACCO Industries Inc. Class A	1,095	81,194
Navigant Consulting Inc. (a)	10,603	128,614
NCI Building Systems Inc. (a)	4,007	44,237
Nordson Corp.	7,240	491,741
North American Galvanizing & Coating Inc. (a)	2,997	16,663
Northwest Pipe Co. (a)	2,008	43,875
Odyssey Marine Exploration Inc. (a)	13,380	17,528
Old Dominion Freight Line Inc. (a)	5,958	198,938
Omega Flex Inc.	677	7,108
On Assignment Inc. (a)	7,768	55,386
Orbital Sciences Corp. (a)	12,375	235,249
Orion Energy Systems Inc. (a)	2,953	14,470
Orion Marine Group Inc. (a)	6,012	108,517
Otter Tail Corp.	7,574	166,325
Pacer International Inc. (a)	7,619	45,866
Patriot Transportation Holding Inc. (a)	296	25,006
Perma-Fix Environmental Services (a)	12,646	28,327
PetroCorp Inc. (a) (b)	745	0
Pike Electric Corp. (a)	3,597	33,524
PMFG Inc. (a)	2,844	37,626
Polypore International Inc. (a)	4,694	81,957
Portec Rail Products Inc.	1,572	18,267
Powell Industries Inc. (a)	1,722	56,017
PowerSecure International Inc. (a)	3,699	29,148
Preformed Line Products Co.	517	19,724
Primoris Services Corp.	1,934	14,969
Quanex Building Products Corp.	8,007	132,356
RailAmerica Inc. (a)	4,819	56,864
Raven Industries Inc.	3,300	97,317
RBC Bearings Inc. (a)	4,559	145,295
Regal-Beloit Corp.	7,759	460,962
Republic Airways Holdings Inc. (a)	7,666	45,383
Resources Connection Inc. (a)	9,718	186,294
Robbins & Myers Inc.	5,736	136,632
Rollins Inc.	9,616	208,475
RSC Holdings Inc. (a)	10,614	84,487
Rush Enterprises Inc. Class A (a)	6,592	87,080
Saia Inc. (a)	3,073	42,653
SatCon Technology Corp. (a)	13,309	32,341
Sauer-Danfoss Inc. (a)	2,436	32,350
Schawk Inc.	3,174	57,545
School Specialty Inc. (a)	4,122	93,611
Seaboard Corp.	73	94,834
SFN Group Inc. (a)	10,866	87,037
Simpson Manufacturing Co. Inc.	8,394	233,017

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
SkyWest Inc.	12,233	$174,687
SmartHeat Inc. (a)	1,593	17,109
Standard Parking Corp. (a)	1,731	28,423
Standard Register Co., The	3,255	17,414
Standex International Corp.	2,808	72,362
Stanley Inc. (a)	2,320	65,633
Steelcase Inc.	14,925	96,565
Sterling Construction Company Inc. (a)	3,056	48,040
Sun Hydraulics Corp.	2,853	74,121
Sykes Enterprises Inc. (a)	8,301	189,595
TAL International Group Inc.	3,230	64,535
Taser International Inc. (a)	12,757	74,756
Team Inc. (a)	4,330	71,835
Tecumseh Products Co. Class A (a)	3,616	44,368
Teledyne Technologies Inc. (a)	7,679	316,912
Tennant Co.	3,985	109,149
Tetra Tech Inc. (a)	12,874	296,617
Textainer Group Holdings Ltd.	2,096	45,169
Titan International Inc.	7,087	61,870
Titan Machinery Inc. (a)	3,025	41,412
Todd Shipyards Corp.	1,354	22,246
Towers Watson & Co. Class A	9,295	441,512
Tredegar Corp.	6,214	106,135
Trex Co. Inc. (a)	3,325	70,789
TriMas Corp. (a)	2,706	17,562
Triumph Group Inc.	3,559	249,450
TrueBlue Inc. (a)	9,755	151,202
Tutor Perini Corp. (a)	5,392	117,276
Twin Disc Inc.	1,842	22,509
UAL Corp. (a)	36,231	708,316
Ultralife Corp. (a)	2,749	11,023
Ultrapetrol Bahamas Ltd. (a)	5,484	30,107
United Capital Corp. (a)	386	9,156
United Rentals Inc. (a)	13,020	122,128
United Stationers Inc. (a)	5,180	304,843
Universal Forest Products Inc.	4,033	155,351
Universal Truckload Services Inc. (a)	1,364	23,979
US Airways Group Inc. (a)	34,568	254,075
US Ecology Inc.	4,219	67,926
USA Truck Inc. (a)	1,825	29,492
Valence Technology Inc. (a)	11,109	9,443
Viad Corp.	4,547	93,441
Vicor Corp. (a)	4,252	58,720
Volt Information Sciences Inc. (a)	2,876	29,364
VSE Corp.	876	36,056
Waste Services Inc. (a)	4,117	40,717
Watsco Inc.	5,772	328,311
Watts Water Technologies Inc.	6,430	199,716
Werner Enterprises Inc.	9,194	213,025
Willis Lease Finance Corp. (a)	1,121	17,689
Woodward Governor Co.	12,951	414,173
YRC Worldwide Inc. (a)	227,712	123,830

		33,646,614

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (17.88%)
3Com Corp (a)	83,600	$642,884
3PAR Inc. (a)	5,969	59,690
ACI Worldwide Inc. (a)	7,466	153,874
Acme Packet Inc. (a)	8,075	155,686
Actel Corp. (a)	5,308	73,516
ActivIdentity Corp. (a)	10,738	30,496
Actuate Corp. (a)	10,049	56,174
Acxiom Corp. (a)	14,695	263,628
Adaptec Inc. (a)	26,539	86,783
ADC Telecommunications Inc. (a)	21,282	155,571
Adtran Inc.	11,835	311,852
Advanced Analogic Technologies Inc. (a)	10,005	34,917
Advanced Energy Industries Inc. (a)	7,170	118,735
Advent Software Inc. (a)	3,285	147,004
Agilysys Inc.	3,531	39,441
Airvana Inc. (a)	5,273	40,391
American Software Inc. Class A	4,929	28,637
Amkor Technology Inc. (a)	23,634	167,092
ANADIGICS Inc. (a)	13,989	67,987
Anaren Inc. (a)	3,472	49,441
Ancestry.com Inc. (a)	1,690	28,645
Anixter International Inc. (a)	6,510	304,993
Applied Micro Circuits Corp. (a)	14,723	127,059
Archipelago Learning Inc. (a)	1,574	22,949
ArcSight Inc. (a)	3,864	108,772
Ariba Inc. (a)	18,848	242,197
Arris Group Inc. (a)	26,531	318,637
Art Technology Group Inc. (a)	33,997	149,927
Aruba Networks Inc. (a)	12,558	171,542
AsiaInfo Holdings Inc. (a)	6,829	180,832
Atheros Communications (a)	14,647	566,985
ATMI Inc. (a)	6,525	125,998
Aviat Networks Inc. (a)	13,138	87,105
Avid Technology Inc. (a)	5,919	81,564
Bel Fuse Inc.	2,380	47,957
Benchmark Electronics Inc. (a)	13,994	290,236
BigBand Networks Inc. (a)	7,362	25,988
Black Box Corp.	3,653	112,366
Blackbaud Inc.	9,561	240,842
Blackboard Inc. (a)	7,251	302,077
Blue Coat Systems Inc. (a)	8,990	279,050
Bottomline Technologies Inc. (a)	5,180	87,179
Brightpoint Inc. (a)	9,448	71,143
Brooks Automation Inc. (a)	13,411	118,285
Cabot Microelectronics Corp. (a)	4,996	188,999
CACI International Inc. (a)	6,421	313,666
Callidus Software Inc. (a)	6,597	23,947
Cass Information Systems Inc.	1,917	59,715
Cavium Networks Inc. (a)	7,923	196,966
CEVA Inc. (a)	4,410	51,421
Checkpoint Systems Inc. (a)	8,237	182,202
China Information Security Technology Inc. (a)	5,014	25,321
China Security & Surveillance Technology Inc. (a)	9,757	75,031
China TransInfo Technology Corp. (a)	2,184	14,720

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Chordiant Software Inc. (a)	6,542	$33,168
Ciber Inc. (a)	16,009	59,874
Cirrus Logic Inc. (a)	14,264	119,675
Cogent Inc. (a)	9,703	98,971
Cognex Corp.	8,454	156,314
Cogo Group Inc. (a)	5,648	39,480
Coherent Inc. (a)	4,628	147,911
Cohu Inc.	5,061	69,690
Communications Systems Inc.	1,448	18,723
Commvault Systems Inc. (a)	8,952	191,125
Compellent Technologies Inc. (a)	3,448	60,512
Computer Task Group Inc. (a)	3,518	25,506
comScore Inc. (a)	4,428	73,903
Comtech Telecommunications Corp. (a)	6,072	194,243
Comverge Inc. (a)	4,409	49,866
Concur Technologies Inc. (a)	8,548	350,553
Constant Contact Inc. (a)	4,907	113,941
CPI International Inc. (a)	1,697	22,502
Cray Inc. (a)	7,541	44,869
CSG Systems International Inc. (a)	7,395	154,999
CTS Corp.	7,224	68,050
CyberSource Corp. (a)	15,069	265,817
Cymer Inc. (a)	6,507	242,711
Daktronics Inc.	7,201	54,872
DDi Corp. (a)	3,392	19,233
DealerTrack Holdings Inc. (a)	8,213	140,278
Deltek Inc. (a)	4,158	31,767
DemandTec Inc. (a)	4,299	29,878
DG FastChannel Inc. (a)	4,365	139,462
Dice Holdings Inc. (a)	3,184	24,198
Digi International Inc. (a)	5,725	60,914
Digital River Inc. (a)	8,255	250,126
Diodes Inc. (a)	6,915	154,896
DivX Inc. (a)	6,462	46,268
Double-Take Software Inc. (a)	3,787	33,742
DSP Group Inc. (a)	5,341	44,491
DTS Inc. (a)	3,621	123,259
Dynamics Research Corp. (a)	2,032	22,901
EarthLink Inc.	23,281	198,820
Ebix Inc. (a)	4,935	78,812
Echelon Corp. (a)	6,799	60,987
Echo Global Logistics Inc. (a)	1,247	16,099
Electro Rent Corp.	4,145	54,424
Electro Scientific Industries Inc. (a)	6,284	80,498
Electronics for Imaging Inc. (a)	9,763	113,544
eLoyalty Corp. (a)	1,550	8,726
EMCORE Corp. (a)	16,110	19,493
EMS Technologies Inc. (a)	3,468	57,569
Emulex Corp. (a)	18,114	240,554
Entegris Inc. (a)	29,046	146,392
Entropic Communications Inc. (a)	12,358	62,779
Epicor Software Corp. (a)	9,655	92,302
EPIQ Systems Inc. (a)	6,732	83,679
ePlus Inc. (a)	878	15,409
Euronet Worldwide Inc. (a)	10,586	195,100

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Exar Corp. (a)	8,208	$57,866
Exlservice Holdings Inc. (a)	3,119	52,025
Extreme Networks Inc. (a)	19,384	59,509
Fair Isaac Corp.	10,596	268,503
FalconStor Software Inc. (a)	8,374	29,142
FARO Technologies Inc. (a)	3,661	94,271
FEI Co. (a)	8,102	185,617
Formfactor Inc. (a)	10,679	189,659
Forrester Research Inc. (a)	3,230	97,126
Fortinet Inc. (a)	2,735	48,081
Gartner Inc. (a)	14,665	326,150
Global Cash Access Holdings Inc. (a)	7,701	62,917
Globecomm Systems Inc. (a)	4,418	33,974
GSE Systems Inc. (a)	3,753	20,304
GSI Commerce Inc. (a)	6,639	183,701
GSI Technology Inc. (a)	4,362	20,327
Hackett Group Inc., The (a)	9,027	25,095
Harmonic Inc. (a)	20,913	131,961
Heartland Payment Systems Inc.	8,035	149,451
Hittite Microwave Corp. (a)	4,565	200,723
Hughes Communications Inc. (a)	2,074	57,761
ICx Technologies Inc. (a)	2,993	20,861
iGate Corp.	5,272	51,297
Imation Corp. (a)	6,564	72,270
Imergent Inc.	1,861	12,525
Immersion Corp. (a)	6,848	34,240
Infinera Corp. (a)	18,220	155,234
infoGROUP Inc. (a)	7,228	56,378
Informatica Corp. (a)	18,896	507,547
Information Services Group Inc. (a)	5,591	19,065
InfoSpace Inc. (a)	7,544	83,361
Innodata Isogen Inc. (a)	5,040	20,412
Insight Enterprises Inc. (a)	10,209	146,601
Integral Systems Inc. (a)	3,724	35,862
Interactive Intelligence Inc. (a)	2,459	45,959
InterDigital Inc. (a)	9,505	264,809
Intermec Inc. (a)	13,631	193,288
Internap Network Services Corp. (a)	11,056	61,914
Internet Brands Inc. (a)	6,390	58,916
Internet Capital Group Inc. (a)	8,492	71,757
Intevac Inc. (a)	4,909	67,842
iPass Inc. (a)	11,854	13,632
IPG Photonics Corp. (a)	4,787	70,848
Isilon Systems Inc. (a)	5,384	46,356
Ixia (a)	7,264	67,337
IXYS Corp. (a)	5,453	46,569
j2 Global Communications Inc. (a)	9,629	225,319
Jack Henry & Associates Inc.	18,304	440,394
JDA Software Group Inc. (a)	6,891	191,708
Kenexa Corp. (a)	5,103	70,166
Keynote Systems Inc.	2,224	25,331
Knot Inc., The (a)	6,846	53,536
Kopin Corp. (a)	15,119	55,940
Kulicke & Soffa Industries Inc. (a)	14,500	105,125
KVH Industries Inc. (a)	3,283	43,303
L-1 Identity Solutions Inc. (a)	15,605	139,353

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Lantronix Inc. Warrants (a) (b)	73	$0
Lattice Semiconductor Corp. (a)	25,275	92,759
Lawson Software Inc. (a)	30,337	200,528
Limelight Networks Inc. (a)	7,415	27,139
Lionbridge Technologies Inc. (a)	13,485	48,951
Liquidity Services Inc. (a)	3,203	36,963
Littelfuse Inc. (a)	4,635	176,176
LivePerson Inc. (a)	8,303	63,684
LogMeIn Inc. (a)	1,657	34,283
LoopNet Inc. (a)	4,659	52,367
Loral Space & Communications Inc. (a)	2,173	76,316
Manhattan Associates Inc. (a)	4,815	122,686
ManTech International Corp. (a)	4,739	231,405
Marchex Inc. Class B	4,558	23,291
MAXIMUS Inc.	3,828	233,240
Maxwell Technologies Inc. (a)	4,600	56,994
Measurement Specialties Inc. (a)	3,091	45,469
MEMSIC Inc. (a)	3,679	11,736
Mentor Graphics Corp. (a)	22,956	184,107
Mercadolibre Inc. (a)	5,594	269,687
Mercury Computer Systems Inc. (a)	4,775	65,513
Methode Electronics Inc.	8,339	82,556
Micrel Inc.	9,441	100,641
Microsemi Corp. (a)	17,813	308,877
MicroStrategy Inc. (a)	2,013	171,246
Microtune Inc. (a)	12,142	33,148
MIPS Technologies Inc. (a)	9,823	43,811
MKS Instruments Inc. (a)	10,763	210,847
ModusLink Global Solutions Inc. (a)	9,531	80,346
MoneyGram International Inc. (a)	16,483	62,800
Monolithic Power Systems Inc. (a)	7,214	160,872
Monotype Imaging Holdings Inc. (a)	5,069	49,321
Move Inc. (a)	30,918	64,619
MTS Systems Corp.	3,495	101,460
Multi-Fineline Electronix Inc. (a)	2,048	52,756
NCI Inc. (a)	1,424	43,048
Ness Technologies Inc. (a)	8,607	54,310
Net 1 UEPS Technologies Inc. (a)	6,964	128,068
Netezza Corp. (a)	10,036	128,360
Netgear Inc. (a)	7,305	190,660
Netlogic Microsystems Inc. (a)	10,264	302,070
NetScout Systems Inc. (a)	5,019	74,231
NetSuite Inc. (a)	3,890	56,561
Network Equipment Technologies Inc. (a)	6,832	37,644
Newport Corp. (a)	7,901	98,762
NIC Inc.	10,603	83,446
Novatel Wireless Inc. (a)	7,111	47,857
NVE Corp. (a)	1,016	46,025
Omnivision Technologies Inc. (a)	10,893	187,142
Online Resources Corp. (a)	6,193	24,958
OpenTable Inc. (a)	707	26,958
Openwave Systems Inc. (a)	19,437	44,705
Oplink Communications Inc. (a)	4,561	84,561
OPNET Technologies Inc.	2,883	46,474
OpNext Inc. (a)	4,528	10,686

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
OSI Systems Inc. (a)	3,479	$97,586
Palm Inc. (a)	36,057	135,574
PAR Technology Corp. (a)	1,933	11,695
Parametric Technology Corp. (a)	25,084	452,766
Park Electrochemical Corp.	4,317	124,071
ParkerVision Inc. (a)	5,802	9,863
PC Connection Inc. (a)	2,174	13,479
PC Mall Inc. (a)	2,421	12,250
PC-Tel Inc. (a)	4,573	28,261
Pegasystems Inc.	3,346	123,802
Perficient Inc. (a)	5,387	60,711
Pericom Semiconductor Corp. (a)	5,108	54,707
Pervasive Software Inc. (a)	3,612	18,277
Phoenix Technologies Ltd. (a)	8,790	28,304
Photronics Inc. (a)	11,827	60,199
Plantronics Inc.	10,521	329,097
Plexus Corp. (a)	8,606	310,074
PLX Technology Inc. (a)	6,062	31,947
Polycom Inc. (a)	18,233	557,565
Power Integrations Inc.	5,203	214,364
Power-One Inc. (a)	17,668	74,559
Powerwave Technologies Inc. (a)	28,851	36,064
Progress Software Corp. (a)	8,588	269,921
PROS Holdings Inc. (a)	4,453	43,996
QAD Inc. (a)	2,688	14,112
Quantum Corp. (a)	45,082	118,566
Quest Software Inc. (a)	13,270	236,073
QuinStreet Inc. (a)	2,160	36,742
Rackspace Hosting Inc. (a)	14,444	270,536
Radiant Systems Inc. (a)	6,065	86,548
Radisys Corp. (a)	5,036	45,123
RAE Systems Inc. (a)	9,670	7,881
RealNetworks Inc. (a)	16,989	82,057
Renaissance Learning Inc.	1,502	24,377
RF Micro Devices Inc. (a)	57,599	286,843
RightNow Technologies Inc. (a)	4,421	78,959
Rimage Corp. (a)	2,095	30,294
Riverbed Technology Inc. (a)	11,991	340,544
Rofin-Sinar Technologies Inc. (a)	6,124	138,525
Rogers Corp. (a)	3,271	94,892
Rosetta Stone Inc. (a)	1,461	34,743
Rubicon Technology Inc. (a)	2,906	58,701
Rudolph Technologies Inc. (a)	6,771	58,027
S1 Corp. (a)	10,964	64,688
Saba Software Inc. (a)	5,776	28,591
Sapient Corp.	18,065	165,114
SAVVIS Inc. (a)	7,627	125,846
ScanSource Inc. (a)	5,610	161,456
SeaChange International Inc. (a)	7,413	53,225
Semtech Corp. (a)	13,361	232,882
ShoreTel Inc. (a)	10,159	67,151
Sigma Designs Inc. (a)	6,077	71,283
Silicon Graphics International Corp. (a)	6,504	69,528
Silicon Image Inc. (a)	16,114	48,664
Silicon Storage Technology Inc. (a)	15,418	46,871
Skyworks Solutions Inc. (a)	36,059	562,520

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Smart Modular Technologies (WWH) Inc. (a)	8,487	$65,435
Smith Micro Software Inc. (a)	5,961	52,695
SolarWinds Inc. (a)	2,831	61,319
Solera Holdings Inc.	14,902	575,962
SonicWALL Inc. (a)	11,254	97,797
Sonus Networks Inc. (a)	45,458	118,645
Sourcefire Inc. (a)	4,706	108,003
Spectrum Control Inc. (a)	2,946	34,439
SRA International Inc. (a)	9,071	188,586
SRS Labs Inc. (a)	2,736	27,196
Stamps.com Inc. (a)	2,528	25,533
Standard Microsystems Corp. (a)	4,562	106,203
StarTek Inc. (a)	2,801	19,467
STEC Inc. (a)	5,507	65,974
Stratasys Inc. (a)	4,529	110,417
SuccessFactors Inc. (a)	9,750	185,640
Super Micro Computer Inc. (a)	4,843	83,687
Supertex Inc. (a)	2,456	62,849
Support.com Inc. (a)	10,133	33,135
Switch and Data Facilities Co. (a)	4,503	79,973
Sycamore Networks Inc.	4,226	84,985
Symmetricom Inc. (a)	9,478	55,257
Symyx Technologies Inc. (a)	7,428	33,352
Synaptics Inc. (a)	7,419	204,839
Synchronoss Technologies Inc. (a)	3,877	75,097
SYNNEX Corp. (a)	4,143	122,467
Syntel Inc.	2,831	108,909
Take-Two Interactive Software Inc. (a)	17,703	174,375
Taleo Corp. (a)	8,613	223,163
Technitrol Inc.	8,988	47,457
TechTarget (a)	3,046	15,931
Techwell Inc. (a)	3,392	63,430
Tekelec (a)	14,477	262,902
TeleCommunication Systems Inc. Class A (a)	8,899	65,230
TeleTech Holdings Inc. (a)	6,938	118,501
Terremark Worldwide Inc. (a)	13,183	92,413
Tessera Technologies Inc. (a)	10,702	217,037
THQ Inc. (a)	13,910	97,509
TIBCO Software Inc. (a)	35,688	385,074
Tier Technologies Inc. Class B (a)	4,102	32,652
TiVo Inc. (a)	23,461	401,652
TNS Inc. (a)	5,631	125,571
Travelzoo Inc. (a)	1,316	19,753
Trident Microsystems Inc. (a)	13,375	23,272
TriQuint Semiconductor Inc. (a)	31,293	219,051
TTM Technologies Inc. (a)	9,021	80,106
Tyler Technologies Inc. (a)	6,669	125,110
Ultimate Software Group Inc. (a)	5,190	171,010
Ultratech Inc. (a)	5,186	70,530
Unica Corp. (a)	3,054	27,150
Unisys Corp. (a)	9,119	318,162
United Online Inc.	18,170	135,912
Universal Display Corp. (a)	6,346	74,692
UTStarcom Inc. (a)	24,256	67,674

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ValueClick Inc. (a)	18,653	$189,141
VASCO Data Security International Inc. (a)	5,668	46,761
Veeco Instruments Inc. (a)	8,435	366,922
VeriFone Holdings Inc. (a)	15,344	310,102
ViaSat Inc. (a)	6,628	229,395
Virage Logic Corp. (a)	3,826	30,072
Virtusa Corp. (a)	3,230	33,301
Vocus Inc. (a)	3,784	64,517
Volterra Semiconductor Corp. (a)	4,714	118,321
Web.com Group Inc. (a)	6,057	33,011
Websense Inc. (a)	9,473	215,700
White Electronic Designs Corp. (a)	5,379	37,653
Wright Express Corp. (a)	8,400	253,008
X-Rite Inc. (a)	6,250	18,938
Zix Corp. (a)	14,873	34,357
Zoran Corp. (a)	10,897	117,252
Zygo Corp. (a)	3,302	30,477

		39,786,930

Materials (4.60%)
A. Schulman Inc.	4,914	120,246
AEP Industries Inc. (a)	1,269	33,019
Allied Nevada Gold Corp. (a)	11,699	193,852
AM Castle & Co. (a)	3,623	47,425
AMCOL International Corp.	5,029	136,789
American Vanguard Corp.	4,784	38,990
Arch Chemicals Inc.	5,300	182,267
Balchem Corp.	5,830	143,710
Boise Inc. (a)	6,567	40,256
Brush Engineered Materials Inc. (a)	4,477	101,046
Buckeye Technologies Inc. (a)	8,600	112,488
Bway Holding Co. (a)	1,629	32,743
Calgon Carbon Corp. (a)	11,930	204,242
Century Aluminum Co. (a)	12,419	170,885
China Green Agriculture Inc. (a)	1,940	27,160
China Precision Steel Inc. (a)	8,003	16,806
Clearwater Paper Corp. (a)	2,473	121,795
Coeur d’Alene Mines Corp. (a)	17,726	265,536
Deltic Timber Corp.	2,228	98,143
Domtar Corp. (a)	8,950	576,470
Ferro Corp. (a)	18,839	165,595
General Moly Inc. (a)	13,772	45,723
General Steel Holdings Inc. (a)	3,689	15,162
Glatfelter	9,702	140,582
Graham Packaging Co Inc. (a)	3,600	45,180
Graphic Packaging Holding Co. (a)	22,859	82,521
Hawkins Inc.	2,033	49,199
Haynes International Inc.	2,616	92,946
HB Fuller Co.	10,531	244,425
Headwaters Inc. (a)	11,825	54,277
Hecla Mining Co. (a)	51,086	279,440
Horsehead Holding Corp. (a)	9,674	114,540
ICO Inc.	6,068	49,029
Innophos Holdings Inc.	3,578	99,826

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Innospec Inc. (a)	5,134	$58,322
Kaiser Aluminum Corp.	3,204	123,578
Kapstone Paper and Packaging Corp. (a)	7,199	85,452
Koppers Holdings Inc.	4,576	129,592
Kraton Performance Polymers Inc. (a)	2,415	43,132
Landec Corp. (a)	4,995	33,117
Louisiana-Pacific Corp. (a)	26,715	241,771
LSB Industries Inc. (a)	3,811	58,080
Minerals Technologies Inc.	4,068	210,885
Myers Industries Inc.	6,612	69,294
Neenah Paper Inc.	3,284	52,019
NewMarket Corp.	2,165	222,973
NL Industries Inc.	1,462	12,544
Olin Corp.	16,758	328,792
Olympic Steel Inc.	1,978	64,582
OM Group Inc. (a)	6,595	223,439
Omnova Solutions Inc. (a)	9,006	70,697
Paramount Gold and Silver Corp. (a)	14,914	20,730
PolyOne Corp. (a)	19,492	199,598
Quaker Chemical Corp.	2,253	61,079
Rock-Tenn Co. Class A	8,343	380,191
Rockwood Holdings Inc. (a)	10,527	280,229
RTI International Metals Inc. (a)	6,396	193,991
Schweitzer-Mauduit International Inc.	3,874	184,247
Sensient Technologies Corp.	10,434	303,212
ShengdaTech Inc. (a)	5,496	41,165
Silgan Holdings Inc.	5,812	350,057
Solutia Inc. (a)	25,943	417,942
Spartech Corp. (a)	6,239	72,996
Stepan Co.	1,535	85,791
Stillwater Mining Co. (a)	8,958	116,275
STR Holdings Inc. (a)	2,689	63,192
Sutor Technology Group Ltd. (a)	1,659	4,811
Texas Industries Inc.	5,030	171,875
U.S. Concrete Inc. (a)	8,711	3,310
United States Lime & Minerals Inc. (a)	389	15,043
Universal Stainless & Alloy Products Inc. (a)	1,469	35,241
US Gold Corp. (a)	18,600	50,220
Wausau Paper Corp. (a)	9,677	82,642
Westlake Chemical Corp.	4,076	105,120
Worthington Industries Inc.	13,199	228,211
WR Grace & Co. (a)	15,551	431,696
Zep Inc.	4,690	102,617
Zoltek Companies Inc. (a)	6,044	58,264

		10,230,327

Telecommunication Services (0.89%)
AboveNet Inc. (a)	2,876	145,899
Alaska Communications Systems Group Inc.	10,149	82,410
Atlantic Tele-Network Inc.	1,948	87,524
Cbeyond Inc. (a)	5,256	71,902
Cincinnati Bell Inc. (a)	42,509	144,956

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Cogent Communications Group Inc. (a)	9,933	$103,403
Consolidated Communications Holdings Inc.	5,131	97,284
General Communication Inc. Class A (a)	8,349	48,174
Global Crossing Ltd. (a)	6,184	93,688
HickoryTech Corp.	3,061	27,029
inContact Inc. (a)	6,389	18,209
Iowa Telecommunications Services Inc.	6,919	115,547
Neutral Tandem Inc. (a)	6,963	111,269
NTELOS Holdings Corp.	6,726	119,656
PAETEC Holding Corp. (a)	27,142	127,025
Premiere Global Services Inc. (a)	12,609	104,150
Shenandoah Telecommunications Co.	5,284	99,339
SureWest Communications (a)	3,337	28,665
Syniverse Holdings Inc. (a)	14,709	286,384
USA Mobility Inc. (a)	5,257	66,606

		1,979,119

Utilities (3.00%)
Allete Inc.	6,290	210,589
American States Water Co.	3,908	135,608
Artesian Resources Corp. Class A	1,457	25,731
Avista Corp.	11,967	247,837
Black Hills Corp.	8,419	255,517
Cadiz Inc. (a)	2,725	34,798
California Water Service Group	4,138	155,630
Central Vermont Public Service Corp.	2,339	47,178
CH Energy Group Inc.	3,516	143,593
Chesapeake Utilities Corp.	2,075	61,835
Cleco Corp.	13,003	345,230
Connecticut Water Service Inc.	1,843	42,887
Consolidated Water Co. Ltd.	3,263	44,312
El Paso Electric Co. (a)	9,790	201,674
Empire District Electric Co., The	8,336	150,215
Idacorp Inc.	10,094	349,454
Laclede Group Inc., The	4,723	159,260
MGE Energy Inc.	4,931	174,360
Middlesex Water Co.	2,909	49,598
New Jersey Resources Corp.	9,059	340,256
Nicor Inc.	9,797	410,690
Northwest Natural Gas Co.	5,804	270,466
NorthWestern Corp.	7,732	207,295
Pennichuck Corp.	1,001	23,534
Piedmont Natural Gas Company Inc.	15,994	441,115
PNM Resources Inc.	19,081	239,085
Portland General Electric Co.	16,131	311,490
SJW Corp.	2,885	73,337
South Jersey Industries Inc.	6,474	271,843
Southwest Gas Corp.	9,625	287,980
Southwest Water Co.	5,522	57,650
U.S. Geothermal Inc. (a)	13,576	12,354
UIL Holdings Corp.	6,315	173,663
Unisource Energy Corp.	7,779	244,572
Unitil Corp.	2,450	56,962

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
WGL Holdings Inc.	10,840	$375,606
York Water Co.	2,664	36,630

		6,669,834

Total Common Stocks
(cost $224,433,405)		218,866,358

Registered Investment Companies (1.07%)
Financials (1.06%)
Allied Capital Corp. (a)	38,434	191,017
American Capital Ltd. (a)	59,934	304,465
Apollo Investment Corp.	38,352	488,221
Ares Capital Corp.	28,499	422,925
BlackRock Kelso Capital Corp.	2,843	28,316
Capital Southwest Corp.	669	60,799
Fifth Street Finance Corp.	8,479	98,441
Gladstone Capital Corp.	4,627	54,599
Gladstone Investment Corp.	4,835	28,913
Harris & Harris Group Inc. (a)	5,103	23,525
Hercules Technology Growth Capital Inc.	7,707	81,617
Kayne Anderson Energy Development Co.	2,444	39,495
Kohlberg Capital Corp.	3,792	21,463
Main Street Capital Corp.	1,663	25,959
MCG Capital Corp. (a)	13,216	68,855
Medallion Financial Corp.	3,251	25,878
MVC Capital Inc.	4,229	57,388
NGP Capital Resources Co.	4,746	40,436
PennantPark Investment Corp.	5,954	61,683
Prospect Capital Corp.	14,001	170,112
TICC Capital Corp.	6,228	41,043
Triangle Capital Corp.	1,749	24,556

		2,359,706

Materials (0.01%)
Ampal-American Israel Corp. Class A (a)	4,533	12,602

		12,602

Total Registered Investment Companies
(cost $2,621,075)		2,372,308

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Short-term Investments (0.52%)
U.S. Treasury Bill (c)
0.141%, 05/13/2010	$1,154,000	$1,153,805

Total Short-term Investments
(cost $1,153,811)		1,153,805

TOTAL INVESTMENTS (99.96%)
(cost $228,208,291)		222,392,471
CASH AND OTHER ASSETS, NET OF
LIABILITIES (0.04%)		97,094

NET ASSETS (100.00%)		$222,489,565

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) investment advisor to each Fund within the Trust determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.59%)
Australia (8.57%)
AGL Energy Ltd.	12,033	$165,961
Alumina Ltd.	60,921	96,435
Amcor Ltd.	31,922	187,184
AMP Ltd.	55,486	318,739
Aristocrat Leisure Ltd.	9,841	40,909
Arrow Energy Ltd. (a)	15,032	69,384
Asciano Group (a)	71,900	125,030
Australia & New Zealand Banking Group Ltd.	66,123	1,538,788
Australian Stock Exchange	4,517	140,682
AXA Asia Pacific Holdings Ltd.	27,826	161,378
Bendigo and Adelaide Bank Ltd.	9,012	82,699
BGP Holdings PLC (a) (b)	253,848	0
BHP Billiton Ltd.	88,564	3,542,593
Billabong International Ltd.	5,798	60,122
BlueScope Steel Ltd. (a)	48,312	129,011
Boral Ltd.	16,096	82,862
Brambles Ltd.	36,766	248,314
Caltex Australia Ltd.	3,766	39,086
CFS Retail Property Trust	42,893	73,801
Coca-Cola Amatil Ltd.	14,753	152,303
Cochlear Ltd.	1,570	104,941
Commonwealth Bank of Australia	40,206	2,076,822
Computershare Ltd.	11,101	127,539
Crown Ltd.	12,695	95,293
CSL Ltd.	14,884	497,572
CSR Ltd.	41,099	62,418
Dexus Property Group	130,136	96,730
Energy Resources of Australia Ltd.	1,751	30,369
Fairfax Media Ltd.	53,524	88,409
Fortescue Metals Group Ltd. (a)	31,831	143,128
Foster’s Group Ltd.	51,750	251,214
Goodman Fielder Ltd.	35,178	46,162
Goodman Group	164,381	98,803
GPT Group	238,388	125,785
Harvey Norman Holdings Ltd.	13,901	46,178
Incitec Pivot Ltd.	41,898	133,414
Insurance Australia Group Ltd.	55,012	195,869
Intoll Group	63,594	65,360
James Hardie Industries SE CDI (a)	11,735	78,180
Leighton Holdings Ltd.	3,950	141,364
Lend Lease Corp. Ltd.	14,157	112,504
Macquarie Group Ltd.	8,920	386,762
MAP Group	18,664	52,922
Metcash Ltd.	19,717	74,906
Mirvac Group	71,583	96,890
National Australia Bank Ltd.	55,374	1,398,400
Newcrest Mining Ltd.	12,725	383,242
Nufarm Ltd.	4,441	33,540
Onesteel Ltd.	35,378	126,612
Orica Ltd.	9,687	238,144
Origin Energy Ltd.	22,901	347,800
OZ Minerals Ltd. (a)	81,467	85,598
Paladin Energy Ltd. (a)	15,175	55,005
Qantas Airways Ltd. (a)	27,618	71,976
QBE Insurance Group Ltd.	26,966	515,446

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Rio Tinto Ltd.	11,571	$832,461
Santos Ltd.	21,376	287,566
Sims Metal Management Ltd.	3,988	79,267
Sonic Healthcare Ltd.	9,500	125,273
SP Ausnet	38,979	32,369
Stockland	61,219	224,149
Suncorp-Metway Ltd.	32,807	257,100
Tabcorp Holding Ltd.	15,578	98,637
Tatts Group Ltd.	30,108	67,966
Telstra Corp. Ltd.	116,156	318,706
Toll Holdings Ltd.	17,765	120,961
Transurban Group	30,236	140,118
Wesfarmers Ltd.	26,473	772,273
Wesfarmers Ltd. PPS	3,889	113,736
Westfield Group	54,969	608,334
Westpac Banking Corp.	77,390	1,977,112
Woodside Petroleum Ltd.	14,318	616,215
Woolworths Ltd.	32,650	838,916
WorleyParsons Ltd.	4,336	101,264

		23,353,001

Austria (0.31%)
Erste Group Bank AG	4,812	202,129
Immoeast AG (a)	11,178	61,296
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,933	76,732
OMV AG	4,032	151,285
Raiffeisen International Bank Holding AG	1,512	71,885
Telekom Austria AG	8,659	121,046
Vienna Insurance Group	960	50,698
VoestAlpine AG	2,958	119,657

		854,728

Belgium (0.94%)
Anheuser-Busch InBev NV	19,088	961,510
Belgacom SA	3,943	154,017
Colruyt SA	400	98,462
Compagnie Nationale a Portefeuille	934	48,947
Delhaize Group	2,670	214,571
Dexia SA (a)	13,193	78,689
Fortis (a)	57,820	205,857
Groupe Bruxelles Lambert SA	2,042	180,430
KBC GROEP NV (a)	4,322	209,304
Mobistar SA	634	39,018
Solvay SA	1,512	155,431
UCB SA	2,743	117,128
Umicore	2,922	102,039

		2,565,403

Denmark (0.93%)
A P Moller-Maersk A/S Class A	15	109,238
A P Moller-Maersk A/S Class B	35	266,701
Carlsberg A/S Class B	2,852	239,366

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Coloplast A/S Class B	603	$66,407
Danske Bank A/S (a)	11,950	293,991
DSV A/S	4,999	89,336
H. Lundbeck A/S	1,310	24,694
Novo Nordisk A/S Class B	11,480	890,815
Novozymes A/S B Shares	1,132	125,281
Topdanmark A/S (a)	431	56,145
Trygvesta A/S	621	40,988
Vestas Wind Systems A/S (a)	5,351	290,762
William DeMant Holding (a)	658	46,558

		2,540,282

Finland (1.23%)
Elisa OYJ (a)	3,370	69,504
Fortum OYJ	11,877	290,515
Kesko OYJ	1,815	71,435
Kone Corp. OYJ Class B	4,112	169,949
Metso OYJ	3,328	107,475
Neste Oil OYJ	3,730	65,040
Nokia OYJ	98,750	1,537,834
Nokian Renkaat OYJ	3,017	78,361
Orion OYJ Class B	2,451	54,225
Outokumpu OYJ	3,375	74,075
Pohjola Bank PLC	3,269	36,735
Rautaruukki OYJ	2,314	50,006
Sampo OYJ A Shares	10,734	284,738
Sanoma OYJ	2,121	46,982
Stora Enso OYJ R Shares (a)	14,974	114,067
UPM-Kymmene OYJ	13,515	179,346
Wartsila OYJ Class B	2,134	108,086

		3,338,373

France (10.52%)
Accor SA	3,776	208,898
Aeroports de Paris (ADP)	816	67,186
Air France-KLM (a)	3,523	55,696
Air Liquide SA	6,607	793,143
Alcatel-Lucent (a)	60,369	190,879
Alstom SA	5,424	338,238
ArcelorMittal	22,556	989,817
Atos Origin SA (a)	1,347	67,643
AXA SA	44,662	993,516
bioMerieux	279	32,042
BNP Paribas	24,885	1,911,118
Bouygues SA	5,788	290,970
Bureau Veritas SA	1,330	70,597
Cap Gemini SA	3,892	191,713
Carrefour SA	16,774	808,473
Casino Guichard Perrachon SA	1,331	112,627
Christian Dior SA	1,673	178,466
CNP Assurances	992	93,682
Compagnie de Saint-Gobain	10,092	485,256
Compagnie Generale de Geophysique-Veritas (a)	3,660	103,836
Compagnie Generale des Etablissements Michelin Class B	3,859	284,375

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Credit Agricole SA	24,675	$431,922
DANONE SA	14,599	879,429
Dassault Systemes SA	1,552	91,804
Eiffage SA	1,005	51,982
Electricite de France	6,303	343,931
Eramet	143	49,222
Essilor International SA	5,274	336,720
Eurazeo	712	49,458
European Aeronautic Defence and Space Co. NV	10,984	220,975
Eutelsat Communications	2,783	98,933
Fonciere des Regions	587	64,655
France Telecom SA	49,092	1,174,613
GDF Suez	32,862	1,269,413
Gecina SA	482	53,344
Groupe Eurotunnel SA	11,969	121,972
Hermes International SCA	1,378	191,424
ICADE	551	61,330
Iliad SA	446	45,992
Imerys SA	788	48,575
Ipsen SA	550	26,858
JC Decaux SA (a)	1,816	50,748
Klepierre	2,296	90,180
Lafarge SA	5,308	373,518
Lagardere SCA	3,130	126,657
Legrand SA	2,615	82,612
L’Oreal SA	6,337	666,409
LVMH Moet Hennessy Louis Vuitton SA	6,429	751,456
M6 Metropole Television SA	1,858	48,057
Natixis (a)	22,600	121,946
Neopost SA	794	63,455
PagesJaunes Groupe	3,355	38,526
Pernod Ricard SA	5,229	444,023
Peugeot SA (a)	4,065	119,691
PPR SA	2,032	270,528
Publicis Groupe	3,275	140,133
Renault SA (a)	4,918	230,495
Safran SA	4,878	127,158
Sanofi-Aventis	27,700	2,064,824
Schneider Electric SA	6,128	718,757
SCOR SE	4,405	111,258
SES FDR	7,402	186,904
Societe BIC SA	720	55,129
Societe des Autoroutes Paris-Rhin-Rhone (a)	483	34,738
Societe Generale	16,553	1,041,069
Societe Television Francaise 1	3,413	63,315
Sodexo	2,522	150,731
STMicroelectronics NV	17,672	175,912
Suez Environnement Co.	7,304	168,102
Technip SA	2,773	225,470
Thales SA	2,430	97,543
Total SA	55,761	3,236,979
Unibail-Rodamco SE	2,368	479,751
Vallourec SA	1,473	297,034
Veolia Environnement	10,479	363,461

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vinci SA	11,587	$682,887
Vivendi	32,117	859,552
		28,639,731
Germany (7.41%)
Adidas AG	5,248	280,693
Allianz SE Reg.	11,938	1,496,797
BASF SE	24,185	1,499,999
Bayer AG	21,888	1,480,517
Bayerische Motoren Werke (BMW) AG	8,782	405,423
Beiersdorf AG	2,360	141,160
Celesio AG	2,376	75,960
Commerzbank AG (a)	18,113	155,128
Daimler AG Registered Shares	23,646	1,113,181
Deutsche Bank AG Reg.	15,574	1,199,628
Deutsche Boerse AG	5,138	380,848
Deutsche Lufthansa AG Reg.	6,177	102,452
Deutsche Post AG	22,546	391,153
Deutsche Postbank AG (a)	2,343	75,174
Deutsche Telekom AG	74,806	1,013,904
E.On AG	50,036	1,847,331
Fraport AG	1,039	54,709
Fresenius Medical Care AG & Co. KGaA	4,979	280,932
Fresenius SE	745	55,454
GEA Group AG	4,266	98,874
Hannover Rueckversicherung AG Reg. (a)	1,534	75,749
HeidelbergCement AG	3,786	211,190
Henkel AG & Co. KGaA	3,446	159,668
Hochtief AG	1,190	100,005
Infineon Technologies AG (a)	29,337	203,628
K+S Group AG	4,564	276,965
Linde AG	4,054	483,709
MAN AG	2,763	231,300
Merck KGaA	1,727	139,954
Metro AG	3,017	178,970
Muenchener Rueckversicherungs Gesellschaft AG Reg.	5,258	853,272
Puma AG Rudolf Dassler Sport	117	37,065
QIAGEN NV (a)	5,683	130,871
RWE AG	11,090	982,604
Salzgitter AG	1,012	93,944
SAP AG	22,619	1,095,536
Siemens AG	21,720	2,175,274
Solarworld AG	2,412	36,373
Suedzucker AG	1,409	31,096
ThyssenKrupp AG	8,747	300,729
TUI AG (a)	3,190	35,869
United Internet AG Reg. (a)	3,537	53,649
Volkswagen AG	760	73,394
Volkswagen AG Rights (a)	3,499	2,174
Wacker Chemie AG	429	63,969

		20,176,274

Greece (0.43%)
Alpha Bank AE (a)	12,196	115,472

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Bank of Cyprus Public Company Ltd.	14,036	$88,722
Coca-Cola Hellenic Bottling Co. SA	4,956	133,609
EFG Eurobank Ergasias (a)	7,690	70,628
Hellenic Petroleum SA	3,019	34,578
Hellenic Telecommunications
Organization SA	6,229	77,317
Marfin Investment Group SA (a)	16,955	38,930
National Bank of Greece SA (a)	16,000	321,995
OPAP SA	5,900	133,876
Piraeus Bank SA (a)	7,659	66,930
Public Power Corp. SA (a)	2,789	48,971
Titan Cement Co. SA	1,660	43,945

		1,174,973

Hong Kong (2.36%)
ASM Pacific Technology Ltd.	4,500	42,628
Bank of East Asia Ltd.	41,025	151,118
BOC Hong Kong Holdings Ltd.	94,000	224,217
Cathay Pacific Airways Ltd. (a)	29,000	61,106
Cheung Kong Holdings Ltd.	37,000	476,543
Cheung Kong Infrastructure Holdings Ltd.	12,000	46,444
Chinese Estates Holdings Ltd.	16,000	26,748
CLP Holdings Ltd.	54,783	391,597
Esprit Holdings Ltd.	30,228	238,460
Foxconn International Holdings Ltd. (a)	53,000	55,907
Hang Lung Group Ltd.	19,000	100,821
Hang Lung Properties Ltd.	55,000	221,721
Hang Seng Bank Ltd.	19,874	276,957
Henderson Land Development Co. Ltd.	27,926	196,742
Hong Kong & China Gas Co. Ltd.	103,605	258,337
Hong Kong Aircraft Engineering Co. Ltd.	2,000	25,257
Hong Kong Exchanges & Clearing Ltd.	26,500	442,335
Hongkong Electric Holdings Ltd.	36,500	216,483
Hopewell Holdings Ltd.	16,000	47,397
Hutchison Whampoa Ltd.	57,210	418,524
Hysan Development Co. Ltd.	17,000	49,155
Kerry Properties Ltd.	18,000	96,558
Li & Fung Ltd.	59,000	290,279
Lifestyle International Holdings Ltd.	19,000	34,309
Link REIT, The	60,000	147,909
Mongolia Energy Corp. Ltd. (a)	75,000	34,678
MTR Corp.	40,000	151,463
New World Development Co. Ltd.	67,800	132,731
NWS Holdings Ltd.	23,000	45,916
Orient Overseas International Ltd.	6,600	48,920
PCCW Ltd.	81,000	24,099
Sands China Ltd. (a)	53,600	85,050
Shangri-La Asia Ltd.	32,271	63,343
Sino Land Co. Ltd.	42,000	82,331
Sun Hung Kai Properties Ltd.	37,000	556,602
Swire Pacific Ltd. Class A	21,000	252,619
Television Broadcasts Ltd.	8,000	38,742

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Wharf Holdings Ltd.	37,503	$211,322
Wheelock and Co. Ltd.	26,000	76,685
Wing Hang Bank Ltd.	4,500	41,150
Yue Yuen Industrial Holdings Ltd.	15,500	53,901

		6,437,104

Ireland (0.28%)
Anglo Irish Bank Corporation Ltd. (a) (b)	20,760	0
CRH PLC	18,198	454,468
Elan Corp. PLC (a)	13,286	100,132
Kerry Group PLC Class A	3,471	107,826
Ryanair Holdings PLC (a)	18,704	92,966

		755,392

Italy (3.22%)
A2A SpA	31,700	59,471
Assicurazioni Generali SpA	31,171	748,137
Atlantia SpA	6,904	161,134
Autogrill SpA (a)	3,167	38,540
Banca Carige SpA	15,801	43,163
Banca Monte Dei Paschi di Siena SpA	54,945	81,336
Banca Popolare di Milano Scarl	10,139	62,959
Banco Popolare Societa Cooperativa (a)	17,249	119,981
Enel SpA	173,486	970,080
Eni SpA	68,966	1,617,997
EXOR SpA	1,697	29,476
Fiat SpA (a)	20,177	262,711
Finmeccanica SpA	10,285	137,247
Fondiaria Sai SpA	1,502	22,599
Intesa Sanpaolo (a)	203,344	757,338
Intesa Sanpaolo RSP	23,945	71,718
Italcementi SpA	2,020	23,354
Luxottica Group SpA	3,314	88,626
Mediaset SpA	19,593	168,307
Mediobanca SpA (a)	12,206	131,146
Mediolanum SpA	5,139	30,072
Parmalat SpA	44,332	121,401
Pirelli & Co. SpA (a)	48,856	30,024
Prysmian SpA	2,396	47,086
Saipem SpA	7,262	281,011
Snam Rete Gas SpA	36,930	187,173
Telecom Italia RNC SpA	157,866	178,040
Telecom Italia SpA	265,180	381,804
Tenaris SA	12,328	266,080
Terna - Rete Elettrica Nationale SpA	34,180	147,844
UBI Banca - Unione di Banche Italiane ScpA	14,783	199,467
UniCredit SpA (a)	432,624	1,278,208
Unipol Gruppo Finanziario SpA (a)	14,383	16,240

		8,759,770

Japan (22.00%)
77 Bank Ltd., The	10,000	57,121
ABC-Mart Inc.	600	19,189

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Acom Co. Ltd.	940	$15,383
Advantest Corp.	3,980	99,532
Aeon Co. Ltd.	16,500	187,255
Aeon Credit Service Co. Ltd.	2,100	24,933
Aeon Mall Co. Ltd.	1,900	40,057
Aioi Insurance Co. Ltd. (b)	13,000	65,633
Air Water Inc.	4,000	45,780
Aisin Seiki Co. Ltd.	4,700	140,764
Ajinomoto Co. Inc.	18,000	178,286
Alfresa Holdings Corp.	800	34,485
All Nippon Airways Co. Ltd. (a)	22,000	62,830
Amada Co. Ltd.	8,000	67,087
Aozora Bank Ltd.	21,000	29,650
Asahi Breweries Ltd.	10,500	196,882
Asahi Glass Co. Ltd.	27,000	304,107
Asahi Kasei Corp.	33,000	177,548
ASICS Corp.	5,000	48,882
Astellas Pharma Inc.	12,051	436,332
Bank of Kyoto Ltd., The	8,000	73,676
Bank of Yokohama Ltd., The	34,000	166,563
Benesse Holdings Inc.	1,900	82,308
Bridgestone Corp.	16,400	279,970
Brother Industries Ltd.	6,200	74,938
Canon Inc.	28,100	1,301,455
Canon Marketing Japan Inc.	2,000	27,233
Casio Computer Co. Ltd.	7,000	53,835
Central Japan Railway Co.	38	289,400
Chiba Bank Ltd., The	21,000	125,564
Chiyoda Corp.	4,000	39,705
Chubu Electric Power Co. Inc.	17,200	429,954
Chugai Pharmaceutical Co. Ltd.	5,300	99,662
Chugoku Bank Ltd., The	4,000	53,995
Chugoku Electric Power Company Inc., The	7,300	145,079
Chuo Mitsui Trust Holdings Inc.	25,000	93,860
Citizen Holdings Co. Ltd.	5,900	40,326
Coca-Cola West Co. Ltd.	1,700	27,803
Cosmo Oil Co. Ltd.	15,000	36,261
Credit Saison Co. Ltd.	3,800	58,937
Dai Nippon Printing Co. Ltd.	15,000	202,641
Daicel Chemical Industries Ltd.	8,000	55,022
Daido Steel Co. Ltd. (a)	7,000	29,426
Daihatsu Motor Co. Ltd.	5,000	47,759
Daiichi Sankyo Co. Ltd.	17,713	331,752
Daikin Industries Ltd.	6,000	245,481
Dainippon Sumitomo Pharma Co. Ltd.	5,000	45,834
Daito Trust Construction Co. Ltd.	2,000	96,481
Daiwa House Industry Co. Ltd.	14,000	157,985
Daiwa Securities Group Inc.	44,000	231,554
DeNA Co. Ltd.	6	44,411
Denki Kagaku Kogyo KK	14,000	60,199
Denso Corp.	13,000	387,261
Dentsu Inc.	4,000	105,124
Dowa Holdings Co. Ltd.	7,300	43,961
East Japan Railway Co.	9,000	625,735
Eisai Co. Ltd.	6,700	239,004

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Electric Power Development Co. Ltd.	3,380	$111,353
Elpida Memory Inc. (a)	4,700	92,552
FamilyMart Co. Ltd.	1,500	47,732
Fanuc Ltd.	5,000	530,538
Fast Retailing Co. Ltd.	1,300	225,960
Fuji Electric Holdings Co. Ltd. (a)	15,000	40,913
Fuji Heavy Industries Ltd. (a)	16,000	82,832
Fuji Media Holdings Inc.	9	13,333
FUJIFILM Holdings Corp.	12,100	416,750
Fujitsu Ltd.	49,000	320,762
Fukuoka Financial Group Inc.	21,000	89,177
Furukawa Electric Co. Ltd.	15,000	77,976
GS Yuasa Corp.	10,000	67,494
Gunma Bank Ltd.	11,000	60,830
Hachijuni Bank Ltd., The	11,000	62,595
Hakuhodo DY Holdings Inc.	590	31,049
Hankyu Hanshin Holdings Inc.	31,000	143,577
Hino Motors Ltd. (a)	8,000	33,800
Hirose Electric Co. Ltd.	800	92,245
Hiroshima Bank Ltd., The	14,000	59,151
Hisamitsu Pharmaceutical Co. Inc.	1,700	63,189
Hitachi Chemical Co. Ltd.	3,100	66,980
Hitachi Construction Machinery Co. Ltd.	3,000	70,885
Hitachi High-Technologies Corp.	2,000	45,887
Hitachi Ltd. (a)	118,000	440,496
Hitachi Metals Ltd.	4,000	42,058
Hokkaido Electric Power Co. Inc.	4,800	92,108
Hokuhoku Financial Group Inc.	32,000	70,168
Hokuriku Electric Power Co.	5,000	109,958
Honda Motor Co. Ltd.	43,500	1,535,458
Hoya Corp.	10,800	296,772
Ibiden Co. Ltd.	3,200	110,215
Idemitsu Kosan Co. Ltd.	600	45,440
IHI Corp.	39,000	71,334
INPEX Corp.	21	154,091
Isetan Mitsukoshi Holdings Ltd.	9,080	97,608
Isuzu Motors Ltd. (a)	30,000	81,185
Ito En Ltd.	1,600	24,764
Itochu Corp.	40,000	350,412
Itochu Techno-Solutions Corp.	800	26,270
Iyo Bank Ltd., The	7,000	66,563
J. Front Retailing Co. Ltd.	11,400	67,066
JAFCO Co. Ltd. (a)	1,000	26,259
Japan Petroleum Exploration Co.	900	45,631
Japan Prime Realty Investment Corp.	16	35,614
Japan Real Estate Investment Corp.	13	110,825
Japan Retail Fund Investment Corp.	40	47,064
Japan Steel Works Ltd., The	9,000	103,102
Japan Tobacco Inc.	118	439,234
JFE Holdings Inc.	13,000	523,532
JGC Corp.	5,000	89,207
Joyo Bank Ltd., The	19,000	84,747
JS Group Corp.	6,200	126,202
JSR Corp.	5,000	104,450
JTEKT Corp.	5,100	60,225

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Jupiter Telecommunications Co. Ltd.	64	$73,933
Kajima Corp.	25,000	61,236
Kamigumi Co. Ltd.	7,000	56,305
Kaneka Corp.	8,000	51,856
Kansai Electric Power Company Inc., The	20,000	458,230
Kansai Paint Co. Ltd.	4,000	32,602
Kao Corp.	14,000	354,904
Kawasaki Heavy Industries Ltd.	40,000	110,386
Kawasaki Kisen Kaisha Ltd. (a)	16,000	63,836
KDDI Corp.	76	393,454
Keihin Electric Express Railway Co. Ltd.	12,000	98,577
Keio Corp.	15,000	101,241
Keisei Electric Railway Co. Ltd.	8,000	48,690
Keyence Corp.	1,064	254,249
Kikkoman Corp.	4,000	46,807
Kinden Corp.	4,000	35,041
Kintetsu Corp.	45,000	140,068
Kirin Holdings Co. Ltd.	22,000	324,505
Kobe Steel Ltd.	66,000	141,898
Koito Manufacturing Company Ltd.	3,000	44,540
Komatsu Ltd.	25,200	528,313
Konami Corp.	2,600	50,142
Konica Minolta Holdings Inc.	12,500	145,871
Kubota Corp.	28,000	255,172
Kuraray Co. Ltd.	9,000	121,104
Kurita Water Industries Ltd.	3,000	84,875
Kyocera Corp.	4,200	409,263
Kyowa Hakko Kirin Co. Ltd.	6,000	61,932
Kyushu Electric Power Co. Inc.	10,100	219,847
Lawson Inc.	1,600	68,285
Mabuchi Motor Co. Ltd.	800	46,037
Makita Corp.	2,700	88,951
Marubeni Corp.	42,000	261,012
Marui Group Co. Ltd.	6,400	46,414
Maruichi Steel Tube Ltd.	1,100	22,308
Matsui Securities Co. Ltd.	2,700	19,292
Mazda Motor Corp.	40,000	112,525
McDonald’s Holdings Company Ltd. (Japan)	1,000	20,302
MEDIPAL HOLDINGS CORP.	4,200	49,732
MEIJI Holdings Company Ltd.	1,719	66,745
Minebea Co. Ltd.	10,000	60,862
Mitsubishi Chemical Holdings Corp.	31,000	158,498
Mitsubishi Corp.	33,400	875,281
Mitsubishi Electric Corp.	51,000	468,596
Mitsubishi Estate Co. Ltd.	31,000	507,327
Mitsubishi Gas Chemical Co. Inc.	11,000	66,242
Mitsubishi Heavy Industries Ltd.	79,000	327,019
Mitsubishi Logistics Corp.	3,000	37,287
Mitsubishi Materials Corp. (a)	28,000	80,565
Mitsubishi Motors Corp. (a)	99,000	134,485
Mitsubishi Tanabe Pharma Corp.	6,000	84,715
Mitsubishi UFJ Financial Group Inc.	331,260	1,736,201

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	$51,642
Mitsui & Co. Ltd.	45,400	762,899
Mitsui Chemicals Inc.	19,000	57,514
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	52,337
Mitsui Fudosan Co. Ltd.	22,000	373,452
Mitsui Mining & Smelting Co. Ltd.	17,000	50,915
Mitsui OSK Lines Ltd.	30,000	215,317
Mitsui Sumitomo Insurance Group Holdings Inc.	11,400	316,430
Mitsumi Electric Co. Ltd.	2,300	50,335
Mizuho Financial Group Inc.	361,000	714,354
Mizuho Securities Co. Ltd. (a)	16,000	50,658
Mizuho Trust & Banking Co. Ltd. (a)	40,000	40,218
Murata Manufacturing Co. Ltd.	5,600	318,066
Namco Bandai Holdings Inc.	4,900	47,747
NEC Corp.	67,000	201,380
NGK Insulators Ltd.	7,000	142,785
NGK Spark Plug Co. Ltd.	4,000	54,337
NHK Spring Co. Ltd.	4,000	36,710
Nidec Corp.	2,900	310,814
Nikon Corp.	8,500	185,565
Nintendo Co. Ltd.	2,600	870,467
Nippon Building Fund Inc.	14	120,548
Nippon Electric Glass Co. Ltd.	9,000	126,784
Nippon Express Co. Ltd.	22,000	94,598
Nippon Meat Packers Inc.	5,000	63,269
Nippon Mining Holdings Inc. (b)	22,500	103,367
Nippon Oil Corp. (b)	32,000	158,477
Nippon Paper Group Inc.	2,500	64,312
Nippon Sheet Glass Co. Ltd.	17,000	50,187
Nippon Steel Corp.	136,000	533,875
Nippon Telegraph & Telephone Corp.	13,700	577,367
Nippon Yusen Kabushiki Kaish	38,000	149,984
NIPPONKOA Insurance Co. Ltd. (b)	18,000	111,477
Nishi-Nippon City Bank Ltd., The	19,000	56,092
Nissan Chemical Industries Ltd.	4,000	55,963
Nissan Motor Co. Ltd. (a)	64,900	556,048
Nissay Dowa General Insurance Company Ltd. (b)	3,000	15,242
Nissha Printing Company Ltd.	700	27,329
Nisshin Seifun Group Inc.	4,500	58,097
Nisshin Steel Co. Ltd.	18,000	37,544
Nisshinbo Holdings Inc.	4,000	41,416
Nissin Foods Holdings Co. Ltd.	1,600	53,824
Nitori Co. Ltd.	850	64,552
Nitto Denko Corp.	4,200	163,076
NOK Corp.	3,100	46,654
Nomura Holdings Inc.	96,100	708,235
Nomura Real Estate Holdings Inc.	2,700	41,645
Nomura Real Estate Office Fund Inc.	7	39,309
Nomura Research Institute Ltd.	3,000	68,350
NSK Ltd.	13,000	102,621
NTN Corp.	12,000	54,166
NTT Data Corp.	35	116,617
NTT DoCoMo Inc.	407	619,925

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NTT Urban Development Corp.	35	$29,575
Obayashi Corp.	18,000	79,902
OBIC Co. Ltd.	170	30,876
Odakyu Electric Railway Co. Ltd.	15,000	124,826
Oji Paper Co. Ltd.	24,000	105,252
Olympus Corp.	5,600	179,698
Omron Corp.	5,500	127,661
Ono Pharmaceutical Co. Ltd.	2,200	97,893
Oracle Corp. Japan	900	41,732
Oriental Land Co. Ltd.	1,400	97,636
Orix Corp. (a)	2,820	250,057
Osaka Gas Co. Ltd.	51,000	182,747
OTSUKA Corp.	400	25,414
Panasonic Corp.	52,000	795,379
Panasonic Electric Works Co. Ltd.	9,114	115,034
Rakuten Inc.	189	136,661
Resona Holdings Inc.	12,400	156,774
Ricoh Co. Ltd.	17,000	265,483
RINNAI Corp.	800	42,015
Rohm Co. Ltd.	2,600	194,117
Sankyo Co. Ltd.	1,400	69,259
Santen Pharmaceutical Co. Ltd.	2,100	63,029
Sanyo Electric Co. Ltd. (a)	50,000	80,222
Sapporo Hokuyo Holdings Inc.	8,000	36,539
Sapporo Holdings Ltd.	7,000	36,539
SBI Holdings Inc. (a)	467	92,161
Secom Co. Ltd.	5,500	240,614
Sega Sammy Holdings Inc.	4,568	55,310
Seiko Epson Corp.	3,700	57,465
Sekisui Chemical Co. Ltd.	12,000	81,378
Sekisui House Ltd.	15,000	149,856
Senshu Ikeda Holdings Inc.	11,100	20,184
Seven & I Holdings Co. Ltd.	20,340	491,476
Seven Bank Ltd.	10	20,109
Sharp Corp.	27,000	337,608
Shikoku Electric Power Co. Inc.	4,500	127,506
Shimadzu Corp.	6,000	48,069
Shimamura Co. Ltd.	600	53,139
Shimano Inc.	1,900	84,036
Shimizu Corp.	17,000	70,917
Shin-Etsu Chemical Co. Ltd.	10,800	627,276
Shinko Electric Industries Co. Ltd.	1,900	29,387
Shinsei Bank Ltd.	27,000	32,635
Shionogi & Co. Ltd.	8,000	152,145
Shiseido Co. Ltd.	9,000	195,422
Shizuoka Bank Ltd., The	16,000	139,480
Showa Denko K.K.	36,000	81,249
Showa Shell Sekiyu K.K.	5,200	35,152
SMC Corp.	1,400	190,031
Softbank Corp.	19,900	490,210
Sojitz Corp.	33,000	63,889
Sompo Japan Insurance Inc. (b)	24,000	163,269
Sony Corp.	26,500	1,014,761
Sony Financial Holdings Inc.	25	82,094
Square Enix Holdings Co. Ltd.	1,400	30,609
Stanley Electric Co. Ltd.	3,500	67,874

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
SUMCO Corp. (a)	3,300	$70,172
Sumitomo Chemical Co. Ltd.	41,000	200,417
Sumitomo Corp.	30,000	344,957
Sumitomo Electric Industries Ltd.	20,200	247,612
Sumitomo Heavy Industries Ltd.	16,000	96,353
Sumitomo Metal Industries Ltd.	88,000	266,381
Sumitomo Metal Mining Co. Ltd.	14,000	208,300
Sumitomo Mitsui Financial Group Inc.	34,100	1,127,062
Sumitomo Realty & Development Co. Ltd.	10,000	190,288
Sumitomo Rubber Industries Ltd.	4,900	43,188
Sumitomo Trust & Banking Co. Ltd.	38,000	222,740
Suruga Bank Ltd.	6,000	53,653
Suzuken Co. Ltd.	1,940	68,374
Suzuki Motor Corp.	9,500	209,632
Sysmex Corp.	900	52,754
T&D Holdings Inc.	7,450	176,349
Taiheiyo Cement Corp. (a)	26,000	37,266
Taisei Corp.	28,000	61,696
Taisho Pharmaceutical Co. Ltd.	3,000	54,551
Taiyo Nippon Sanso Corp.	8,000	78,212
Takashimaya Co. Ltd.	8,000	65,718
Takeda Pharmaceutical Co. Ltd.	19,800	871,505
TDK Corp.	3,200	212,900
Teijin Ltd.	26,000	87,325
Terumo Corp.	4,300	229,051
THK Co. Ltd.	3,500	76,372
Tobu Railway Co. Ltd.	21,000	116,579
Toho Co. Ltd.	3,300	53,159
Toho Gas Co. Ltd.	11,000	60,006
Tohoku Electric Power Co. Inc.	11,200	236,723
Tokio Marine Holdings Inc.	18,900	532,289
Tokuyama Corp.	6,000	33,244
Tokyo Electric Power Company Inc., The	32,100	855,634
Tokyo Electron Ltd.	4,600	305,059
Tokyo Gas Co. Ltd.	58,000	255,600
Tokyo Steel Manufacturing Co. Ltd.	3,000	37,576
Tokyo Tatemono Co. Ltd.	8,000	28,752
Tokyu Corp.	31,000	129,650
Tokyu Land Corp.	12,000	45,823
TonenGeneral Sekiyu KK	7,000	59,076
Toppan Printing Co. Ltd.	14,000	126,388
Toray Industries Inc.	35,000	204,407
Toshiba Corp. (a)	107,000	552,797
Tosoh Corp.	14,000	35,640
Toto Ltd.	7,000	47,695
Toyo Seikan Kaisha Ltd.	3,800	67,310
Toyo Suisan Kaisha Ltd.	2,000	51,727
Toyoda Gosei Co. Ltd.	1,600	44,856
Toyota Boshoku Corp.	1,900	36,500
Toyota Industries Corp.	5,000	142,796
Toyota Motor Corp.	77,100	3,088,453
Toyota Tsusho Corp.	6,000	94,085
Trend Micro Inc.	2,700	94,149
Tsumura & Co.	1,500	43,561
UBE Industries Ltd.	28,000	71,879

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Unicharm Corp.	1,200	$115,905
UNY Co. Ltd.	5,000	41,341
Ushio Inc.	3,000	50,893
USS Co. Ltd.	710	48,224
West Japan Railway Co.	45	154,990
Yahoo! Japan Corp.	400	145,684
Yakult Honsha Co. Ltd.	2,700	72,836
Yamada Denki Co. Ltd.	2,390	176,393
Yamaguchi Financial Group Inc.	6,000	65,654
Yamaha Corp.	4,200	54,224
Yamaha Motor Co. Ltd. (a)	5,100	76,426
Yamato Holdings Co. Ltd.	9,700	136,333
Yamato Kogyo Co. Ltd.	1,200	39,855
Yamazaki Baking Co. Ltd.	3,000	37,127
Yaskawa Electric Corp.	6,000	54,872
Yokogawa Electric Corp. (a)	6,000	52,241

		59,916,828

Netherlands (2.61%)
Aegon NV (a)	42,020	287,745
Akzo Nobel NV	5,988	341,260
ASML Holding NV - NY Reg.	11,531	412,097
Corio NV	1,331	88,870
Fugro NV	1,585	103,592
Heineken Holding NV	3,048	135,586
Heineken NV	6,563	337,287
ING Groep NV (a)	95,964	958,105
Koninklijke Ahold NV	31,608	421,364
Koninklijke Boskalis Westminster NV CVA	1,547	59,288
Koninklijke DSM NV	4,144	184,788
Koninklijke KPN NV	44,075	698,286
Koninklijke Philips Electronics NV	25,485	817,162
Koninklijke Vopak NV (a)	837	65,919
Randstad Holding NV (a)	2,743	130,355
Reed Elsevier NV	18,825	228,783
SBM Offshore NV	4,013	80,300
TNT NV	9,708	278,370
Unilever NV CVA	43,030	1,301,564
Wolters Kluwer - CVA	7,669	166,300

		7,097,021

New Zealand (0.10%)
Auckland International Airport Ltd.	27,245	37,546
Contact Energy Ltd. (a)	8,946	40,671
Fletcher Building Ltd.	13,804	81,877
Sky City Entertainment Group Ltd.	12,916	29,543
Telecom Corp. of New Zealand Ltd.	49,904	76,925

		266,562

Norway (0.73%)
DnB NOR ASA (a)	23,648	270,174
Norsk Hydro ASA (a)	17,788	135,583
Orkla ASA	20,885	184,666
Renewable Energy Corp. AS (a)	8,872	41,500
SeaDrill Ltd.	7,117	165,854

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Statoil ASA	29,770	$689,250
Telenor ASA (a)	21,640	293,476
Yara International ASA	5,016	217,749

		1,998,252

Portugal (0.28%)
Banco Comercial Portugues SA - R	63,318	70,469
Banco Espirito Santo SA Reg. (a)	14,273	77,111
Brisa Auto-Estradas de Portugal SA	5,744	48,721
CIMPOR-Cimentos de Portugal SGPS SA	5,105	38,578
EDP Renovaveis SA (a)	5,727	44,748
Energias de Portugal SA	44,691	177,645
Galp Energia SGPS SA B Shares	4,273	74,219
Jeronimo Martins SGPS SA	6,111	61,904
Portugal Telecom SGPS SA	15,556	173,927

		767,322

Singapore (1.45%)
Ascendas Real Estate Investment Trust	38,000	52,153
Capitaland Ltd.	69,692	197,775
Capitamall Trust	57,000	72,118
CapitaMalls Asia Ltd. (a)	37,000	59,773
City Developments Ltd.	13,031	98,737
Comfortdelgro Corp. Ltd.	54,000	60,217
Cosco Corp. Singapore Ltd.	22,000	19,501
DBS Group Holdings Ltd.	44,667	456,584
Fraser and Neave Ltd.	23,500	80,632
Genting Singapore PLC (a)	122,400	77,432
Golden Agri-Resources Ltd. (a)	166,702	69,114
Jardine Cycle & Carriage Ltd.	3,015	63,319
Keppel Corp. Ltd.	33,002	215,146
Neptune Orient Lines Ltd.	22,750	32,687
Noble Group Ltd.	49,600	108,493
Olam International Ltd.	30,900	57,208
Oversea-Chinese Banking Corporation Ltd.	70,000	435,827
Sembcorp Industries Ltd.	25,200	74,396
Sembcorp Marine Ltd.	21,200	63,496
Singapore Airlines Ltd.	12,000	130,384
Singapore Exchange Ltd.	23,000	125,773
Singapore Press Holdings Ltd.	40,200	109,771
Singapore Technologies
Engineering Ltd.	34,381	78,398
Singapore Telecommunications Ltd.	214,150	485,261
StarHub Ltd.	12,000	19,643
United Overseas Bank Ltd.	32,616	448,107
UOL Group Ltd.	16,461	45,890
Wilmar International Ltd.	35,000	167,626
Yangzijiang Shipbuilding Holdings Ltd.	44,000	36,485

		3,941,946

Spain (3.84%)
Abertis Infraestructuras SA	7,770	149,547
Acciona SA	637	70,645
Acerinox SA	3,066	60,356

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
ACS Actividades de Construccion y
Servicios SA	3,845	$177,402
Banco Bilbao Vizcaya Argentaria SA	94,009	1,286,240
Banco de Sabadell SA	23,816	131,499
Banco de Valencia SA	5,633	35,911
Banco Popular Espanol SA	23,430	172,469
Banco Santander SA (London)	4,542	60,102
Banco Santander SA (Madrid)	211,362	2,809,086
Bankinter SA	7,641	63,573
Criteria Caixacorp SA	23,532	116,614
Enagas	4,823	105,693
Ferrovial SA	11,373	110,599
Fomento de Construcciones y Contratas SA	878	32,144
Gamesa Corp Tecnologica SA	4,872	66,791
Gas Natural SDG SA	5,580	103,026
Gestevision Telecinco SA	2,804	44,008
Grifols SA	3,546	52,971
Iberdrola Renovables SA	21,393	88,850
Iberdrola SA	97,108	823,023
Iberia Lineas Aereas de Espana SA (a)	12,205	42,662
Indra Sistemas SA	2,184	44,778
Industria de Diseno Textil SA	5,759	379,625
Mapfre SA	18,514	67,916
Red Electrica Corporacion SA	3,016	161,863
Repsol YPF SA	19,297	456,893
Sacyr Vallehermoso SA (a)	2,515	22,188
Telefonica SA	111,579	2,643,352
Zardoya Otis SA	3,782	65,538

		10,445,364

Sweden (2.74%)
Alfa Laval AB	8,487	124,944
ASSA ABLOY AB Class B	8,450	165,358
Atlas Copco AB Class A	17,567	272,485
Atlas Copco AB Class B	10,840	151,928
Electrolux AB Series B	6,176	141,130
Getinge AB B Shares	5,431	130,198
Hennes & Mauritz AB (H&M) B Shares	13,473	875,299
Holmen AB Class B	1,472	39,651
Husqvarna AB B Shares (a)	11,629	84,553
Investor AB B Shares	11,720	224,804
Kinnevik Investment AB B Shares	5,005	92,190
Lundin Petroleum AB (a)	5,071	42,945
Millicom International Cellular SA SDR	1,961	175,443
Nordea Bank AB	85,021	838,953
Ratos AB B Shares	2,229	73,934
Sandvik AB	26,616	332,672
Scania AB Class B	8,452	133,676
Securitas AB Class B	8,524	90,899
Skandinaviska Enskilda Banken AB Class A (a)	39,966	255,329
Skanska AB Class B	10,525	191,242
SKF AB B Shares	10,422	185,184
SSAB Svenskt Stal AB Series A	5,196	93,405

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
SSAB Svenskt Stal AB Series B	2,163	$35,108
Svenska Cellulosa AB B Shares	15,114	213,086
Svenska Handelsbanken AB A Shares	13,186	386,416
Swedbank AB - A Shares (a)	16,381	168,107
Swedish Match AB	6,327	151,240
Tele2 AB Class B	8,000	133,507
Telefonaktiebolaget LM Ericsson B Shares	79,460	837,452
TeliaSonera AB	59,365	421,358
Volvo AB A Shares	10,873	107,667
Volvo AB B Shares	29,422	296,029

		7,466,192

Switzerland (7.82%)
ABB Ltd. Reg. (a)	58,035	1,267,589
Actelion Ltd. Reg. (a)	2,690	122,382
Adecco SA Reg.	3,203	181,809
Aryzta AG	2,151	94,249
Baloise Holding AG Reg.	1,240	109,958
BKW FMB Energie AG	296	21,995
Compagnie Financiere Richemont SA Class A	13,734	531,828
Credit Suisse Group AG Reg.	29,587	1,525,089
GAM Holding Ltd.	5,484	67,354
Geberit AG Reg.	1,064	190,418
Givaudan SA Reg.	200	175,455
Holcim Ltd. Reg. (a)	6,398	476,937
Julius Baer Group Ltd.	5,484	198,941
Kuehne & Nagel International AG Reg.	1,424	144,102
Lindt & Spruengli AG	22	52,058
Lindt & Spruengli AG Reg.	3	81,231
Logitech International SA (a)	4,888	80,431
Lonza Group AG Reg.	1,147	93,553
Nestle SA	91,255	4,673,530
Nobel Biocare Holding AG Reg.	3,330	89,061
Novartis AG	55,623	3,004,296
Pargesa Holding SA	741	62,898
Roche Holding AG	18,499	3,000,122
Schindler Holding AG	1,267	111,511
Schindler Holding AG Reg.	459	39,875
SGS SA Reg	141	194,437
Sonova Holding AG Reg.	1,228	152,568
Straumann Holding AG	224	55,766
Swatch Group AG Reg., The	1,199	71,299
Swatch Group AG, The	800	255,083
Swiss Life Holding AG Reg. (a)	777	102,062
Swiss Reinsurance Company Ltd. Reg. (a)	9,045	445,216
Swisscom AG	593	216,414
Syngenta AG Reg.	2,489	691,180
Synthes Inc.	1,592	198,698
UBS AG Reg. (a)	93,528	1,520,362
Zurich Financial Services AG Reg.	3,889	996,962

		21,296,719

	Shares	Value
Common Stocks (Cont.)
United Kingdom (20.82%)
3i Group PLC	25,611	$113,174
Admiral Group PLC	4,779	95,728
AMEC PLC	9,166	111,136
Anglo American PLC (a)	34,811	1,518,209
Antofagasta PLC	10,353	163,391
Associated British Foods PLC	9,194	136,519
AstraZeneca PLC	38,114	1,699,858
Autonomy Corp. PLC (a)	5,885	162,803
Aviva PLC	71,860	420,160
BAE Systems PLC	92,393	520,586
Balfour Beatty PLC	17,065	75,668
Barclays PLC	299,720	1,638,734
BG Group PLC	88,577	1,533,009
BHP Billiton PLC	58,076	1,991,744
BP PLC	494,216	4,675,327
British Airways PLC (a)	13,416	49,472
British American Tobacco PLC	52,652	1,814,914
British Land Co. PLC	22,868	166,952
British Sky Broadcasting Group PLC	30,333	277,102
BT Group PLC	206,727	388,684
Bunzl PLC	8,646	94,597
Burberry Group PLC	11,442	124,060
Cable & Wireless Worldwide PLC (a)	69,125	96,505
Cairn Energy PLC (a)	36,430	230,528
Capita Group PLC	16,488	189,280
Carnival PLC	4,284	175,851
Centrica PLC	134,722	600,851
Cobham PLC	31,040	121,055
Compass Group PLC	49,520	395,271
Diageo PLC	65,758	1,103,652
Drax Group PLC	9,417	53,389
Eurasian Natural Resources Corp.	6,649	120,271
Experian PLC	27,345	269,102
FirstGroup PLC	12,742	69,416
Fresnillo PLC	4,799	61,756
G4S PLC	32,318	128,246
GlaxoSmithKline PLC	136,537	2,622,050
Hammerson PLC	18,328	109,415
Home Retail Group PLC	22,941	94,343
HSBC Holdings PLC	457,766	4,640,325
ICAP PLC	13,524	76,714
Imperial Tobacco Group PLC	26,639	812,536
Inmarsat PLC	11,705	134,283
InterContinental Hotels Group PLC	6,335	99,210
International Power PLC	40,310	195,072
Invensys PLC	20,825	107,668
Investec PLC	11,241	91,944
J Sainsbury PLC	31,419	156,194
Johnson Matthey PLC	5,688	150,707
Kazakhmys PLC (a)	5,697	132,012
Kingfisher PLC	60,914	198,185
Land Securities Group PLC	19,765	203,355
Legal & General Group PLC	155,708	208,050
Liberty International PLC	13,208	100,917
Lloyds Banking Group PLC (a)	1,004,138	956,476

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
London Stock Exchange Group PLC	3,704	$39,936
Lonmin PLC (a)	3,966	122,655
Man Group PLC	44,885	164,493
Marks & Spencer Group PLC	41,706	234,232
National Grid PLC	64,283	625,779
Next PLC	5,130	168,462
Old Mutual PLC (a)	139,731	259,751
Pearson PLC	21,528	338,448
Petrofac Ltd.	5,471	99,793
Prudential PLC	66,935	556,117
Randgold Resources Ltd.	2,401	182,722
Reckitt Benckiser Group PLC	16,078	882,488
Reed Elsevier PLC	31,756	253,237
Resolution Ltd. (a)	62,110	77,239
Rexam PLC	23,723	105,443
Rio Tinto PLC	36,060	2,136,856
Rolls-Royce Group PLC (a)	48,596	439,148
Royal Bank of Scotland Group PLC (a)	436,069	291,163
Royal Dutch Shell PLC Class A	93,231	2,702,229
Royal Dutch Shell PLC Class B	71,196	1,961,464
RSA Insurance Group PLC	89,228	172,639
SABMiller PLC	24,829	727,939
Sage Group PLC, The	35,079	127,279
Schroders PLC	3,398	72,551
Scottish & Southern Energy PLC	24,093	402,538
SEGRO PLC	19,511	94,627
Serco Group PLC	12,777	116,528
Severn Trent PLC	6,455	117,056
Shire Ltd.	15,069	332,489
Smith & Nephew PLC	23,422	233,339
Smiths Group PLC	10,563	182,093
Standard Chartered PLC	53,377	1,455,967
Standard Life PLC	57,413	174,510
Tesco PLC	208,942	1,380,678
Thomas Cook Group PLC	23,012	94,216
Tomkins PLC	24,516	87,799
Tui Travel PLC	14,474	66,222
Tullow Oil PLC	23,373	443,356
Unilever PLC	33,755	991,169
United Utilities Group PLC	18,193	154,328
Vedanta Resources PLC	3,427	144,365
Vodafone Group PLC	1,384,281	3,192,981
Whitbread PLC	4,390	98,195
William Morrison Supermarkets PLC	55,871	248,842
Wolseley PLC (a)	7,428	179,450
WPP PLC	32,835	340,319
Xstrata PLC (a)	50,176	950,633

		56,700,219

Total Common Stocks
(cost $259,933,655)		268,491,456

Preferred Stocks (0.38%)
Germany (0.38%)
Bayerische Moteren Werke (BMW) AG PFD	1,396	49,410
Fresenius SE PFD	2,150	162,328

	Shares	Value
Preferred Stocks (Cont.)
Germany (Cont.)
Henkel AG & Co. KGaA PFD	4,607	$248,026
Porsche Automobil Holding SE PFD	2,245	137,010
RWE AG-Non Voting PFD	986	81,090
Volkswagen AG PFD	3,910	358,583

		1,036,447

Total Preferred Stocks
(cost $742,970)		1,036,447

	Principal amount	Value
Repurchase Agreement (0.05%)
State Street Bank & Trust Repurchase Agreement, (c), agreement date 03/31/2010, to be repurchased at $120,958 on 04/01/2010	$120,958	$120,958

Total Repurchase Agreement
(cost $120,958)		120,958

TOTAL INVESTMENTS (99.02%)
(cost $260,797,583)		269,648,861
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.98%)		2,676,198

NET ASSETS (100.00%)		$272,325,059

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $123,914 as of March 31, 2010.

(d)	At March 31, 2010, cash in the amount of $503,099 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$85,550,696	31.73
Japanese Yen	59,916,828	22.22
British Pound	56,760,321	21.05
Australian Dollar	23,353,001	8.66
Swiss Franc	21,296,719	7.90
Swedish Krona	7,466,192	2.77
Hong Kong Dollar	6,437,104	2.39
Singapore Dollar	3,941,946	1.46
Danish Krone	2,540,282	0.94
Norwegian Krone	1,998,252	0.74
New Zealand Dollar	266,562	0.10
United States Dollar	120,958	0.04

Total Investments	$269,648,861	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$68,264,755	25.07
Industrials	31,828,152	11.69
Materials	28,332,714	10.40
Consumer Staples	26,907,228	9.88
Consumer Discretionary	26,686,151	9.80
Health Care	21,860,754	8.03
Energy	21,571,033	7.92
Utilities	15,019,826	5.52
Telecommunication Services	14,829,061	5.44
Information Technology	14,228,229	5.22

Total Stocks	269,527,903	98.97
Repurchase Agreement	120,958	0.05
Cash and Other Assets, Net of Liabilities	2,676,198	0.98

Net Assets	$272,325,059	100.00%

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Shares	Value
Registered Investment Companies (99.68%)
State Farm Variable Product Trust Bond Fund (a)	2,741,066	$28,781,195
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	4,228,961	49,901,738

Total Registered Investment Companies
(cost $80,271,823)		78,682,933

TOTAL INVESTMENTS (99.68%)
(cost $80,271,823)		78,682,933
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.32%)		252,005

NET ASSETS (100.00%)		$78,934,938

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (78.20%)
Agriculture, Foods, & Beverage (7.55%)
Campbell Soup Co.
6.750%, 02/15/2011	$1,000,000	$1,054,048
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,051,201
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,065,438
Hershey Co.
5.300%, 09/01/2011	500,000	526,560
ConAgra Foods Inc.
6.750%, 09/15/2011	106,000	113,905
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,062,100
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,077,954
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	546,896
General Mills Inc.
5.650%, 09/10/2012	500,000	545,046
HJ Heinz Co.
5.350%, 07/15/2013	500,000	542,176
Coca-Cola Enterprises Inc.
5.000%, 08/15/2013	500,000	545,741
Hershey Co.
5.450%, 09/01/2016	500,000	537,374
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,084,775
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,200,290
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,053,827

		13,007,331

Automotive (0.30%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	522,468

Banks (6.72%)
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,527,098
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	517,998
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,033,419
Wachovia Corp.
5.350%, 03/15/2011	500,000	518,128
Royal Bank of Canada
5.650%, 07/20/2011	500,000	531,670
Bank of America Corp.
5.375%, 08/15/2011	500,000	525,546
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,077,990
Wachovia Corp.
5.700%, 08/01/2013	500,000	547,558
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	538,271

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
US Bank NA
4.950%, 10/30/2014	$500,000	$532,296
Fifth Third Bank
4.750%, 02/01/2015	500,000	504,294
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	500,914
Wachovia Bank NA
5.600%, 03/15/2016	500,000	524,345
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	539,593
Bank of America NA
6.000%, 06/15/2016	500,000	522,594
Wachovia Corp.
5.750%, 06/15/2017	500,000	532,466
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,096,445

		11,570,625

Building Materials & Construction (2.69%)
Lafarge SA
6.150%, 07/15/2011	500,000	522,262
CRH America Inc.
5.625%, 09/30/2011	500,000	524,029
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	1,053,934
Masco Corp.
4.800%, 06/15/2015	500,000	482,374
Hanson PLC
6.125%, 08/15/2016	500,000	494,706
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,074,475
Masco Corp.
5.850%, 03/15/2017	500,000	487,324

		4,639,104

Chemicals (2.77%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,011,055
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	1,051,491
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	533,364
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,082,421
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	531,216
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	555,680

		4,765,227

Commercial Service/Supply (1.22%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	501,099

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
Dun & Bradstreet Corp.
5.500%, 03/15/2011	$500,000	$520,177
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,076,644

		2,097,920

Computers (0.64%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,108,184

Consumer & Marketing (4.63%)
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,037,920
Avon Products Inc.
5.125%, 01/15/2011	500,000	517,534
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,041,730
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,040,016
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	526,582
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,087,077
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,093,026
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,056,176
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	563,361

		7,963,422

Electronic/Electrical Manufacturing (1.56%)
Emerson Electric Co.
5.750%, 11/01/2011	1,000,000	1,074,076
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,077,973
Emerson Electric Co.
5.125%, 12/01/2016	500,000	537,022

		2,689,071

Financial Services (5.16%)
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,023,657
American Express Credit
5.000%, 12/02/2010	1,000,000	1,026,811
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	529,932
American Express Co.
5.250%, 09/12/2011	500,000	522,255
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,057,105
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	540,134

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
4.875%, 03/04/2015	$500,000	$525,411
5.375%, 10/20/2016	500,000	529,452
5.400%, 02/15/2017	500,000	523,064
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	539,331
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	541,994
ProLogis
6.625%, 05/15/2018	500,000	496,874
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,034,552

		8,890,572

Health Care (8.47%)
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	1,023,261
Abbott Laboratories
5.600%, 05/15/2011	500,000	525,460
Johnson & Johnson
5.150%, 08/15/2012	500,000	544,948
AstraZeneca PLC
5.400%, 09/15/2012	500,000	546,020
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,069,728
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,067,999
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	555,422
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,096,699
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,006,981
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	540,750
Abbott Laboratories
5.875%, 05/15/2016	500,000	565,332
Baxter International Inc.
5.900%, 09/01/2016	500,000	565,844
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,076,197
Wyeth
5.450%, 04/01/2017	500,000	547,256
Amgen Inc.
5.850%, 06/01/2017	500,000	554,495
Johnson & Johnson
5.550%, 08/15/2017	500,000	552,251
AstraZeneca PLC
5.900%, 09/15/2017	500,000	558,463
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	562,672
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	537,780

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	$1,000,000	$1,085,843

		14,583,401

Machinery & Manufacturing (4.72%)
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,503,681
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,033,329
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,057,908
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	519,299
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	797,212
Caterpillar Inc.
5.700%, 08/15/2016	500,000	548,624
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,043,836
Honeywell International Inc.
5.300%, 03/15/2017	500,000	535,736
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,088,865

		8,128,490

Media & Broadcasting (1.91%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,060,025
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,105,171
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,120,831

		3,286,027

Mining & Metals (3.38%)
Alcan Inc.
6.450%, 03/15/2011	500,000	522,436
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	535,273
BHP Finance USA
4.800%, 04/15/2013	1,000,000	1,074,439
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,063,099
Alcan Inc.
5.000%, 06/01/2015	500,000	523,897
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,004,540
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	540,424
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	562,784

		5,826,892

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (5.31%)
Shell International Finance
5.625%, 06/27/2011	$1,500,000	$1,588,526
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,078,714
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,050,326
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,089,471
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	556,585
Apache Corp.
5.625%, 01/15/2017	500,000	549,248
Shell International Finance
5.200%, 03/22/2017	500,000	536,668
Canadian National Resources
5.700%, 05/15/2017	500,000	533,530
Weatherford International Inc.
6.350%, 06/15/2017	500,000	536,987
EOG Resources Inc.
5.875%, 09/15/2017	500,000	545,264
Husky Energy Inc.
6.200%, 09/15/2017	500,000	542,930
ConocoPhillips
5.200%, 05/15/2018	500,000	527,706

		9,135,955

Retailers (5.99%)
Home Depot Inc.
4.625%, 08/15/2010	500,000	507,280
5.200%, 03/01/2011	500,000	519,328
CVS Corp.
5.750%, 08/15/2011	500,000	528,576
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,074,233
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	551,582
Walgreen Co.
4.875%, 08/01/2013	500,000	544,330
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,094,864
Target Corp.
5.875%, 07/15/2016	1,000,000	1,133,532
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	544,468
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,077,185
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,096,083
Target Corp.
5.375%, 05/01/2017	500,000	541,603
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	539,196

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
5.800%, 02/15/2018	$500,000	$558,002

		10,310,262

Telecom & Telecom Equipment (4.59%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	1,028,808
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,040,385
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,040,713
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	519,924
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,048,580
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,087,321
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,077,453
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,066,590

		7,909,774

Utilities & Energy (10.59%)
Commonwealth Edison Co.
4.740%, 08/15/2010	1,000,000	1,014,789
Southern California Gas
4.375%, 01/15/2011	1,000,000	1,029,121
Appalachian Power Co.
5.550%, 04/01/2011	500,000	518,874
Duke Energy Corp.
6.250%, 01/15/2012	500,000	542,594
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	540,095
Appalachian Power Co.
5.650%, 08/15/2012	500,000	537,336
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	532,354
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,053,941
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,099,841
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,096,077
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	548,061
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	537,253
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,086,780
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,096,122
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,058,134

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Atmos Energy Corp.
6.350%, 06/15/2017	$500,000	$537,714
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,067,339
Union Electric Co.
6.400%, 06/15/2017	500,000	548,668
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	540,876
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	552,564
Florida Power Corp.
5.800%, 09/15/2017	500,000	544,561
Virginia Electric & Power
5.950%, 09/15/2017	500,000	545,964
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	527,388
Florida Power Corp.
5.650%, 06/15/2018	500,000	541,382
Pacificorp
5.650%, 07/15/2018	500,000	539,933

		18,237,761

Total Corporate Bonds
(cost $126,177,544)		134,672,486

Government Agency Securities (a) (2.11%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,622,174
5.300%, 05/12/2020	2,000,000	2,009,950

Total Government Agency Securities
(cost $3,461,623)		3,632,124

U.S. Treasury Obligations (13.45%)
U.S. Treasury Notes
3.875%, 02/15/2013	1,500,000	1,600,663
4.250%, 08/15/2014	5,000,000	5,421,875
4.000%, 02/15/2015	5,000,000	5,353,125
4.250%, 08/15/2015	10,000,000	10,796,880

Total U.S. Treasury Obligations
(cost $23,130,132)		23,172,543

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2010

(Unaudited)

	Shares	Value
Short-term Investments (5.27%)
JPMorgan U.S. Government Money Market Fund	9,076,812	$9,076,812

Total Short-term Investments
(cost $9,076,812)		9,076,812

TOTAL INVESTMENTS (99.03%)
(cost $161,846,111)		170,553,965
OTHER ASSETS, NET OF LIABILITIES (0.97%)		1,671,292

NET ASSETS (100.00%)		$172,225,257

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2010

(Unaudited)

	Principal amount	Value
Short-term Investments (100.16%)
Automotive (9.30%)
American Honda Finance Corp.
0.190%, 05/18/2010	$2,000,000	$1,999,504
Toyota Motor Credit Corp.
0.200%, 04/28/2010	2,300,000	2,299,655

		4,299,159

Financial Services (4.97%)
General Electric Capital Corp.
0.150%, 05/06/2010	2,300,000	2,299,665

Government Agency Securities (a) (73.90%)
Federal Home Loan Bank
0.115%, 04/09/2010	1,500,000	1,499,962
0.120%, 04/14/2010	1,177,000	1,176,949
0.140%, 05/26/2010	600,000	599,872
0.170%, 06/02/2010	2,000,000	1,999,414
0.170%, 06/09/2010	2,000,000	1,999,348
0.180%, 06/11/2010	2,500,000	2,499,112
Federal Home Loan Mortgage Corp.
0.110%, 04/05/2010	2,000,000	1,999,976
0.120%, 04/27/2010	2,000,000	1,999,827
0.160%, 05/10/2010	1,500,000	1,499,740
0.140%, 05/17/2010	6,000,000	5,998,927
0.180%, 06/14/2010	3,000,000	2,998,890
Federal National Mortgage Association
0.110%, 04/21/2010	4,900,000	4,899,701
0.140%, 05/25/2010	4,000,000	3,999,160
0.160%, 06/02/2010	1,000,000	999,724

		34,170,602

Health Care (4.76%)
Abbott Laboratories (b)
0.140%, 05/03/2010	2,200,000	2,199,726

Oil & Gas (4.98%)
Chevron Funding Corp.
0.160%, 04/22/2010	2,300,000	2,299,785

	Shares	Value
Registered Investment Companies (2.25%)
JPMorgan U.S. Government Money Market Fund	1,041,594	$1,041,594

Total Short-term Investments
(cost $46,310,531)		46,310,531

TOTAL INVESTMENTS (100.16%)
(cost $46,310,531)		46,310,531
LIABILITIES, NET OF OTHER ASSETS (-0.16%)		(72,349)

NET ASSETS (100.00%)		$46,238,182

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(b)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. This security was purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of this security was $2,199,726 or 4.76% of net assets.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of March 31, 2010. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”) 2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC, the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of March 31, 2010:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$33,116,660	$—	$—	$33,116,660
Short-term Investments	349,951	—	—	349,951
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	34,124,862	—	—	34,124,862
Registered Investment Companies	315,522	—	—	315,522
Short-term Investments	320,400	—	—	320,400
International Equity Fund					—	220	—	220
Common Stocks (a)	32,528,989	—	—	32,528,989
Preferred Stocks (a)	1,808,417	—	—	1,808,417
Repurchase Agreement	—	1,265,631	—	1,265,631
Large Cap Index Fund					76,508	—	—	76,508
Common Stocks (a)	457,464,780	—	—	457,464,780
Short-term Investments	—	4,033,318	—	4,033,318
Small Cap Index Fund					6,979	—	—	6,979
Common Stocks (a)	218,866,083	275	0	218,866,358
Registered Investment Companies	2,372,308	—	—	2,372,308
Short-term Investments	—	1,153,805	—	1,153,805
International Index Fund					47,381	—	—	47,381
Common Stocks (a)	267,873,991	617,465	0	268,491,456
Preferred Stocks (a)	1,036,447	—	—	1,036,447
Repurchase Agreement	—	120,958	—	120,958
Balanced Fund					—	—	—	—
Registered Investment Companies	78,682,933	—	—	78,682,933

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds	$—	$134,672,486	$—	$134,672,486
Government Agency Securities	—	3,632,124	—	3,632,124
U.S. Treasury Obligations	—	23,172,543	—	23,172,543
Short-term Investments	9,076,812	—	—	9,076,812
Money Market Fund					—	—	—	—
Short-term Investments	1,041,594	45,268,937	—	46,310,531
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2009, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using an independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On March 31, 2010, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on March 31, 2010 at $34,337,406 were transferred from Level 2 to Level 1 in the International Equity Fund and $268,910,438 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund, International Equity Fund, and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2009 or for the period ended March 31, 2010. The remaining Funds did not hold any Level 3 securities as of December 31, 2009, or for the period ended March 31, 2010.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of March 31, 2010.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of March 31, 2010, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$29,737,821	$4,570,606	$(841,816)	$3,728,790
Small/Mid Cap Equity Fund	29,671,506	5,646,944	(557,666)	5,089,278
International Equity Fund	34,775,471	3,109,634	(2,282,068)	827,566
Large Cap Index Fund	495,057,109	92,902,874	(126,461,885)	(33,559,011)
Small Cap Index Fund	228,105,730	46,010,924	(51,724,183)	(5,713,259)
International Index Fund	262,839,101	66,168,253	(59,358,493)	6,809,760
Balanced Fund	80,301,469	786,410	(2,404,946)	(1,618,536)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond Fund	161,846,111	8,843,938	(136,084)	8,707,854
Money Market Fund	46,310,531	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund, Small Cap Index Fund, and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $246,834 during 2009 and realized gains of $126,198 during 2009 as ordinary income for federal income tax purposes. The Small Cap Index Fund recognized unrealized appreciation (depreciation) of $206 during 2009 and realized gains of $972 during 2009 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of $935,820 during 2009 and realized gains of $127,186 during 2009 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2009, was $249,599 for the International Equity Fund, $206 for the Small Cap Index Fund, and $1,900,375 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds enter into stock index futures contracts to gain exposure to market fluctuations as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bear the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds enter into forward foreign currency contracts to hedge against changes in the foreign currencies between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statement of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, may realize a loss.

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g. corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions help minimize the impact these non-index securities have on the overall performance of the Funds.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Futures and foreign currency contracts

As of March 31, 2010, the International Equity Fund had the following open forward foreign currency contracts. See Note 2 under Financial instruments.

Foreign Amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
7,521	British Pound	1	04/07/2010	(11,432)	$—	$(19)
13,836	Euro	3	04/01/2010-04/07/2010	(18,714)	6	(32)
27,460	Swiss Franc	2	04/01/2010-04/06/2010	(25,778)	265	—

				Total	$271	$(51)

The International Index Fund had no open forward foreign currency contracts at March 31, 2010.

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2010:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	71	$4,059,952	$4,136,460	Long	June ‘10	$76,508

Small Cap Index Fund	Russell 2000 Index Mini	17	1,144,091	1,151,070	Long	June ‘10	$6,979

International Index Fund	TOPIX Index	6	593,625	627,340	Long	June ‘10	33,715
International Index Fund	DJ Euro Stoxx 50	28	1,069,728	1,078,197	Long	June ‘10	8,469
International Index Fund	FTSE 100 Index	8	675,917	681,114	Long	June ‘10	5,197

Total							$47,381

(1)

“Standard & Poor’s ® ”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000®Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE®Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date: May 27, 2010

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date: May 27, 2010